File No. 2-57151

                           As filed on October ^ 30, 1996


                         SECURITIES AND EXCHANGE COMMISSION

                               Washington, D.C.  20549
                                      Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
                                                                              --
    Pre-Effective Amendment No. ________
    Post-Effective Amendment No.    ^ 36                                       X
                                 ---------                                    --

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X
                                                                              --
    Amendment No.     ^ 25                                                     X
                  ------------                                                --


                             INVESCO INCOME FUNDS, INC.
                 (Exact Name of Registrant as Specified in Charter)

                    7800 E. Union Avenue, Denver, Colorado  80237
                      (Address of Principal Executive Offices)

                    P.O. Box 173706, Denver, Colorado  80217-3706
                                  (Mailing Address)

Registrant's Telephone Number, including Area Code:  (303) 930-6300

                                 Glen A. Payne, Esq.
                                7800 E. Union Avenue
                               Denver, Colorado  80237
                       (Name and Address of Agent for Service)
                                 -------------------
                                     Copies to:
                               Ronald M. Feiman, Esq.
                               Gordon Altman Butowsky
                                Weitzen Shalov & Wein
                                 114 W. 47th Street
                              New York, New York  10036
                                 -------------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.


It is proposed that this filing will become effective:
      immediately upon filing pursuant to paragraph (b) on _____________, pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
 X    on ^ December 31, 1996 pursuant to paragraph (a)(1)
      75 days after filing pursuant to paragraph (a)(2) on _____________, pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:
      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                 -------------------

Registrant has previously elected to register an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act. Registrant's Rule 24f-2 Notice for the fiscal year ended August 31, ^ 1996 was filed on or about October ^ 23, 1996.


                                    Page 1 of 295
                         Exhibit index is located at page 179

                          INVESCO INCOME FUNDS, INC.
                          ---------------------------

                             CROSS-REFERENCE SHEET

Form N-1A
   Item                                   Caption
---------                                 -------

Part A                                    Prospectus

   1.......................               Cover Page

   2.......................               Annual Fund Expenses;
                                          Essential Information

   3.......................               Financial Highlights; Fund
                                          Price and Performance

   4.......................               Investment Objective and
                                          Strategy; Investment Policies
                                          and Risks; The Fund and Its
                                          Management

   5.......................               The Fund and Its Management

   5A......................               Not Applicable

   6.......................               Fund Services; Taxes,
                                          Dividends and Capital Gain
                                          Distributions; Additional
                                          Information

   7.......................               How to Buy Shares; Fund Price
                                          and Performance; Fund
                                          Services; The Fund and Its
                                          Management

   8.......................               Fund Services; How to Sell
                                          Shares

   9.......................               Not Applicable

Part B                                    Statement of Additional
                                          Information

   10.......................              Cover Page

   11.......................              Table of Contents

Form N-1A
   Item                                   Caption
---------                                 -------

   12.......................              The Fund and Its Management

   13.......................              Investment Practices;
                                          Investment Policies and
                                          Restrictions

   14.......................              The Fund and Its Management

   15.......................              The Fund and Its Management;
                                          Additional Information

   16.......................              The Fund and Its Management;
                                          Additional Information

   17.......................              Investment Practices;
                                          Investment Policies and
                                          Restrictions

   18.......................              Additional Information

   19.......................              How Shares Can Be Purchased;
                                          How Shares Are Valued;
                                          Services Provided by the Fund;
                                          Tax-Deferred Retirement Plans;
                                          How to Redeem Shares

   20.......................              Dividends, Capital Gain
                                          Distributions and Taxes

   21.......................              How Shares Can Be Purchased

   22.......................              Fund Performance

   23.......................              Additional Information

Part C                                    Other Information

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
^ December 31, 1996


                          INVESCO SELECT INCOME FUND

     INVESCO Select Income Fund (the "Fund") is actively managed to seek as high a level of current income as is consistent with the risk involved in investing substantially all of its assets in bonds and other debt securities. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Fund's primary objective. The Fund's holdings ordinarily consist of corporate bonds plus U.S. government and U.S. government agency and instrumentality debt obligations.


     This prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Fund, dated ^ December 31, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. To obtain a free copy, write to INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085.


     THE FUND MAY INVEST UP TO 50% OF ITS TOTAL ASSETS IN LOWER RATED BONDS, COMMONLY KNOWN AS "HIGH YIELD" OR "JUNK BONDS." THESE INVESTMENTS ARE SUBJECT TO GREATER RISKS, INCLUDING THE RISK OF DEFAULT, THAN HIGHER RATED SECURITIES. YOU SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. SEE "INVESTMENT OBJECTIVE AND STRATEGY" AND "INVESTMENT POLICIES AND RISKS."

 ^CONTENTS


   ESSENTIAL INFORMATION...................................................  6

   ANNUAL FUND EXPENSES....................................................  7

   FINANCIAL HIGHLIGHTS....................................................  9

   INVESTMENT OBJECTIVE AND STRATEGY....................................... 11

   INVESTMENT POLICIES AND RISKS........................................... 11

   THE FUND AND ITS MANAGEMENT............................................. 16

   FUND PRICE AND PERFORMANCE.............................................. 18

   HOW TO BUY SHARES....................................................... 19

   FUND SERVICES........................................................... 24

   HOW TO SELL SHARES...................................................... 24

   TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS......................... 27

   ADDITIONAL INFORMATION.................................................. 28


   APPENDIX - RATINGS SERVICES............................................. 29




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

ESSENTIAL INFORMATION

     Investment Goal And Strategy. INVESCO Select Income Fund is a diversified mutual fund that seeks as high a level of current income as is consistent with the risk involved in investing in the types of securities in which the Fund invests. The maturity of the securities in which the Fund invests will vary with interest rates. In selecting investments, we consider potential capital appreciation as a secondary factor . There is no guarantee that the Fund will meet its objective. See "Investment Objective And Strategy."

     Designed For: Investors primarily seeking daily income, paid monthly. While not a complete investment program, the Fund may be a valuable element of your investment portfolio. You may also wish to consider the Fund as part of a Uniform Gifts/Transfers to Minors Account or systematic investment strategy. The Fund may be a suitable investment for tax-sheltered retirement programs such as the IRA, SEP-IRA, SARSEP, 401(k), Profit Sharing, Money Purchase Pension, or 403(b) plans.

     Time Horizon. The Fund is primarily managed for current income, with the secondary potential for capital growth. Investors should not consider this Fund for the portion of their savings devoted to capital appreciation, or for that portion focused on liquidity and stable principal value.

     Risks. The Fund's investments in debt securities are subject to credit risk and market risk, both of which are increased by investing in lower rated securities. The returns on foreign investments may be influenced by the risks of investing overseas. The Fund uses a moderate investment strategy, but may invest up to 50% of its total assets in securities rated below investment grade and up to 25% of its total assets in dollar-denominated foreign debt securities. The Fund may experience rapid portfolio turnover that may result in higher brokerage commissions and the acceleration of taxable capital gains. See "Investment Policies and Risks."

     Organization and Management. The Fund is a series of INVESCO Income Funds, Inc. (the "Company"), a diversified, managed, no-load mutual fund. The Fund is owned by its shareholders. It employs INVESCO Funds Group, Inc. ("IFG"), founded in 1932, to serve as investment adviser, administrator, distributor, and transfer agent; and INVESCO Trust Company ("INVESCO Trust"), founded in 1969, as sub-adviser. Together, IFG and INVESCO Trust constitute "Fund Management."

     The Fund's investments are selected by INVESCO senior vice president Donovan "Jerry" Paul. A Chartered Financial Analyst, Mr. Paul earned his MBA from the University of Northern Iowa and a BBA from the University of Iowa. See "The Fund And Its Management."

     IFG and INVESCO Trust are part of a global firm that managed approximately ^ $90 billion as of June 30, ^ 1996. The parent company, INVESCO PLC, is based in London, with money managers located in Europe, North America, and the Far East.

     This Fund ^ offers all of the  following  services  at no  charge:
     Telephone purchases
     Telephone exchanges
     Telephone redemptions
     Automatic reinvestment of distributions
     Regular investment plans ^ such as EasiVest (the Fund's automatic monthly investment program), Direct Payroll
     Purchase, and Automatic Monthly Exchange)
     Periodic withdrawal plans


     See "How To Buy Shares" and "How To Sell Shares."


     Minimum Initial Investment: $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans.

     Minimum  Subsequent  Investment:   $50  (minimums  are  lower  for  certain
retirement plans).


ANNUAL FUND EXPENSES


     The Fund is no-load; there are no fees to purchase, exchange or redeem shares. The Fund^ is authorized to pay a Rule 12b-1 distribution fee up to one quarter of one percent of the Fund's average net assets each year. (See "How To Buy Shares --Distribution Expenses.")


     Like any company, the Fund has operating expenses -- such as portfolio management, accounting, shareholder servicing, maintenance of shareholder accounts, and other expenses. These expenses are paid from the Fund's assets. Lower expenses therefore benefit investors by increasing the Fund's total return.

     We calculate annual operating expenses as a percentage of the Fund's average annual net assets. To keep expenses competitive, the Fund's manager voluntarily reimburses the Fund for amounts in excess of 1.00% of average net assets.

Annual Fund Operating Expenses
(as a percentage of average net assets)


Management Fee                                                          0.55%
12b-1 Fees                                                              0.25%
Other Expenses                                                        ^ 0.21%
Total Fund Operating Expenses ^(1)(2)                                   1.01%

^(1) Portions of the brokerage commissions paid by the Fund were used to reduce Fund expenses, and the Fund's custodian fees were reduced under an expense offset arrangement. However, as a result of a new regulatory requirement, the figures shown above do not reflect these reductions. In comparing expenses for different years, please note that the ratios of Expenses to Average Net Assets shown under "Financial Highlights" do reflect reductions for periods prior to the fiscal year ended August 31, 1996.

(2) Certain Fund expenses are being voluntarily absorbed by INVESCO Funds Group, Inc. ("INVESCO"). In the absence of such absorbed expenses, the Fund's "Other Expenses" and "Total Fund Operating
Expenses" would have been ^ 0.36% and ^ 1.16%, respectively, based on the Fund's actual expenses for the fiscal year ended August 31, ^ 1996. See "The Fund and Its Management."


Example

      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from the Fund's assets, and are deducted from the amount of income available for distribution to shareholders; they are not charged directly to shareholder accounts.)


                  1 Year      3 Years     5 Years     10 Years
                  ------      -------     -------     --------
                  $10         $32         ^ $56       $124


      The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR EXPENSES, AND ACTUAL ANNUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For more information on the Fund's expenses, see "The Fund and Its Management" and "How to Buy Shares - Distribution Expenses."


      Since the Fund pays a distribution fee, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc. ^

FINANCIAL HIGHLIGHTS

(For a Fund Share Outstanding Throughout ^ Each Period)

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the independent accountant's report thereon appearing in the Fund's ^ 1996 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IFG at the address or telephone number on the cover of this prospectus. The Annual Report also contains more information about the Fund's performance.



                                                          Period
                                                         ^ Ended
                                 Year Ended August 31  August 31                     Year Ended December 31
                          ---------------------------  ---------   ------------------------------------------------------------
                             ^ 1996     1995     1994      1993>   ^ 1992     1991     1990     1989     1988     1987   1986 ^

PER SHARE DATA
Net Asset Value -
   Beginning of Period        $6.54    $6.18    $6.80      $6.53    $6.50    $5.96    $6.26    $6.39    $6.36    $7.10  $6.84 ^
                          ---------------------------  ---------   ------------------------------------------------------------
INCOME FROM
   INVESTMENT ^ OPERATIONS
Net Investment Income          0.47     0.47     0.47       0.33     0.52     0.53     0.59     0.63     0.61     0.63   0.67 ^
Net Gains or (Losses) on
   Securities (Both Realized
   and Unrealized)           (0.17)     0.36   (0.43)       0.27     0.13     0.53   (0.30)   (0.13)     0.03   (0.74)   0.60 ^
                          ---------------------------  ---------   ------------------------------------------------------------

Total from Investment
   Operations                  0.30     0.83     0.04       0.60     0.65     1.06     0.29     0.50     0.64   (0.11)   1.27 ^
                          ---------------------------  ---------   ------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment ^ Income         0.46     0.47     0.47       0.33     0.52     0.52     0.59     0.63     0.61     0.63   0.68
^ In Excess of Net
   Investment Income+          0.01     0.00     0.00       0.00     0.00     0.00     0.00     0.00     0.00     0.00   0.00
Distributions from
   Capital Gains               0.02     0.00     0.09       0.00     0.10     0.00     0.00     0.00     0.00     0.00   0.33







^ In Excess of Capital
   ^ Gains                     0.00     0.00     0.10       0.00     0.00     0.00     0.00     0.00     0.00     0.00   0.00
                          ---------------------------  ---------   -----------------------------------------------------------
Total Distributions            0.49     0.47     0.66       0.33     0.62     0.52     0.59     0.63     0.61     0.63   1.01 ^
Net Asset Value -
   End of Period              $6.35    $6.54    $6.18      $6.80    $6.53    $6.50    $5.96    $6.26    $6.39    $6.36  $7.10
                          ===========================  =========   ===========================================================

TOTAL RETURN                  4.78%   14.01%    0.47%     9.42%*   10.38%   18.57%    4.86%    8.17%   10.52%  (1.63%) 18.99% ^
RATIOS
Net Assets -
   End of Period
   ($000 Omitted)          $258,093 $216,597 $138,337   $158,780 $123,036  $93,827  $46,423  $32,783  $29,902  $19,751$24,724 ^
Ratio of Expenses to
   Average Net Assets#       1.01%@    1.00%    1.11%     1.15%~    1.14%    1.15%    1.01%    0.99%    1.00%    0.99%  0.85% ^
Ratio of Net Investment
   Income to Average
   Net Assets#                7.14%    7.38%    7.22%     7.40%~    7.97%    8.57%    9.67%    9.92%    9.47%    9.36%  9.19% ^
Portfolio Turnover ^ Rate      210%     181%     135%      105%*     178%     117%      38%     121%     143%     131%   153% ^

^> From January 1, 1993 to August 31, 1993, the Fund's current fiscal year-end.

+ Distributions in excess of net investment income for the year ended August 31, 1995, aggregated less than $0.01 on a per share basis.

* ^ Based on operations for the period shown and, accordingly, are not representative of a full year.

# Various  expenses of the Fund were  voluntarily  absorbed by IFG for the years ended August 31, 1996, 1995 and 1994. If such expenses had not been  voluntarily absorbed,  ratio of expenses to average net assets would have been 1.16%,  1.22%
and 1.15%,  respectively,  and ratio of net  investment  income to  average  net assets would have been 6.99%, 7.16% and 7.18%, respectively.

^@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

^~ Annualized


INVESTMENT OBJECTIVE AND STRATEGY

      The Fund seeks as high a level of current income as is consistent with the risk involved in investing in the types of securities in which the Fund invests. This investment objective is fundamental and cannot be changed without the approval of the Fund's shareholders. There is no assurance that the Fund's investment objective will be met.

      The Fund normally invests at least 90% of its assets in bonds and marketable debt securities (including convertible issues) of established companies which Fund Management believes may provide high current income and which, consistent with this objective, may have the potential to provide capital appreciation. Under normal circumstances, at least 50% of the Fund's assets are invested in investment grade debt securities -- those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's ("S&P"). No more than 50% of the Fund's assets may consist of corporate bonds rated below investment grade. (See the Appendix to this Prospectus for a description of bond ratings.)

      The Fund also may invest in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (which may or may not be backed by the full faith and credit of the United States) and bank certificates of deposit. In addition, the Fund may invest in municipal obligations when we believe that their potential returns are better than those that might be achieved by investing in securities of corporate or U.S. governmental issuers.

      As a matter of policy, which may be changed without a vote of shareholders, at least 65% of the Fund's total assets normally will be invested in debt securities maturing at least three years after they are issued. However, there are no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as Fund Management responds to changes in interest rates.

      When we believe market or economic conditions are adverse, the Fund may act defensively -- that is, temporarily invest up to 100% of its total assets in cash and debt securities having maturities of less than three years at the time of issuance, seeking to protect its assets until conditions stabilize.

INVESTMENT POLICIES AND RISKS


      Investors should expect to see their price per share vary with moves in the fixed-income market, economic conditions and other factors. The Fund invests in many different companies in a variety of industries; this diversification reduces the Fund's overall exposure to investment and market risks, but cannot eliminate these risks.

      Corporate Bonds. When we assess an issuer's ability to meet its interest rate obligations and repay its debt when due, we are referring to "credit risk." Debt obligations are rated based on their estimated credit risk by independent services such as S&P or Moody's. "Market risk" refers to sensitivity to changes in interest rates: For instance, when interest rates go up, the market value of a previously issued bond generally declines; on the other hand, when interest rates go down, bonds generally see their prices increase.

      Risks of Lower Rated Bonds. The lower a bond's quality, the more it is subject to credit risk and market risk and the more speculative it becomes; this is also true of most unrated securities. To reduce these risks, at least 50% of the Fund's assets normally are invested in debt securities rated AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's. In addition, the Fund may invest in corporate short-term notes rated at least A-1 by S&P or Prime-1 by Moody's. Overall, these bonds and notes enjoy strong to adequate capacity to pay principal and interest.

      No more than 50% of assets may be invested in issues rated below investment grade quality (commonly called "junk bonds," and rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, are judged by Fund Management to be of equivalent quality); these include issues which are of poorer quality and may have some speculative characteristics, according to the ratings services. Investments in unrated securities may not exceed 25% of the Fund's total assets. Never, under any circumstances, is the Fund permitted to invest in bonds which are rated below B by Moody's or B- by S&P. Bonds rated B or B- generally lack characteristics of a desirable investment and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. While Fund Management continuously monitors all of the corporate bonds in the Fund's portfolio for the issuer's ability to make required principal and interest payments and other quality factors, it may retain a bond whose rating is changed to one below the minimum rating required for purchase of the security.

      Because investment in medium and lower rated securities involves both greater credit risk and market risk, achievement of the Fund's investment objectives may be more dependent on Fund Management's own credit analysis than is the case for funds investing in higher quality securities. In addition, the share price and yield of the Fund may be expected to fluctuate more than in the case of funds investing in higher quality, shorter term securities. Moreover, a significant economic downturn or major increase in interest rates may result in issuers of lower rated securities experiencing increased financial stress, which would adversely affect their ability to service their principal, dividend and interest obligations, meet projected business goals, and obtain additional financing. In this regard, it should be noted that while the market for high yield corporate bonds has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high yield corporate debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high yield bond market, particularly during periods of economic recession. Furthermore, expenses incurred to recover an investment in a defaulted security may adversely affect the Fund's net asset value. Finally, while Fund Management attempts to limit purchases of medium and lower rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.


      For the fiscal year ended August 31, ^ 1996, the following percentages of the Fund's total assets were invested in corporate bonds rated investment grade (BBB by S&P or Baa by Moody's and above) at the time they were purchased: AAA--^ 0.18%; AA--^ 0.49% ; A--^ 3.21%; and BBB--^ 10.42%, and the following percentages were invested in corporate bonds rated below investment grade at the time of purchase: BB--^ 24.40%; B--^ 18.61%; CCC--^ 0.02%; and D--^ 0.00%.
Finally, ^ 0.03% of total assets were invested in unrated corporate bonds. All of these percentages were determined on a dollar-weighted basis, calculated by averaging the Fund's month-end portfolio holdings during the fiscal year. Keep in mind that the Fund's holdings are actively traded, and bond ratings are occasionally adjusted by ratings services, so these figures do not represent the Fund's actual holdings or quality ratings as of August 31, ^ 1996.


      For a detailed description of corporate bond ratings, see the Appendix of this prospectus and the Statement of Additional Information.

      Foreign Securities. The Fund's investments in debt obligations may include securities issued by foreign governments and foreign corporations. As a matter of policy, which may be changed without a vote of shareholders, up to 25% of the Fund's total assets, measured at the time of purchase, may be invested directly in foreign debt securities, provided that all such securities are denominated and pay interest in U.S. dollars (such as Eurobonds and Yankee bonds). Securities of Canadian issuers are not subject to this 25% limitation. Investments in foreign debt securities involve certain risks.

     For U.S. investors, the returns on foreign debt securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against foreign currencies, returns on foreign securities for a U.S. investor may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase. The Fund attempts to minimize these risks by limiting its investments in foreign debt securities to those which are denominated and pay interest in U.S. dollars.

     Other aspects of international investing to consider include:

     -less publicly available information than is generally available about U.S. issuers;

     -differences in accounting, auditing and financial reporting standards;

     -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

     -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility; and

     -investments in certain countries may be subject to foreign withholding taxes, which may reduce dividends or capital gains payable to shareholders.

     There is also the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments.

     Rule 144A Securities. The Fund may not purchase securities that are not readily marketable. However, the Fund may purchase certain securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities") if a liquid trading market exists. The Company's board of directors has delegated to Fund Management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. In the event that a Rule 144A Security held by the Fund is subsequently determined to be illiquid, the security will be sold as soon as that can be done in an orderly fashion consistent with the best interests of the Fund's shareholders. For more information concerning Rule 144A Securities, see "Investment Policies and Restrictions" in the Statement of Additional Information.

     Zero Coupon Bonds and Pay-In-Kind Bonds. The Fund may invest in zero coupon bonds and pay-in-kind bonds if Fund Management determines that the risk of a default on the security, which could result in adverse tax consequences, is not significant. Zero coupon bonds make no periodic interest payments. Instead, they are sold at a discount from their face value. The buyer of the security receives the rate of return by the gradual appreciation in the price of the security, which is redeemed at face value at maturity. Pay-in-kind ("PIK") bonds pay interest in cash or additional securities, at the issuer's option, for a specified period. Being extremely responsive to changes in interest rates, the market price of zero coupon and PIK securities may be more volatile than other bonds. The Fund may be required to distribute income recognized on these bonds, even though no cash interest payments are received, which could reduce the amount of cash available for investment by the Fund.

      Delayed Delivery or When-Issued Purchases. Debt securities may at times be purchased or sold by the Fund with settlement taking place in the future. The Fund may invest, and hold, up to 10% of its net assets in when-issued securities. The payment obligation and the interest rate that will be received on the securities generally are fixed at the time the Fund enters into the commitment. Between the date of purchase and the settlement date, the value of the securities is subject to market fluctuations, and no interest is payable to the Fund prior to the settlement date.


      Securities Lending. The Fund may seek to earn additional income by lending securities to qualified brokers, dealers, banks, or other financial institutions, on ^ a fully collateralized basis. For further information on this policy, see "Investment Policies and Restrictions" in the Statement of Additional Information.

      Repurchase Agreements. The Fund may invest money, for as short a time as overnight, using repurchase agreements ("repos"). With a repo, the Fund buys a debt instrument, agreeing simultaneously to sell it back to the prior owner at an agreed-upon price. The Fund could incur costs or delays in seeking to sell the ^ security if the prior owner defaults on its repurchase obligation. To reduce that risk, the securities ^ underlying each repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest). These agreements are entered into only with member banks of the Federal Reserve System, registered broker-dealers, and registered U.S. government securities dealers that are deemed creditworthy under standards set by the ^ Company's board of directors.


      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for the Fund; securities may be sold without regard to the time they have been held when investment considerations warrant such action. Increased turnover may result in greater transaction costs and acceleration of capital gains which are taxable when distributed to shareholders. The Statement of

Additional Information includes an expanded discussion of the Fund's portfolio turnover rate, its brokerage practices and certain federal income tax matters.

      For a further discussion of risks associated with an investment in the Fund, see "Investment Policies and Restrictions" and "Investment Practices" in the Statement of Additional Information.

      Investment Restrictions. Certain restrictions, which are set forth in the Statement of Additional Information, may not be altered without the approval of the Fund's shareholders. For example, the Fund limits to 5% the portion of its total assets which may be invested in a single issuer, and to 25% the portion that may be invested in any one industry (other than U.S. government securities). The Fund's ability to borrow money is limited to borrowings from banks for temporary or emergency purposes in amounts not exceeding 10% of net assets. Additionally, except where indicated to the contrary, the investment objectives and policies described in this prospectus are fundamental and may not be changed without a vote of the Fund's shareholders.

THE FUND AND ITS MANAGEMENT

      The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as a diversified, open-end, management investment company. It was incorporated on August 20, 1976, under the laws of Colorado and was reorganized as a Maryland corporation on April 2, 1993.

      The Company's board of directors has responsibility for overall supervision of the Fund, and reviews the services provided by the adviser and sub-adviser. Under an agreement with the Company, INVESCO Funds Group, Inc. ("IFG"), 7800 E. Union Avenue, Denver, Colorado 80237, serves as the Fund's investment manager; it is primarily responsible for providing the Fund with various administrative services. IFG's wholly-owned subsidiary, INVESCO Trust, is the Fund's sub-adviser and is primarily responsible for managing the Fund's investments. Together, IFG and INVESCO Trust constitute "Fund Management."


      Donovan "Jerry" Paul, portfolio manager for the Fund since 1994, has responsibility for the day-to-day management of the Fund's holdings. He also manages INVESCO High Yield Fund and INVESCO VIF-High Yield Portfolio; further, he is co-manager of INVESCO Short-Term Bond Fund, INVESCO Industrial Income Fund, INVESCO Balanced Fund, and INVESCO VIF-Industrial Income Portfolio. A Chartered Financial Analyst and Certified Public Accountant, Mr. Paul is a senior vice president and director of fixed-income research of INVESCO Trust. His investment career was launched in 1976, and has included these highlights:
He was a senior vice president and director of fixed-income research (1989 to 1992) and portfolio manager (1987 to 1992) with Stein, Roe & Farnham Inc;

from 1993 to 1994, he was president of Quixote Investment Management, Inc. He holds an MBA from the University of Northern Iowa and BBA from the University of Iowa.

      Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires Fund Management's personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Fund or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.


      The Fund pays IFG a monthly management fee which is based upon a percentage of the Fund's average net assets determined daily; in turn, IFG pays INVESCO Trust a sub-advisory fee out of its management fee. The management fee is computed at the annual rate of 0.55% on the first $300 million of the Fund's average net assets; 0.45% on the next $200 million of the Fund's average net assets; and 0.35% on the Fund's average net assets over $500 million. For the fiscal year ended August 31, ^ 1996, investment management fees paid by the Fund amounted to 0.55% (prior to the voluntary absorption of certain Fund expenses by INVESCO) of its average net assets. Out of this fee, IFG paid an amount equal to ^ 0.24% of the Fund's average net assets to INVESCO Trust as a sub- advisory fee. No fee is paid by the Fund to INVESCO Trust.

      Under a Transfer Agency Agreement, IFG acts as registrar, transfer agent, and dividend disbursing agent for the Fund. The Fund pays an annual fee of ^ $26.00 per shareholder account or omnibus account participant for these services. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of IFG, may provide equivalent services to the Fund. In these cases, IFG may pay, out of the fee it receives from the Fund, an annual sub-transfer agency or record-keeping fee to the third party.

      In addition, under an Administrative Services Agreement, IFG handles additional administrative, record-keeping, and internal sub-accounting services for the Fund. For the fiscal year ended August 31, ^ 1996, the Fund paid IFG a fee for these services equal to 0.02% (prior to the voluntary absorption of certain fund expenses by IFG) of the Fund's average net assets.

      The Fund's expenses, which are accrued daily, are deducted from total income before dividends are paid. Total expenses of the Fund (prior to any expense offset) for the fiscal year ended August 31, ^ 1996, including investment management fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to 1.01% of the Fund's average net assets. Certain Fund expenses are absorbed voluntarily by IFG pursuant to a commitment to the Fund in order to ensure that the Fund's total operating expenses do not exceed ^ 1.00% of the Fund's average net assets. This commitment may be changed following consultation with the Company's board of directors. In the absence of this voluntary expense limitation, the Fund's total operating expenses would have been ^ 1.16% of its average net assets.

      Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of their financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How to Buy Shares -- Distribution Expenses," the Fund may market its shares through intermediary brokers or dealers that have entered into Dealer Agreements with IFG, as the Fund's Distributor. The Fund may place orders for portfolio transactions with qualified ^ broker-dealers that recommend the Fund, or sell shares of the Fund, to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms. For further information, see "Investment Practices -- Placement of Portfolio Brokerage" in the Statement of Additional Information.

      The parent company for IFG and INVESCO Trust is INVESCO PLC, a publicly traded holding company whose subsidiaries provide investment services around the world. IFG was established in 1932 and, as of August 31, ^ 1996, managed 14 mutual funds, consisting of ^ 39 separate portfolios, with combined assets of approximately ^ $12.8 billion on behalf of over ^ 827,000 shareholders. INVESCO Trust (founded in 1969) served as adviser or sub-adviser to ^ 46 investment portfolios as of August 31, ^ 1996, including 27 portfolios in the INVESCO group. These ^ 46 portfolios had aggregate assets of approximately ^ $12.0 billion as of August 31, ^ 1996. In addition, INVESCO Trust provides investment management services to private clients, including employee benefit plans that may be invested in a collective trust sponsored by INVESCO Trust.


FUND PRICE AND PERFORMANCE


      Determining Price. The value of your investment in the Fund will vary daily. The price per share is also known as the Net Asset Value ("NAV"). IFG prices the Fund every day that the New York Stock Exchange is open, as of the close of regular trading ^ (normally, 4:00 p.m., New York time). NAV is calculated by adding together the current market value of all of the Fund's assets, including accrued interest and dividends; then subtracting liabilities, including accrued expenses; and finally dividing that dollar amount by the total number of shares outstanding.


      Performance   Data.  To  keep   shareholders  and  potential   investors
informed,   we  will   occasionally   advertise   the  Fund's   total   return
and  yield.   Total   return   figures   show  the  average   annual  rate  of
return on a $1,000 investment in the Fund, assuming reinvestment of all dividends and capital gain distributions for one-, five- and ten-year periods. Cumulative total return shows the actual rate of return on an investment; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, not showing the interim variations in performance over the periods cited.

      The yield of the Fund refers to the income generated by an investment in the Fund over a 30-day or one month period, and is computed by dividing the net investment income per share earned during the period by the net asset value per share at the end of the period, then adjusting the result to provide for semi-annual compounding.

      More information about the Fund's recent and historical performance is contained in the Fund's Annual Report to shareholders. You can get a free copy by calling or writing to IFG using the telephone number or address on the cover of this prospectus.

      When we quote mutual fund rankings published by Lipper Analytical Services, Inc., we may compare the Fund to others in its category of Corporate Bond Funds--BBB Rated, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials. For more information see "Fund Performance" in the Statement of Additional Information.

      Performance figures are based on historical investment results and are not intended to suggest future performance.

HOW TO BUY SHARES


      The ^ chart on page 20 shows several convenient ways to invest in the Fund. Your new Fund shares will be priced at the NAV next determined after your order is received in proper form. There is no charge to invest, exchange, or redeem shares when you make transactions directly through IFG. However, if you invest in the Fund through a securities broker, you may be charged a commission or transaction fee. For all new accounts, please send a completed application form. Please specify which Fund you wish to purchase.

      Fund Management reserves the right to increase, reduce or waive the minimum investment requirements in its sole discretion, where it determines this action is in the best interests of the Fund. Further, Fund Management reserves the right in its sole discretion to reject any order for the purchase of Fund shares (including purchases by exchange) when, in its judgment, such rejection is in the Fund's best interests.

                               HOW TO BUY SHARES

================================================================================
Method                      Investment Minimum          Please Remember
--------------------------------------------------------------------------------
By Check                    $1,000 for regular          If your check does
Mail to:                    account;                    not clear, you will
INVESCO Funds               $250 for an Indivi-         be responsible for
Group, Inc.                 dual Retirement             any related loss
P.O. Box 173706             Account;                    the Fund or IFG
Denver, CO 80217-           $50 minimum for             incurs. If you are
3706.                       each subsequent             already a
Or you may send             investment.                 shareholder in the
your check by                                           INVESCO funds, the
overnight courier                                       Fund may seek
to: 7800 E. Union                                       reimbursement from
Ave.,                                                   your existing
Denver, CO 80237.                                       account(s) for any
                                                        loss incurred.
--------------------------------------------------------------------------------
By Telephone or             $1,000.                     Payment must be
Wire                                                    received within 3
Call 1-800-525-8085                                     business days, or
to request your                                         the transaction may
purchase. Then send                                     be cancelled. If a
your check by                                           telephone purchase
overnight courier                                       is cancelled due to
to our street                                           nonpayment, you
address:                                                will be responsible
7800 E. Union Ave.,                                     for any related
Denver, CO 80237.                                       loss the Fund or
Or you may transmit                                     IFG incurs. If you
your payment by                                         are already a
bank wire (call IFG                                     shareholder in the
for instructions).                                      INVESCO funds, the
                                                        Fund may seek
                                                        reimbursement from
                                                        your existing
                                                        account(s) for any
                                                        loss incurred.

--------------------------------------------------------------------------------
With EasiVest or            $50 per month for           Like all regular
Direct Payroll              EasiVest; $50 per           investment plans,
Purchase                    pay period for              neither EasiVest
You may enroll on           Direct Payroll              nor Direct Payroll
the fund                    Purchase. You may           Purchase ensures a
application, or             start or stop your          profit or protects
call us for the             regular investment          against loss in a
correct form and            plan at any time,           falling market.
more details.               with two weeks'             Because you'll
Investing the same          notice to IFG.              invest continually,
amount on a monthly                                     regardless of
basis allows you to                                     varying price
buy more shares                                         levels, consider
when prices are low                                     your financial
and fewer shares                                        ability to keep
when prices are                                         buying through low
high. This "dollar-                                     price levels. And
cost averaging" may                                     remember that you
help offset market                                      will lose money if
fluctuations. Over                                      you redeem your
a period of time,                                       shares when the
your average cost                                       market value of all
per share may be                                        your shares is less
less than the                                           than their cost.
actual average
price per share.
--------------------------------------------------------------------------------
By PAL                      $1,000.                     Be sure to write
Your "Personal                                          down the
Account Line" is                                        confirmation number
available for                                           provided by PAL.
subsequent                                              Payment must be
purchases and                                           received within 3
exchanges 24-hours                                      business days, or
a day. Simply call                                      the transaction may
1-800-424-8085.                                         be cancelled. If a
                                                        telephone purchase
                                                        is cancelled due to
                                                        nonpayment, you
                                                        will be responsible
                                                        for any related
                                                        loss the Fund or
                                                        IFG incurs. If you
                                                        are already a
                                                        shareholder in the
                                                        INVESCO funds, the
                                                        Fund may seek
                                                        reimbursement from
                                                        your existing
                                                        account(s) for any
                                                        loss incurred.

--------------------------------------------------------------------------------

By Exchange                 $1,000 to open a            See "Exchange
Between this and            new account; $50            Privilege^," below.
another of the              for written
INVESCO funds. Call         requests to
1-800-525-8085 for          purchase additional
prospectuses of             shares for an
other INVESCO               existing account.
funds. You may also         (The exchange
establish an                minimum is $250 for
Automatic Monthly           purchases requested
Exchange service            by telephone.)
between two INVESCO
funds; call IFG for
further details and
the correct form.

================================================================================


      Your order to purchase Fund shares will not begin earning dividends or other distributions until your payment can be converted into available federal funds under regular banking procedures or, if you are acquiring shares in an exchange from another INVESCO fund, the Fund receives the proceeds of the exchange. Checks normally are converted into federal funds (moneys held on deposit within the Federal Reserve System) within two or three business days after we receive them, although this period may be longer for checks drawn on banks that are not members of the Federal Reserve System.

      Exchange Privilege. You may exchange your shares in this Fund for those in another INVESCO fund, on the basis of their respective net asset values at the time of the exchange. Before making any exchange, be sure to review the prospectuses of the funds involved and consider their differences.

      Please note these policies regarding exchanges of fund shares:

      1)    The fund accounts must be identically registered.

      2) You may make four exchanges out of each fund during each calendar year.

      3) An exchange is the redemption of shares from one fund followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, your account is tax-deferred).

      4)    The   Fund   reserves   the   right   to   reject   any   exchange
            request,   or  to  modify  or   terminate   exchange   privileges,
            in  the  best   interests  of  the  Fund  and  its   shareholders.
            Notice  of  all  such   modifications   or  termination   will  be
            given at least 60 days prior to the effective date of the change in privilege, except for unusual instances (such as when redemptions of the exchanged shares are suspended under Section 22(e) of the Investment Company Act of 1940, or when sales of the fund into which you are exchanging are temporarily stopped).

      Distribution Expenses. The Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") to use its assets to finance certain activities relating to the distribution of shares. These expenditures may include compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include IFG-affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's transfer agent computer-processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions.

      In addition, other reimbursable expenditures include advertising, preparation and distribution of sales literature, printing and distribution of prospectuses to prospective investors, public relations efforts, marketing programs and such other services and promotional activities agreed upon from time to time by the Fund and its board of directors. These services and activities may be conducted by the staff of IFG or its affiliates or by third parties.

      IFG is not entitled to reimbursement for overhead expenses under the Plan, but may be reimbursed for all or a portion of the compensation paid for salaries and other employee benefits for IFG personnel whose primary responsibilities involve marketing shares of the INVESCO funds, including the Fund. Also, any payments made by the Fund may not be used to finance the distribution of shares of any other mutual fund advised by IFG. Payments made by the Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate.

      Under the Plan, the Fund's reimbursement to IFG is limited to an amount computed at a maximum annual rate of 0.25% of the Fund's average net assets.
Payments by the Fund under the Plan, for any month, may only be made to reimburse expenditures incurred during the rolling 12-month period in which that month falls. Therefore, any reimbursable expenses incurred by IFG in excess of the limitation described above are not reimbursable and will be borne by IFG. In addition, IFG may from time to time make additional payments from its revenues to securities dealers and other to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund. No further payments will be made by the Fund under the Plan in the event of its termination.

FUND SERVICES

     Shareholder Accounts. IFG will maintain a share account that reflects your current holdings. Share certificates will be issued only upon specific request. You will have greater flexibility to conduct transactions if you do not request certificates.

     Transaction Confirmations. You will receive detailed confirmations of individual purchases, exchanges, and redemptions. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions will be confirmed on your quarterly Investment Summary.

      Investment Summaries. Each calendar quarter, shareholders receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of their INVESCO funds.

      Reinvestment of Distributions. Dividends and capital gain distributions are automatically invested in additional fund shares at the NAV on the ex-dividend date, unless you choose to have dividends and/or capital gain distributions automatically reinvested in another INVESCO fund or paid by check (minimum of $10.00).

      Telephone Transactions. All shareholders may exchange and redeem Fund shares by telephone, unless they expressly decline these privileges. By signing the new account Application, a Telephone Transaction Authorization Form, or otherwise using these privileges, the investor has agreed that, if the Fund has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, it will not be liable for following telephoned instructions that it believes to be genuine. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions.


      Retirement Plans and IRAs. Fund shares may be purchased for Individual Retirement Accounts ^("IRAs") and many types of tax-deferred retirement plans. IFG can supply you with information and forms to establish or transfer your existing plan or account.


HOW TO SELL SHARES

      The following chart shows several convenient ways to redeem your Fund shares. Shares of the Fund may be redeemed at any time at their current NAV next determined after a request in proper form is received at the Fund's office. The NAV at the time of the redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance.


      Please ^ specify from which fund you wish to redeem shares. Shareholders have a separate account for each fund in which they invest.

                              HOW TO SELL SHARES

================================================================================
Method                      Minimum Redemption          Please Remember
================================================================================
By Telephone                $250 (or, if less,          These telephone
Call us toll-free           full liquidation of         redemption
at 1-800-525-8085.          the account) for a          privileges may be
                            redemption check;           modified or
                            $1,000 for a wire           terminated in the
                            to bank of record.          future at the
                            The maximum amount          discretion of IFG.
                            which may be
                            redeemed by
                            telephone is
                            generally $25,000.
--------------------------------------------------------------------------------
In Writing                  Any amount. The             If the shares to be
Mail your request           redemption request          redeemed are
to INVESCO Funds            must be signed by           represented by
Group, Inc., P.O.           all registered              stock certificates,
Box 173706                  shareholders(s).            the certificates
Denver, CO 80217-           Payment will be             must be sent to
3706. You may also          mailed to your              IFG.
send your request           address of record,
by overnight                or to a pre-
courier to 7800 E.          designated bank.
Union Ave., Denver,
CO 80237.
--------------------------------------------------------------------------------

By Exchange                 $1,000 to open a            See "Exchange
Between this and            new account; $50            Privilege," ^ page
another of the              for written                 22.
INVESCO funds. Call         requests to
1-800-525-8085 for          purchase additional
prospectuses of             shares for an
other INVESCO               existing account.
funds. You may also         (The exchange
establish an                minimum is $250 for
automatic monthly           exchanges requested
exchange service            by telephone.)
between two INVESCO
funds; call IFG for
further details and
the correct form.

--------------------------------------------------------------------------------
Periodic Withdrawal         $100 per payment,           You must have at
Plan                        on a monthly or             least $10,000 total
You may call us to          quarterly basis.            invested with the
request the                 The redemption              INVESCO funds, with
appropriate form            check may be made           at least $5,000 of
and more                    payable to any              that total invested
information at 1-           party you                   in the fund from
800-525-8085.               designate.                  which withdrawals
                                                        will be made.
--------------------------------------------------------------------------------
Payment To Third            Any amount.                 All registered
Party                                                   owners of the
Mail your request                                       account must sign
to INVESCO Funds                                        the request, with a
Group, Inc., P.O.                                       signature guarantee
Box 173706                                              from an eligible
Denver, CO 80217-                                       guarantor financial
3706.                                                   institution, such
                                                        as a commercial
                                                        bank or recognized
                                                        national or
                                                        regional securities
                                                        firm.
================================================================================


      While the Fund will attempt to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by phone.

      Payments of redemption proceeds will be mailed within seven days following receipt of the redemption request in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the New York Stock Exchange or during an emergency as defined by the Securities and Exchange Commission. If your shares were purchased by a check which has not yet cleared, payment will be made promptly upon clearance of the purchase check (which may take up to 15 days).

      If you participate in EasiVest, the Fund's automatic monthly investment program, and redeem all of the shares in your account, we will terminate any further EasiVest purchases unless you instruct us otherwise.

      Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Fund reserves the right to involuntarily redeem all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any, in order to continue to qualify for tax treatment as a regulated investment company. Thus, the Fund does not expect to pay any federal income or excise taxes.

      Unless shareholders are exempt from income taxes, they must include all dividends and capital gain distributions in taxable income for federal, state, and local income tax purposes. Dividends and other distributions are taxable whether they are received in cash or automatically distributed in shares of the Fund or another fund in the INVESCO group.

      The Fund may be subject to withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction.

      Shareholders may be subject to backup withholding of 31% on dividends, capital gain distributions and redemption proceeds. Unless you are subject to backup withholding for other reasons, you can avoid backup withholding on your Fund account by ensuring that we have a correct, certified tax identification number.


      Dividends and Capital Gain Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on a monthly basis, at the discretion of the ^ Company's board of directors.


      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

      Dividends and capital gain distributions are paid to shareholders who hold shares on the record date of distribution regardless of how long the shares have been held. The Fund's share price will then drop by the amount of the distribution on the day the distribution is made. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying the full purchase price, a portion of which is then returned in the form of a taxable distribution^.

      At the end of each year, information regarding the tax status of dividends and capital gain distributions is provided to shareholders. Net realized capital gains are divided into short-term and long-term gains depending upon how long the Fund held the security which gave rise to the gains. The capital gains distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with ^ income from dividends and interest as ordinary income and are paid to shareholders as taxable dividends.


      Shareholders also may realize capital gains or losses when they sell their Fund shares at more or less than the price originally paid.

      We encourage you to consult a tax adviser with respect to these matters. For further information see "Dividends, Capital Gain Distributions and Taxes" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. All shares of the Company have equal voting rights based on one vote for each share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all the funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a fund-by-fund basis. To the extent permitted by law, when not all funds are affected by a matter to be voted upon, only shareholders of the fund or funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Fund will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

APPENDIX - RATINGS SERVICES


      There  are  several   independent   ratings  services  that  analyze  debt
obligations issued by corporations. The two most frequently used services are Moody's Investors Service, Inc., and Standard & Poor's.

      The chart below shows the various ratings used by each service for the categories of bonds in which the Fund may invest. There are additional refinements to each rating system: Moody's may use the modifier 1 to indicate that the security ranks in the higher end of its generic ratings category; modifier 2 indicates a mid-range rank, and 3 indicates the issue ranks at the lower end of its category. Similarly, S&P may use a + or - sign to indicate a security's relative standing within its generic category.

================================================================================
Moody's          S&P             Bond Description
--------------------------------------------------------------------------------
Aaa              AAA             Highest quality, often referred to as
                                 "gilt edged." Carries the smallest
                                 degree of investment risk: Interest
                                 payments are protected by a large or
                                 exceptionally stable margin and
                                 principal is secure.
--------------------------------------------------------------------------------
Aa               AA              High quality or high grade. Margins of
                                 protection may be smaller than those
                                 above, or fluctuation of protective
                                 elements may be of greater amplitude.
                                 Other elements may be present which
                                 make long-term risks somewhat larger
                                 than in Aaa or AAA securities.
--------------------------------------------------------------------------------
A                A               Upper medium-grade obligations.
                                 Adequate to strong capacity to pay
                                 principal and interest, but somewhat
                                 more susceptible to adverse effects of
                                 changes in circumstances and economic
                                 conditions.
--------------------------------------------------------------------------------
Baa              BBB             Medium-grade obligations. Neither
                                 highly protected nor poorly secured.
                                 Interest and principal security
                                 currently appear adequate, but certain
                                 protective elements may be lacking or
                                 characteristically unreliable over the
                                 longer-term. May have speculative
                                 characteristics.

--------------------------------------------------------------------------------
Ba               BB              Speculative, but less near-term
                                 vulnerability to default than those
                                 below.  These bonds face major ongoing
                                 uncertainties or exposure to adverse
                                 business, financial or economic
                                 conditions that could lead to
                                 inadequate capacity to make timely
                                 interest and principal payments.
--------------------------------------------------------------------------------
B                B               Generally lack characteristics of a
                                 desirable investment. Greater
                                 vulnerability to default: currently
                                 have capacity to meet timely interest
                                 and principal payments, but assurance
                                 of payments over any extended period of
                                 time may be small, and/or other terms
                                 of the bond contract may be in
                                 jeopardy.
================================================================================

                              INVESCO SELECT INCOME FUND

                              A no-load mutual fund seeking a high level of current income.


                              PROSPECTUS
                              ^ December 31, 1996

To receive general information and prospectuses on any of ^ INVESCO's funds or retirement plans, or to obtain current account or price information or responses to other questions, call toll-free:


      1-800-525-8085


To reach PAL, your 24-hour Personal Account Line ^ call:


      1-800-424-8085


You can find us on the World Wide Web:

      http://www.invesco.com


Or write to:


      INVESCO Funds Group, Inc., Distributor
      ^ Post Office Box 173706
      Denver, Colorado  80217-3706


If you're in Denver, please visit one of our convenient Investor Centers:

      Cherry Creek
      155-B Fillmore Street;
      Denver Tech Center
      7800 East Union Avenue
      Lobby Level

PROSPECTUS
^ December 31, 1996


                           INVESCO HIGH YIELD FUND

      INVESCO HIGH YIELD Fund (the "Fund") is actively managed to seek as high a level of current income as is consistent with the risk involved in investing substantially all of its assets in bonds and other debt securities and in preferred stocks. Such securities ordinarily include those rated in lower categories by established ratings services.


     This prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Fund, dated ^ December 31, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. To obtain a free copy, write to INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085.


      THE FUND INVESTS PRIMARILY IN LOWER-RATED BONDS, COMMONLY KNOWN AS "HIGH YIELD" OR "JUNK BONDS." THESE INVESTMENTS ARE SUBJECT TO GREATER RISKS, INCLUDING THE RISK OF DEFAULT, THAN HIGHER RATED SECURITIES. YOU SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. SEE "INVESTMENT OBJECTIVE AND STRATEGY" AND "INVESTMENT POLICIES AND RISKS."

^CONTENTS


ESSENTIAL INFORMATION...................................................... 34

ANNUAL FUND EXPENSES....................................................... 35

FINANCIAL HIGHLIGHTS....................................................... 37

INVESTMENT OBJECTIVE AND STRATEGY.......................................... 39

INVESTMENT POLICIES AND RISKS.............................................. 39

THE FUND AND ITS MANAGEMENT................................................ 44

FUND PRICE AND PERFORMANCE................................................. 46

HOW TO BUY SHARES.......................................................... 47

FUND SERVICES.............................................................. 52

HOW TO SELL SHARES......................................................... 53

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS............................ 55

ADDITIONAL INFORMATION..................................................... 56

APPENDIX -- RATINGS SERVICES............................................... 58


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

ESSENTIAL INFORMATION

      Investment Goal And Strategy. INVESCO High Yield Fund is a diversified mutual fund that seeks as high a level of current income as is consistent with the risk involved in investing substantially all of its assets in bonds and other debt securities and in preferred stocks. Such securities ordinarily include those rated in lower categories by established ratings services. In selecting investments, we consider potential capital appreciation as a secondary factor . There is no guarantee that the Fund will meet its objective. See "Investment Objective And Strategy."

      Designed For: Investors seeking high daily income, paid monthly, who can tolerate greater fluctuations in principal value than those associated with more conservative bond funds. While not a complete investment program, the Fund may be a valuable element of your investment portfolio. You may also wish to consider the Fund as part of a Uniform Gifts/Transfers to Minors Account or systematic investment strategy. The Fund may be a suitable investment for tax-sheltered retirement programs such as the IRA, SEP-IRA, SARSEP, 401(k), Profit Sharing, Money Purchase Pension, or 403(b) plans.

      Time Horizon. The Fund is primarily managed for current income, with the secondary potential for long-term capital growth. Investors should not consider this Fund for the portion of their savings devoted to capital appreciation, or for that portion focused on liquidity and stable principal value.

      Risks. The Fund uses a moderately aggressive investment strategy, focusing on lower quality bonds and preferred stocks. The Fund's investments are subject to both credit risk and market risk, both of which are increased by investing in lower rated securities. The Fund may invest up to 25% of its total assets in dollar-denominated foreign debt securities, the returns on which may be influenced by the risks of investing overseas. The Fund may experience rapid portfolio turnover that may result in higher brokerage commissions and the acceleration of taxable capital gains. See "Investment Policies and Risks."

      Organization and Management. The Fund is a series of INVESCO Income Funds, Inc. (the "Company"), a diversified, managed, no-load mutual fund. The Fund is owned by its shareholders. It employs
INVESCO Funds Group, Inc. ("IFG"), founded in 1932, to serve as investment adviser, administrator, distributor, and transfer agent; and INVESCO Trust Company ("INVESCO Trust"), founded in 1969, as sub-adviser. Together, IFG and INVESCO Trust constitute "Fund Management."

      The Fund's investments are selected by INVESCO senior vice president Donovan "Jerry" Paul. A Chartered Financial Analyst, Mr.
Paul earned his MBA from the University of Northern Iowa and a BBA from the University of Iowa. See "The Fund And Its Management."


      IFG and INVESCO Trust are part of a global firm that managed approximately ^ $90 billion as of June 30, ^ 1996 The parent company, INVESCO PLC, is based in London, with money managers located in Europe, North America, and the Far East.

      This Fund ^ offers all of the following services at no charge:
      -------------------------------------------------------------
      Telephone purchases
      Telephone exchanges
      Telephone redemptions
      Automatic reinvestment of distributions
      Regular    investment   plans   ^   such   as   EasiVest   (the   Fund's
      automatic     monthly     investment     program),     Direct    Payroll
      Purchase, and Automatic Monthly Exchange)
      Periodic withdrawal plans


      See "How To Buy Shares" and "How To Sell Shares."

      Minimum   Initial    Investment:    $1,000,    which   is   waived   for
regular   investment   plans,    including   EasiVest   and   Direct   Payroll

Purchase, and certain retirement plans.

      Minimum   Subsequent   Investment:   $50   (minimums   are   lower   for
certain retirement plans).


ANNUAL FUND EXPENSES


      The  Fund  is  no-load;   there  are  no  fees  to  purchase,   exchange
or  redeem   shares.   The   Fund^  is   authorized   to  pay  a  Rule   12b-1
distribution  fee  of  up  to  one  quarter  of  one  percent  of  the  Fund's
average    net    assets    each    year.    (See    "How   To   Buy    Shares
--Distribution Expenses.")

      Like any company, the Fund has operating expenses -- such as portfolio management, accounting, shareholder servicing, maintenance of shareholder accounts, and other expenses. These expenses are paid from the Fund's assets. Lower expenses therefore benefit investors by increasing the Fund's ^ investment return.

      We calculate annual operating expenses as a percentage of the Fund's average annual net assets. To keep expenses competitive, the Fund's manager voluntarily ^ reimbursed the Fund for amounts in excess of 1.00% of average net assets from July 1, 1994 through April 30, 1996, and reimburses the Fund for amounts in excess of 1.25% of average net assets effective May 1, 1996.

Annual Fund Operating Expenses
(as a percentage of average net assets)


Management Fee                                                        ^ 0.49%
12b-1 Fees                                                              0.25%
Other Expenses                                                        ^ 0.25%
Total Fund Operating Expenses^(1)(2)                                    0.99%

^(1) Portions of brokerage commissions paid by the Fund were used to reduce Fund expenses, and the Fund's custodian fees were reduced under an expense offset arrangement. However, as a result of a new regulatory requirement, the figures shown above do not reflect these reductions. In comparing expenses for different years, please note that the ratios of Expenses to Average Net Assets shown under "Financial Highlights" do reflect reductions for periods prior to the fiscal year ended August 31, 1996.

(2) Certain Fund expenses are being voluntarily absorbed by INVESCO Funds Group, Inc. ("IFG"). In the absence of such absorbed expenses, the Fund's "Other Expenses" and "Total Fund Operating
Expenses" would have been ^ 0.25% and ^ 0.99%, respectively, based on the Fund's actual expenses for the fiscal year ended August 31, ^ 1996. See "The Fund and Its Management."


Example

      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from the Fund's assets, and are deducted from the amount of income available for distribution to shareholders; they are not charged directly to shareholder accounts.)


            1 Year      3 Years     5 Years     10 Years
            ------      -------     -------     --------
            $10         $32         $55         ^ $122


      The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR EXPENSES, AND ACTUAL ANNUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For more information on the Fund's expenses, see "The Fund and Its Management" and "How to Buy Shares -- Distribution Expenses."


      Since the Fund pays a distribution fee, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc. ^

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout ^ Each Period)

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the independent accountant's report thereon appearing in the Fund's ^ 1996 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IFG at the address or telephone number on the cover of this prospectus. The Annual Report also contains more information about the Fund's performance.


                                                      Period
                                                     ^ Ended
                             Year Ended August 31  August 31                      Year Ended December 31
                        -------------------------  ---------  -------------------------------------------------------------
                           1996     1995     1994      1993>   ^ 1992     1991     1990     1989     1988     1987     1986
^
PER SHARE DATA
Net Asset Value -
   Beginning of Period    $6.73   $6.73     $7.32      $6.97    $6.66    $6.00    $7.16    $7.82    $7.75    $8.38    $8.37 ^
                        -------------------------  ---------  -------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS
Net Investment Income      0.63     0.66     0.62       0.39     0.64     0.70     0.83     0.95     0.93     0.94     1.00 ^
Net Gains or (Losses)
   on Securities
   (Both ^ Realized
   and Unrealized)         0.11     0.03   (0.59)       0.36     0.30     0.64   (1.14)   (0.66)     0.07   (0.63)     0.19 ^
                        -------------------------  ---------  -------------------------------------------------------------
Total from Investment
   Operations              0.74     0.69     0.03       0.75     0.94     1.34   (0.31)     0.29     1.00     0.31     1.19 ^
                        -------------------------  ---------  -------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment ^ Income+    0.63     0.66     0.62       0.40     0.63     0.68     0.85     0.95     0.93     0.94     1.01 ^
Distributions from
   Capital Gains           0.00     0.00     0.00       0.00     0.00     0.00     0.00     0.00     0.00     0.00     0.17 ^






In Excess of
   Capital Gains           0.00     0.03   ^ 0.00       0.00     0.00     0.00     0.00     0.00     0.00     0.00     0.00
                        -------------------------  ---------  -------------------------------------------------------------
Total Distributions        0.63     0.69     0.62       0.40     0.63     0.68     0.85     0.95     0.93     0.94     1.18
                        =========================  =========  =============================================================
Net Asset Value -
   End of Period          $6.84    $6.73    $6.73      $7.32    $6.97    $6.66    $6.00    $7.16    $7.82    $7.75    $8.38

^ TOTAL RETURN           11.38%   11.12%    0.37%    11.01%*   14.53%   23.51%  (4.57%)    3.72%   13.54%    3.52%   14.64% ^

RATIOS
Net Assets -
   End of Period
   ($000 Omitted)      $375,201 $288,959 $243,773   $308,945 $212,172  $99,103  $40,380  $49,017  $60,470  $37,848  $46,587 ^
Ratio of Expenses
   to ^ Average
   Net Assets#           0.99%@    1.00%    0.97%     0.97%~    1.00%    1.05%    0.94%    0.83%    0.82%    0.86%    0.76% ^
Ratio of Net
   ^ InvestmentIncome
   to Average ^ Net
   Assets#                9.13%   10.01%    8.70%     8.28%~    9.29%   10.57%   12.57%   12.27%   11.72%   11.22%   11.35% ^
Portfolio Turnover Rate    266%    201%      195%       45%*     120%      64%      28%      53%      42%      89%     134% ^

^> From January 1, 1993 to August 31, 1993, the Fund's current fiscal year-end.

+ Distributions in excess of net investment income for the year ended August 31, 1996, aggregated less than $0.01 on a per share basis.

* Based^ on operations for the period shown and, accordingly, are not representative of a full year.

# Various  expenses of the Fund were  voluntarily  absorbed by IFG for the years ended August 31, 1996, 1995 and 1994. If such expenses had not been  voluntarily absorbed,  ratio of expenses to average net assets would have been 0.99%,  1.07%
and 0.98%,  respectively,  and ratio of net  investment  income to  average  net assets would have been 9.13%, 9.94% and 8.69%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized


INVESTMENT OBJECTIVE AND STRATEGY

      The Fund seeks to achieve as high a level of current income as is consistent with the risk involved in investing substantially all of its assets in bonds and other debt securities and in preferred stocks. This investment objective is fundamental and cannot be changed without the approval of the Fund's shareholders. There is no assurance that the Fund's investment objective will be met.

      The Fund invests primarily in higher yielding corporate bonds (including convertible issues) and preferred stocks with medium to lower credit ratings. These securities are generally rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's ("S&P"). However, under no circumstances will the Fund invest in any issue rated lower than Caa by Moody's or CCC by S&P, or any issue that is in default. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Fund's primary objective. (See "Investment Policies and Risks" below and the Appendix to this prospectus for a description of bond ratings.)

      The Fund also may invest in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (which may or may not be backed by the full faith and credit of the United States) and bank certificates of deposit. In addition, the Fund may invest in corporate short-term notes rated at least A-1 by S&P or Prime-1 by Moody's. In addition, the Fund may invest in municipal obligations, including municipal short-term notes rated at least SP-1 by S&P or MIG-1 by Moody's, when we believe that their potential returns are better than those that might be achieved by investing in securities of corporate or U.S. governmental issuers.

      As a matter of policy, which may be changed without a vote of shareholders, at least 65% of the Fund's total assets normally will be invested in debt securities maturing at least three years after they are issued. However, there are no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as Fund Management responds to changes in interest rates.

      When we believe market or economic conditions are adverse, the Fund may act defensively -- that is, temporarily invest up to 100% of its assets in cash and debt securities having maturities of less than three years at the time of issuance, seeking to protect its assets until conditions stabilize.

INVESTMENT POLICIES AND RISKS


      Investors should expect to see their price per share vary with moves in the fixed-income market, economic conditions and other factors. The Fund invests
in  many   different   companies   in  a  variety   of   industries;   this
diversification reduces the Fund's overall exposure to investment and market risks, but cannot eliminate these risks.


      Corporate Bonds. When we assess an issuer's ability to meet its interest rate obligations and repay its debt when due, we are referring to "credit risk." Debt obligations are rated based on their estimated credit risk by independent services such as S&P or Moody's. "Market risk" refers to sensitivity to changes in interest rates: For instance, when interest rates go up, the market value of a previously issued bond generally declines; on the other hand, when interest rates go down, bonds generally see their prices increase.

      Risks of Lower Rated Bonds. The lower a bond's quality, the more it is subject to credit risk and market risk and the more speculative it becomes; this is also true of most unrated securities. Since the Fund normally invests primarily in issues rated below investment grade quality (commonly called "junk bonds," and rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, are judged by Fund Management to be of equivalent quality), the securities held by the Fund generally will be subject to greater credit and market risks. These securities include issues which are of poorer quality and may have some speculative characteristics, according to the ratings services. Never, under any circumstances, is the Fund permitted to invest in bonds that are in default or are rated below Caa by Moody's or CCC by S&P or, if unrated, are judged by Fund Management to be of equivalent quality. Bonds rated Caa or CCC are predominantly speculative and may be in default or may have present elements of danger with respect to the repayment of principal or interest. While Fund Management continuously monitors all of the corporate bonds in the Fund's portfolio for the issuer's ability to make required principal and interest payments and other quality factors, it may retain a bond whose rating is changed to one below the minimum rating required for purchase of the security. The Fund is not required to sell immediately debt securities that go into default, but may continue to hold such securities until such time as Fund Management determines it is in the best interests of the Fund to sell the securities.

      Because investment in medium and lower rated securities involves both greater credit risk and market risk, achievement of the Fund's investment objectives may be more dependent on Fund Management's own credit analysis than is the case for funds investing in higher quality securities. In addition, the share price and yield of the Fund may be expected to fluctuate more than in the case of funds investing in higher quality, shorter term securities. Moreover, a significant economic downturn or major increase in interest rates may result in issuers of lower rated securities experiencing increased financial stress, which would adversely affect their ability to service their principal, dividend and interest obligations, meet projected business goals, and obtain additional financing. In this regard, it should be noted that while the market for high yield corporate bonds has been in existence for many years and from time to time has experienced economic downturns, there has been a significant increase in the use of high yield corporate debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high yield bond market, particularly during periods of economic recession. Furthermore, expenses incurred to recover an investment in a defaulted security may adversely affect the Fund's net asset value. Finally, while Fund Management attempts to limit purchases of medium and lower rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.


      For the fiscal year ended August 31, ^ 1996, the following percentages of the Fund's total assets were invested in corporate bonds rated investment grade (BBB by S&P or Baa by Moody's and above) at the time they were purchased: AAA--^ 0.00%; AA--^ 0.00% ; A--^ 0.09%; and BBB--^ 1.49%, and the following percentages were invested in corporate bonds rated below investment grade at the time of purchase: BB--^ 20.46%; B--^ 58.65%; CCC--^ 5.87%; and D--^ 0.00%. Finally, ^
1.71% of total assets were invested in unrated corporate bonds. All of these percentages were determined on a dollar-weighted basis, calculated by averaging the Fund's month-end portfolio holdings during the fiscal year. Keep in mind that the Fund's holdings are actively traded, and bond ratings are occasionally adjusted by ratings services, so these figures do not represent the Fund's actual holdings or quality ratings as of August 31, ^ 1996.


      For a detailed description of corporate bond ratings, see the Appendix of this prospectus and the Statement of Additional Information.

      Foreign Securities. The Fund's investments in debt obligations may include securities issued by foreign governments and foreign corporations. As a matter of policy, which may be changed without a vote of shareholders, up to 25% of the Fund's total assets, measured at the time of purchase, may be invested directly in foreign debt securities, provided that all such securities are denominated and pay interest in U.S. dollars (such as Eurobonds and Yankee bonds). Securities of Canadian issuers are not subject to this 25% limitation. Investments in foreign debt securities involve certain risks.

      For U.S. investors, the returns on foreign debt securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against foreign currencies, returns on foreign securities for a U.S. investor may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase. The Fund attempts to minimize these risks by limiting its investments in foreign debt securities to those which are denominated and pay interest in U.S. dollars.

      Other aspects of international investing to consider include:

      -less    publicly    available    information    than    is    generally
available about U.S. issuers;

      -differences   in   accounting,   auditing   and   financial   reporting
standards;

      -generally    higher    commission    rates   on    foreign    portfolio
transactions and longer settlement periods;

      -smaller trading volumes and generally lower liquidity of foreign stock markets, which may cause greater price volatility; and

      -investments  in certain  countries may be subject to foreign  withholding
taxes,   which  may  reduce   dividend   income  or  capital  gains  payable  to
shareholders.

      There is also the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability; potential restrictions on the flow of international capital; and the possibility of the Fund experiencing difficulties in pursuing legal remedies and collecting judgments.


      Illiquid and Rule 144A Securities. The Fund may invest up to ^ 15% of its net assets in securities that are illiquid because they are subject to restrictions on resale ("restricted securities") or because they are not readily marketable^. The Fund may not be able to dispose of illiquid securities at the time desired or at a reasonable price. In addition, if the securities are not registered, their marketability and value could be adversely affected. The ^ Fund may purchase certain securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities"), if a liquid trading market exists for such securities. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become uninterested in purchasing these securities. The Company's board of directors has delegated to Fund Management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board and therefore to conclude that such securities are not subject to the foregoing 15% limitation. For more information concerning illiquid Rule 144A Securities, see "Investment Policies and Restrictions" in the Statement of Additional Information.


      Zero Coupon Bonds and Pay-In-Kind Bonds. The Fund may invest in zero coupon bonds and pay-in-kind bonds if Fund Management determines that the risk of a default on the security, which could result in adverse tax consequences, is not significant. Zero coupon bonds make no periodic interest payments. Instead, they are sold at a discount from their face value. The buyer of the security receives the rate of return by the gradual appreciation in the price of the security, which is redeemed at face value at maturity. Pay-in-kind ("PIK") bonds pay interest in cash or additional securities, at the issuer's option, for a specified period. Being extremely responsive to changes in interest rates, the market price of zero coupon and PIK securities may be more volatile than other bonds. The Fund may be required to distribute income recognized on these bonds, even though no cash interest payments are received, which could reduce the amount of cash available for investment by the Fund.

      Delayed Delivery or When-Issued Purchases. Debt securities may at times be purchased or sold by the Fund with settlement taking place in the future. The Fund may invest up to 10% of its net assets in when-issued securities. The payment obligation and the interest rate that will be received on the securities generally are fixed at the time the Fund enters into the commitment. Between the date of purchase and the settlement date, the value of the securities is subject to market fluctuations, and no interest is payable to the Fund prior to the settlement date.

      Securities Lending. The Fund may seek to earn additional income by lending securities to qualified brokers, dealers, banks, or other financial institutions, on a fully collateralized basis. For further information on this policy, see "Investment Policies and Restrictions" in the Statement of Additional Information.


      Repurchase Agreements. The Fund may invest money, for as short a time as overnight, using repurchase agreements ("repos"). With a repo, the Fund buys a debt instrument, agreeing simultaneously to sell it back to the prior owner at an agreed-upon price. The Fund could incur costs or delays in seeking to sell the ^ security if the prior owner defaults on its repurchase obligation. To reduce that risk, the securities ^ underlying each repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest). These agreements are entered into only with member banks of the Federal Reserve System, registered broker-dealers, and registered U.S. government securities dealers that are deemed creditworthy under standards set by the ^ Company's board of directors.


      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for the Fund; securities may be sold without regard to the time they have been held when investment considerations warrant such action. Increased turnover may result in greater brokerage commissions and acceleration of capital gains that are taxable when distributed to shareholders. The Statement of Additional Information includes an expanded discussion of the Fund's portfolio turnover rate, its brokerage practices and certain federal income tax matters.

      For a further discussion of risks associated with an investment in the Fund, see "Investment Policies and Restrictions" and "Investment Practices" in the Statement of Additional Information.

      Investment Restrictions. Certain restrictions, which are set forth in the Statement of Additional Information, may not be altered without the approval of the Fund's shareholders. For example, the Fund limits to 5% the portion of its total assets which may be invested in a single issuer, and to 25% the portion that may be invested in any one industry (other than U.S. government securities). The Fund's ability to borrow money is limited to borrowings from banks for temporary or emergency purposes in amounts not exceeding 10% of net assets. Additionally, except where indicated to the contrary, the investment objectives and policies described in this prospectus are fundamental and may not be changed without a vote of the Fund's shareholders.

THE FUND AND ITS MANAGEMENT

      The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as a diversified, open-end, management investment company. It was incorporated on August 20, 1976, under the laws of Colorado and was reorganized as a Maryland corporation on April 2, 1993.

      The Company's board of directors has responsibility for overall supervision of the Fund, and reviews the services provided by the adviser and sub-adviser. Under an agreement with the Company, INVESCO Funds Group, Inc. ("IFG"), 7800 E. Union Avenue, Denver, Colorado 80237, serves as the Fund's investment manager; it is primarily responsible for providing the Fund with various administrative services. IFG's wholly-owned subsidiary, INVESCO Trust, is the Fund's sub-adviser and is primarily responsible for managing the Fund's investments. Together, IFG and INVESCO Trust constitute "Fund Management."

      Donovan   "Jerry"   Paul,   portfolio   manager   for  the  Fund   since
1994,   has   responsibility   for   the   day-to-day    management   of   the

Fund's holdings. He also manages INVESCO Select Income Fund and INVESCO VIF-High Yield Portfolio; further, he is co-manager of INVESCO Short-Term Bond Fund, INVESCO Industrial Income Fund, INVESCO Balanced Fund, and INVESCO VIF-Industrial Income Portfolio. A Chartered Financial Analyst and Certified Public Accountant, Mr. Paul is a senior vice president and director of fixed-income research of INVESCO Trust. His investment career was launched in 1976, and has included these highlights: He was a senior vice president and director of fixed-income research (1989 to 1992) and portfolio manager (1987 to 1992) with Stein, Roe & Farnham Inc; from 1993 to 1994, he was president of
Quixote Investment Management, Inc. He holds an MBA from the University of Northern Iowa and BBA from the University of Iowa.


      Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires Fund Management's personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Fund or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.


      The Fund pays IFG a monthly management fee which is based upon a percentage of the Fund's average net assets determined daily; in turn, IFG pays INVESCO Trust a sub-advisory fee out of its management fee. The management fee is computed at the annual rate of 0.50% on the first $300 million of the Fund's average net assets; 0.40% on the next $200 million of the Fund's average net assets; and 0.30% on the Fund's average net assets over $500 million. For the fiscal year ended August 31, ^ 1996, investment management fees paid by the Fund amounted to ^ 0.49% (prior to the voluntary absorption of certain Fund expenses by INVESCO) of its average net assets. Out of this fee, IFG paid an amount equal to ^ 0.23% of the Fund's average net assets to INVESCO Trust as a sub- advisory fee. No fee is paid by the Fund to INVESCO Trust.

      Under a Transfer Agency Agreement, IFG acts as registrar, transfer agent, and dividend disbursing agent for the Fund. The Fund pays an annual fee of ^ $26.00 per shareholder account or omnibus account participant for these services. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of IFG, may provide equivalent services to the Fund. In these cases, IFG may pay, out of the fee it receives from the Fund, an annual sub-transfer agency or record-keeping fee to the third party.

      In addition, under an Administrative Services Agreement, IFG handles additional administrative, record-keeping, and internal sub-accounting services for the Fund. For the fiscal year ended August 31, ^ 1996, the Fund paid IFG a fee for these services equal to 0.02% (prior to the voluntary absorption of certain fund expenses by IFG) of the Fund's average net assets.


      The Fund's expenses, which are accrued daily, are deducted from total income before dividends are paid. Total expenses of the Fund (prior to any expense offset) for the fiscal year ended August 31, ^ 1996, including investment management fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to ^ 0.99% of the Fund's average net assets. Certain Fund expenses are absorbed voluntarily by IFG pursuant to a commitment to the Fund in order to ensure that the Fund's total operating expenses ^ did not exceed 1.00% of the Fund's average net assets (from July 1, 1994 through April 30, 1996) and do not exceed 1.25% of the Fund's average net assets (beginning May 1, 1996). This commitment may be changed following consultation with the Company's board of directors. In the absence of this voluntary expense limitation, the Fund's total operating expenses would have been ^ 0.99% of its average net assets.

      Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of their financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How to Buy Shares -- Distribution Expenses," the Fund may market its shares through intermediary brokers or dealers that have entered into Dealer Agreements with IFG, as the Fund's Distributor. The Fund may place orders for portfolio transactions with qualified ^ broker-dealers that recommend the Fund, or sell shares of the Fund, to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms. For further information, see "Investment Practices -- Placement of Portfolio Brokerage" in the Statement of Additional Information.

      The parent company for IFG and INVESCO Trust is INVESCO PLC, a publicly traded holding company whose subsidiaries provide investment services around the world. IFG was established in 1932 and, as of ^ August 31, 1996, managed 14 mutual funds, consisting of ^ 39 separate portfolios, with combined assets of approximately ^ $12.8 billion on behalf of over ^ 827,000 shareholders. INVESCO Trust (founded in 1969) served as adviser or sub-adviser to ^ 46 investment portfolios as of August 31, ^ 1996, including 27 portfolios in the INVESCO group. These ^ 46 portfolios had aggregate assets of approximately ^ $12.0 billion as of August 31, ^ 1996. In addition, INVESCO Trust provides investment management services to private clients, including employee benefit plans that may be invested in a collective trust sponsored by INVESCO Trust.

FUND PRICE AND PERFORMANCE


      Determining Price. The value of your investment in the Fund will vary daily. The price per share is also known as the Net Asset Value ("NAV"). IFG prices the Fund every day that the New York Stock Exchange is open, as of the close of regular trading ^ (normally, 4:00 p.m., New York time). NAV is calculated by adding together the current market value of all of the Fund's assets, including accrued interest and dividends; then subtracting liabilities, including accrued expenses; and finally dividing that dollar amount by the total number of shares outstanding.


      Performance Data. To keep shareholders and potential investors informed, we will occasionally advertise the Fund's total return and yield. Total return figures show the average annual rate of return on a $1,000 investment in the Fund, assuming reinvestment of all dividends and capital gain distributions for one-, five- and ten-year periods. Cumulative total return shows the actual rate of return on an investment; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, not showing the interim variations in performance over the periods cited.

      The yield of the Fund refers to the income generated by an investment in the Fund over a 30-day or one month period, and is computed by dividing the net investment income per share earned during the period by the net asset value per share at the end of the period, then adjusting the result to provide for semi-annual compounding.

      More information about the Fund's recent and historical performance is contained in the Fund's Annual Report to shareholders. You can get a free copy by calling or writing to IFG using the telephone number or address on the cover of this prospectus.

      When we quote mutual fund rankings published by Lipper Analytical Services, Inc., we may compare the Fund to others in its category of High Current Yield Funds, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials. For more information see "Fund Performance" in the Statement of Additional Information.

      Performance figures are based on historical investment results and are not intended to suggest future performance.

HOW TO BUY SHARES


      The ^ chart on page 48 shows several convenient ways to invest in the Fund. Your new Fund shares will be priced at the NAV next determined after your order is received in proper form. There is no charge to invest, exchange, or redeem shares when you make transactions directly through IFG. However, if you invest in the Fund through a securities broker, you may be charged a commission or transaction fee. For all new accounts, please send a completed application form. Please specify which Fund you wish to purchase.


      Fund Management reserves the right to increase, reduce or waive the minimum investment requirements in its sole discretion, where it determines this action is in the best interests of the Fund. Further, Fund Management reserves the right in its sole discretion to reject any order for the purchase of Fund shares (including purchases by exchange) when, in its judgment, such rejection is in the Fund's best interests.

                               HOW TO BUY SHARES

================================================================================
Method                      Investment Minimum          Please Remember
--------------------------------------------------------------------------------
By Check                    $1,000 for regular          If your check does
Mail to:                    account;                    not clear, you will
INVESCO Funds               $250 for an                 be responsible for
Group, Inc.                 Individual                  any related loss
P.O. Box 173706             Retirement Account;         the Fund or IFG
Denver, CO 80217-           $50 minimum for             incurs. If you are
3706.                       each subsequent             already a
Or you may send             investment.                 shareholder in the
your check by                                           INVESCO funds, the
overnight courier                                       Fund may seek
to: 7800 E. Union                                       reimbursement from
Ave.,                                                   your existing
Denver, CO 80237.                                       account(s) for any
                                                        loss incurred.

--------------------------------------------------------------------------------
By Telephone or             $1,000.                     Payment must be
Wire                                                    received within 3
Call 1-800-525-8085                                     business days, or
to request your                                         the transaction may
purchase. Then send                                     be cancelled. If a
your check by                                           telephone purchase
overnight courier                                       is cancelled due to
to our street                                           nonpayment, you
address:                                                will be responsible
7800 E. Union Ave.,                                     for any related
Denver, CO 80237.                                       loss the Fund or
Or you may transmit                                     IFG incurs. If you
your payment by                                         are already a
bank wire (call IFG                                     shareholder in the
for instructions).                                      INVESCO funds, the
                                                        Fund may seek
                                                        reimbursement from
                                                        your existing
                                                        account(s) for any
                                                        loss incurred.
--------------------------------------------------------------------------------
With EasiVest or            $50 per month for           Like all regular
Direct Payroll              EasiVest; $50 per           investment plans,
Purchase                    pay period for              neither EasiVest
You may enroll on           Direct Payroll              nor Direct Payroll
the fund                    Purchase. You may           Purchase ensures a
application, or             start or stop your          profit or protects
call us for the             regular investment          against loss in a
correct form and            plan at any time,           falling market.
more details.               with two weeks'             Because you'll
Investing the same          notice to IFG.              invest continually,
amount on a monthly                                     regardless of
basis allows you to                                     varying price
buy more shares                                         levels, consider
when prices are low                                     your financial
and fewer shares                                        ability to keep
when prices are                                         buying through low
high. This "dollar-                                     price levels. And
cost averaging" may                                     remember that you
help offset market                                      will lose money if
fluctuations. Over                                      you redeem your
a period of time,                                       shares when the
your average cost                                       market value of all
per share may be                                        your shares is less
less than the                                           than their cost.
actual average
price per share.

--------------------------------------------------------------------------------
By PAL                      $1,000.                     Be sure to write
Your "Personal                                          down the
Account Line" is                                        confirmation number
available for                                           provided by PAL.
subsequent                                              Payment must be
purchases and                                           received within 3
exchanges 24-hours                                      business days, or
a day. Simply call                                      the transaction may
1-800-424-8085.                                         be cancelled. If a
                                                        telephone purchase
                                                        is cancelled due to
                                                        nonpayment, you
                                                        will be responsible
                                                        for any related
                                                        loss the Fund or
                                                        IFG incurs. If you
                                                        are already a
                                                        shareholder in the
                                                        INVESCO funds, the
                                                        Fund may seek
                                                        reimbursement from
                                                        your existing
                                                        account(s) for any
                                                        loss incurred.
--------------------------------------------------------------------------------

By Exchange                 $1,000 to open a            See "Exchange
Between this and            new account; $50            Privilege^," below.
another of the              for written
INVESCO funds. Call         requests to
1-800-525-8085 for          purchase additional
prospectuses of             shares for an
other INVESCO               existing account.
funds. You may also         (The exchange
establish an                minimum is $250 for
Automatic Monthly           purchases requested
Exchange service            by telephone.)
between two INVESCO
funds; call IFG for
further details and
the correct form.

================================================================================


      Your order to purchase Fund shares will not begin earning dividends or other distributions until your payment can be converted into available federal funds under regular banking procedures or, if you are acquiring shares in an exchange from another INVESCO fund, the Fund receives the proceeds of the exchange. Checks normally are converted into federal funds (moneys held on deposit within the Federal Reserve System) within two or three business days after we receive them, although this period may be longer for checks drawn on banks that are not members of the Federal Reserve System.

      Exchange Privilege. You may exchange your shares in this Fund for those in another INVESCO fund, on the basis of their respective net asset values at the time of the exchange. Before making any exchange, be sure to review the prospectuses of the funds involved and consider their differences.

      Please note these policies regarding exchanges of fund shares:

      1)  The fund accounts must be identically registered.

      2)  You  may  make  four   exchanges   out  of  each  fund  during  each
calendar year.

      3) An exchange is the redemption of shares from one fund followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, your account is tax-deferred).

      4) The Fund reserves the right to reject any exchange request, or to modify or terminate exchange privileges, in the best interests of the Fund and its shareholders. Notice of all such modifications or termination will be given at least 60 days prior to the effective date of the change in privilege, except for unusual instances (such as when redemptions of the exchanged shares are suspended under Section 22(e) of the Investment Company Act of 1940, or when sales of the fund into which you are exchanging are temporarily stopped).

      Distribution Expenses. The Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") to use its assets to finance certain activities relating to the distribution of shares. These expenditures may include compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include IFG-affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's transfer agent computer-processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions.

      In addition, other reimbursable expenditures include advertising, preparation and distribution of sales literature, printing and distribution of prospectuses to prospective investors, public relations efforts, marketing programs and such other services and promotional activities agreed upon from time to time by the Fund and its board of directors. These services and activities may be conducted by the staff of IFG or its affiliates or by third parties.

      IFG is not entitled to reimbursement for overhead expenses under the Plan, but may be reimbursed for all or a portion of the compensation paid for salaries and other employee benefits for IFG personnel whose primary responsibilities involve marketing shares of the INVESCO funds, including the Fund. Also, any payments made by the Fund may not be used to finance the distribution of shares of any other mutual fund advised by IFG. Payments made by the Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate.

      Under the Plan, the Fund's reimbursement to IFG is limited to an amount computed at a maximum annual rate of 0.25% of the Fund's average net assets.
Payments by the Fund under the Plan, for any month, may only be made to reimburse expenditures incurred during the rolling 12-month period in which that month falls. Therefore, any reimbursable expenses incurred by IFG in excess of the limitation described above are not reimbursable and will be borne by IFG. In addition, IFG may from time to time make additional payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund. No further payments will be made by the Fund under the Plan in the event of its termination.

FUND SERVICES

      Shareholder Accounts. IFG will maintain a share account that reflects your current holdings. Share certificates will be issued only upon specific request. You will have greater flexibility to conduct transactions if you do not request certificates.

      Transaction Confirmations. You will receive detailed confirmations of individual purchases, exchanges, and redemptions. If you choose certain recurring transaction plans (for instance,
EasiVest), your transactions will be confirmed on your quarterly Investment Summary.

      Investment Summaries. Each calendar quarter, shareholders receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of their INVESCO funds.

      Reinvestment of Distributions. Dividends and capital gain distributions are automatically invested in additional fund shares at the NAV on the ex-dividend date, unless you choose to have dividends and/or capital gain distributions automatically reinvested in another INVESCO fund or paid by check (minimum of $10.00).

      Telephone Transactions. All shareholders may exchange and redeem Fund shares by telephone, unless they expressly decline these privileges. By signing the new account Application, a Telephone Transaction Authorization Form, or otherwise using these privileges, the investor has agreed that, if the Fund has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, it will not be liable for following telephoned instructions that it believes to be genuine. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions.


      Retirement Plans and IRAs. Fund shares may be purchased for Individual Retirement Accounts ^("IRAs") and many types of tax-deferred retirement plans. IFG can supply you with information and forms to establish or transfer your existing plan or account.


HOW TO SELL SHARES

      The following chart shows several convenient ways to redeem your Fund shares. Shares of the Fund may be redeemed at any time at their current NAV next determined after a request in proper form is received at the Fund's office. The NAV at the time of the redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance.



      Please ^ specify from which fund you wish to redeem shares. Shareholders have a separate account for each fund in which they invest.

                              HOW TO SELL SHARES

================================================================================
Method                      Minimum Redemption          Please Remember
================================================================================
By Telephone                $250 (or, if less,          These telephone
Call us toll-free           full liquidation of         redemption
at 1-800-525-8085.          the account) for a          privileges may be
                            redemption check;           modified or
                            $1,000 for a wire           terminated in the
                            to bank of record.          future at the
                            The maximum amount          discretion of IFG.
                            which may be
                            redeemed by
                            telephone is
                            generally $25,000.

--------------------------------------------------------------------------------
In Writing                  Any amount. The             If the shares to be
Mail your request           redemption request          redeemed are
to INVESCO Funds            must be signed by           represented by
Group, Inc., P.O.           all registered              stock certificates,
Box 173706                  shareholders(s).            the certificates
Denver, CO 80217-           Payment will be             must be sent to
3706. You may also          mailed to your              IFG.
send your request           address of record,
by overnight                or to a pre-
courier to 7800 E.          designated bank.
Union Ave., Denver,
CO 80237.
--------------------------------------------------------------------------------

By Exchange                 $1,000 to open a            See "Exchange
Between this and            new account; $50            Privilege," ^ page
another of the              for written                 51.
INVESCO funds. Call         requests to
1-800-525-8085 for          purchase additional
prospectuses of             shares for an
other INVESCO               existing account.
funds. You may also         (The exchange
establish an                minimum is $250 for
automatic monthly           exchanges requested
exchange service            by telephone.)
between two INVESCO
funds; call IFG for
further details and
the correct form.

--------------------------------------------------------------------------------
Periodic Withdrawal         $100 per payment,           You must have at
Plan                        on a monthly or             least $10,000 total
You may call us to          quarterly basis.            invested with the
request the                 The redemption              INVESCO funds, with
appropriate form            check may be made           at least $5,000 of
and more                    payable to any              that total invested
information at 1-           party you                   in the fund from
800-525-8085.               designate.                  which withdrawals
                                                        will be made.
--------------------------------------------------------------------------------
Payment To Third            Any amount.                 All registered
Party                                                   owners of the
Mail your request                                       account must sign
to INVESCO Funds                                        the request, with a
Group, Inc., P.O.                                       signature guarantee
Box 173706                                              from an eligible
Denver, CO 80217-                                       guarantor financial
3706.                                                   institution, such
                                                        as a commercial
                                                        bank or recognized
                                                        national or
                                                        regional securities
                                                        firm.
================================================================================

      While the Fund will attempt to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by phone.

      Payments of redemption proceeds will be mailed within seven days following receipt of the redemption request in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the New York Stock Exchange or during an emergency as defined by the Securities and Exchange Commission. If your shares were purchased by a check which has not yet cleared, payment will be made promptly upon clearance of the purchase check (which may take up to 15 days).

      If you participate in EasiVest, the Fund's automatic monthly investment program, and redeem all of the shares in your account, we will terminate any further EasiVest purchases unless you instruct us otherwise.

      Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Fund reserves the right to involuntarily redeem all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any, in order to continue to qualify for tax treatment as a regulated investment company. Thus, the Fund does not expect to pay any federal income or excise taxes.

      Unless shareholders are exempt from income taxes, they must include all dividends and capital gain distributions in taxable income for federal, state, and local income tax purposes. Dividends and other distributions are taxable whether they are received in cash or automatically distributed in shares of the Fund or another fund in the INVESCO group.

      The Fund may be subject to withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction.

      Shareholders may be subject to backup withholding of 31% on dividends, capital gain distributions and redemption proceeds. Unless you are subject to backup withholding for other reasons, you can avoid backup withholding on your Fund account by ensuring that we have a correct, certified tax identification number.


      Dividends and Capital Gain Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on a monthly basis, at the discretion of the ^ Company's board of directors.


      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.


      Dividends and capital gain distributions are paid to shareholders who hold shares on the record date of distribution regardless of how long the shares have been held. The Fund's share price will then drop by the amount of the distribution on the day the distribution is made. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying the full purchase price, a portion of which is then returned in the form of a taxable distribution^.

      At the end of each year, information regarding the tax status of dividends and capital gain distributions is provided to shareholders. Net realized capital gains are divided into short-term and long-term gains depending upon how long the Fund held the security which gave rise to the gains. The capital gains distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with ^ income from dividends and interest as ordinary income and are paid to shareholders as taxable dividends.


      Shareholders also may realize capital gains or losses when they sell their Fund shares at more or less than the price originally paid.

      We encourage you to consult a tax adviser with respect to these matters. For further information see "Dividends, Capital Gain Distributions and Taxes" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. All shares of the Company have equal voting rights based on one vote for each share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all the funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a fund-by-fund basis. To the extent permitted by law, when not all funds are affected by a matter to be voted upon, only shareholders of the fund or funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Fund will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

APPENDIX -- RATINGS SERVICES

      There  are  several   independent   ratings  services  that  analyze  debt
obligations and preferred stock issued by corporations. The two most frequently used services are Moody's Investors Service, Inc., and Standard & Poor's.

      The charts below shows the various ratings used by each service for the categories of bonds and preferred stock in which the Fund may invest. There are additional refinements to each rating system: Moody's may use the modifier 1 to indicate that the security ranks in the higher end of its generic ratings category; modifier 2 indicates a mid-range rank, and 3 indicates the issue ranks at the lower end of its category. Similarly, S&P may use a + or - sign to indicate a security's relative standing within its generic category.

================================================================================
Moody's          S&P             Bond Description
--------------------------------------------------------------------------------
Aaa              AAA             Highest quality, often referred to as
                                 "gilt edged." Carries the smallest
                                 degree of investment risk: Interest
                                 payments are protected by a larger or
                                 exceptionally stable margin and
                                 principal is secure.
--------------------------------------------------------------------------------
Aa               AA              High quality or high grade. Margins of
                                 protection may be smaller than those
                                 above, or fluctuation of protective
                                 elements may be of greater amplitude.
                                 Other elements may be present which
                                 make long-term risks somewhat larger
                                 than in Aaa or AAA securities.
--------------------------------------------------------------------------------
A                A               Upper medium-grade obligations.
                                 Adequate to strong capacity to pay
                                 principal and interest, but somewhat
                                 more susceptible to adverse effects of
                                 changes in circumstances and economic
                                 conditions.
--------------------------------------------------------------------------------
Baa              BBB             Medium-grade obligations. Neither
                                 highly protected nor poorly secured.
                                 Interest and principal security
                                 currently appear adequate, but certain
                                 protective elements may be lacking or
                                 characteristically unreliable over the
                                 longer-term. May have speculative
                                 characteristics.

--------------------------------------------------------------------------------
Ba               BB              Speculative, but less near-term
                                 vulnerability to default than those
                                 below. These bonds face major ongoing
                                 uncertainties or exposure to adverse
                                 business, financial or economic
                                 conditions that could lead to
                                 inadequate capacity to make timely
                                 interest and principal payments.
--------------------------------------------------------------------------------
B                B               Generally lack characteristics of a
                                 desirable investment. Greater
                                 vulnerability to default: currently
                                 have capacity to meet timely interest
                                 and principal payments, but assurance
                                 of payments over any extended period of
                                 time may be small, and/or other terms
                                 of the bond contract may be in
                                 jeopardy.
--------------------------------------------------------------------------------
Caa                              CCC Bonds in poor standing.  These bonds may be
                                 in default or there may be present  elements of
                                 danger with respect to principal or interest.
--------------------------------------------------------------------------------
aaa              AAA             Top-quality. Good asset protection and
                                 extremely strong capacity for dividend
                                 payment.
--------------------------------------------------------------------------------
aa               AA              High-grade. Offers reasonable assurance
                                 that earnings and asset protection will
                                 remain relatively well-maintained in
                                 the foreseeable future.
--------------------------------------------------------------------------------
a                A               Upper medium-grade. Earnings and asset
                                 protection are expected to remain at
                                 adequate levels.
--------------------------------------------------------------------------------
baa              BBB             Medium-grade. Neither highly protected
                                 nor poorly secured. Backed by adequate
                                 capacity to maintain dividend payments,
                                 but susceptible to adverse economic
                                 conditions or changing circumstances.
--------------------------------------------------------------------------------
ba               BB              Has speculative elements and its future
                                 is not well assured.  Earnings and
                                 asset protection may be very moderate
                                 and not well safeguarded during adverse
                                 periods.

--------------------------------------------------------------------------------
b                B               Lacks the characteristics of a
                                 desirable investment. Assurance of
                                 dividend payments over any extended
                                 period of time may be small.

================================================================================

                              INVESCO HIGH YIELD FUND

                              A no-load mutual fund seeking a high level of current income from lower rated securities.


                              PROSPECTUS
                              ^ December 31, 1996

To receive general information and prospectuses on any of ^ INVESCO's funds or retirement plans, or to obtain current account or price information or responses to other questions, call toll-free:


      1-800-525-8085


To reach PAL, your 24-hour Personal Account Line ^ call:


      1-800-424-8085


You can find us on the World Wide Web:

      http://www.invesco.com


Or write to:


      INVESCO Funds Group, Inc., Distributor
      ^ Post Office Box 173706
      Denver, Colorado  80217-3706


If you're in Denver, please visit one of our convenient Investor Centers:

      Cherry Creek
      155-B Fillmore Street;
      Denver Tech Center
      7800 East Union Avenue
      Lobby Level

PROSPECTUS
^ December 31, 1996


                    INVESCO U.S. GOVERNMENT SECURITIES FUND

      INVESCO U.S. Government Securities Fund (the "Fund") is actively managed to seek as high a level of current income as is consistent with the risk involved in investing in bonds and other debt obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and in repurchase agreements and futures contracts with respect to such securities. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Fund's primary objective.


     This prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Fund, dated ^ December 31, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. To obtain a free copy, write to INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085.

^CONTENTS


ESSENTIAL INFORMATION...................................................... 63

ANNUAL FUND EXPENSES....................................................... 64

FINANCIAL HIGHLIGHTS....................................................... 66

INVESTMENT OBJECTIVE AND STRATEGY.......................................... 68

INVESTMENT POLICIES AND RISKS.............................................. 68

THE FUND AND ITS MANAGEMENT................................................ 70

FUND PRICE AND PERFORMANCE................................................. 72

HOW TO BUY SHARES.......................................................... 73

FUND SERVICES.............................................................. 78

HOW TO SELL SHARES......................................................... 78

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS............................ 81

ADDITIONAL INFORMATION..................................................... 82


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

ESSENTIAL INFORMATION

      Investment Goal And Strategy. INVESCO U.S. Government Securities Fund is a diversified mutual fund that seeks as high a level of current income as is consistent with the risk involved in
investing  in  bonds  and  other  debt   obligations   issued  or   guaranteed
by the U.S. government, its agencies and instrumentalities, and in repurchase agreements and futures contracts with respect to such securities. The securities in which the Fund invests offer a wide range of maturities. In selecting investments, we consider potential capital appreciation as a secondary factor. There is no guarantee that the Fund will meet its objective. See "Investment Objective And Strategy."

      Designed For: Investors primarily seeking daily income, paid monthly. While not a complete investment program, the Fund may be a valuable element of your investment portfolio. You may also wish to consider the Fund as part of a Uniform Gifts/Transfers to Minors Account or systematic investment strategy. The Fund may be a suitable investment for tax-sheltered retirement programs such as the IRA, SEP-IRA, SARSEP, 401(k), Profit Sharing, Money Purchase Pension, or 403(b) plans.

      Time Horizon. The Fund is primarily managed for current income, with the secondary potential for capital growth. Investors should not consider this Fund for the portion of their savings devoted to capital appreciation, or for that portion focused on liquidity and stable principal value.

      Risks.  The  Fund  uses  a  moderate   investment   strategy,   focusing
on U.S. government and government agency securities. These investments are subject to both credit and market risk. See "Investment Policies and Risks."

      Organization and Management. The Fund is a series of INVESCO Income Funds, Inc. (the "Company"), a diversified, managed, no-load mutual fund. The Fund is owned by its shareholders. It employs
INVESCO Funds Group, Inc. ("IFG"), founded in 1932, to serve as investment adviser, administrator, distributor, and transfer agent; and INVESCO Trust Company ("INVESCO Trust"), founded in 1969, as sub-adviser. Together, IFG and INVESCO Trust constitute "Fund Management."

      Richard R. Hinderlie selects the Fund's investments. Mr. Hinderlie earned his MBA from the Arizona State University and a BA from Pacific Lutheran University. See "The Fund And Its Management."


      IFG and INVESCO Trust are part of a global firm that managed approximately ^ $90 billion as of June 30, ^ 1996. The parent company, INVESCO PLC, is based in London, with money managers located in Europe, North America, and the Far East.

      This Fund ^ offers all of the following services at no charge:
      -------------------------------------------------------------
      Telephone purchases
      Telephone exchanges
      Telephone redemptions
      Automatic reinvestment of distributions
      Regular    investment   plans   ^   such   as   EasiVest   (the   Fund's
      automatic     monthly     investment     program),     Direct    Payroll
      Purchase, and Automatic Monthly Exchange)
      Periodic withdrawal plans


      See "How To Buy Shares" and "How To Sell Shares."

      Minimum   Initial    Investment:    $1,000,    which   is   waived   for
regular   investment   plans,    including   EasiVest   and   Direct   Payroll

Purchase, and certain retirement plans.

      Minimum   Subsequent   Investment:   $50   (minimums   are   lower   for
certain retirement plans).


ANNUAL FUND EXPENSES


      The  Fund  is  no-load;   there  are  no  fees  to  purchase,   exchange
or  redeem   shares.   The   Fund^  is   authorized   to  pay  a  Rule   12b-1
distribution  fee  of  up  to  one  quarter  of  one  percent  of  the  Fund's
average    net    assets    each    year.    (See    "How   To   Buy    Shares
--Distribution Expenses.")


      Like any company, the Fund has operating expenses -- such as portfolio management, accounting, shareholder servicing, maintenance of shareholder accounts, and other expenses. These expenses are paid from the Fund's assets. Lower expenses therefore benefit investors by increasing the Fund's total return.

      We calculate annual operating expenses as a percentage of the Fund's average annual net assets. To keep expenses competitive, the Fund's manager voluntarily reimburses the Fund for amounts in excess of 1.00% of average net assets.

Annual Fund Operating Expenses
(as a percentage of average net assets)


Management Fee                                                          0.55%
12b-1 Fees                                                              0.25%
Other Expenses                                                        ^ 0.22%
Total Fund Operating Expenses ^(1)(2)                                   1.02%

^(1) Portions of the brokerage commissions paid by the Fund were used to reduce Fund expenses, and the Fund's custodian fees were reduced under an expense offset arrangement. However, as a result of a new regulatory requirement, the figures shown above do not reflect these reductions. In comparing expenses for different years, please note that the ratios of Expenses to Average Net

Assets shown under "Financial Highlights" do reflect reductions for periods prior to the fiscal year ended August 31, 1996.

(2) Certain Fund expenses are being voluntarily absorbed by INVESCO Funds Group, Inc. ("IFG). In the absence of such absorbed expenses, the Fund's "Other
Expenses" and "Total Fund Operating Expenses" would have been ^ 0.68% and ^ 1.48%, respectively, based on the Fund's actual expenses for the fiscal year ended August 31, ^ 1996. See "The Fund and Its Management."


Example

      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from the Fund's assets, and are deducted from the amount of income available for distribution to shareholders; they are not charged directly to shareholder accounts.)


                  1 Year      3 Years     5 Years     10 Years
                  ------      -------     -------     --------
                  $10         ^ $33       $57         $125


      The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR EXPENSES, AND ACTUAL ANNUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For more information on the Fund's expenses, see "The Fund and Its Management" and "How to Buy Shares -- Distribution Expenses."


      Since the Fund pays a distribution fee, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc. ^

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout ^ Each Period)

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the independent accountant's report thereon appearing in the Fund's ^ 1996 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IFG at the address or telephone number on the cover of this prospectus. The Annual Report also contains more information about the Fund's performance.



                                            Period  Period ^
                                             Ended     Ended
                            Year Ended ^ August 31 August 31                      Year Ended ^ December 31
                        -------------------------- ---------  -------------------------------------------------------------
                            1996    1995     1994      1993>   ^ 1992     1991     1990     1989     1988     1987    1986^

PER SHARE DATA
Net Asset Value -
   Beginning of Period      $7.49  $7.10    $8.19      $7.61    $7.65    $7.09    $7.14    $6.87    $6.98    $7.90    $7.50
                        -------------------------   --------  -------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS
Net Investment Income        0.44   0.45     0.41       0.28     0.46     0.48     0.53     0.56     0.54     0.53     0.61
Net Gains or (Losses)
   on ^ Securities (Both
   Realized and
   ^ Unrealized)           (0.34)   0.39   (0.93)       0.58   (0.04)     0.57   (0.05)     0.26   (0.11)   (0.92)     0.43
                        -------------------------   --------  -------------------------------------------------------------
Total from Investment
   Operations                0.10   0.84   (0.52)       0.86     0.42     1.05     0.48     0.82     0.43   (0.39)     1.04
                        -------------------------   --------  -------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment ^ Income       0.43   0.45     0.41       0.28     0.46     0.49     0.53     0.55     0.54     0.53     0.61
In Excess of Net
   Investment Income+        0.01   0.00     0.00       0.00     0.00     0.00     0.00     0.00     0.00     0.00     0.00





                                                                                             68

Distributions from
   Capital Gains             0.00   0.00     0.16       0.00     0.00     0.00     0.00     0.00     0.00     0.00     0.03
                        -------------------------   --------  -------------------------------------------------------------
Total Distributions          0.44   0.45     0.57       0.28     0.46     0.49     0.53     0.55     0.54     0.53     0.64
                        -------------------------   --------  -------------------------------------------------------------
Net Asset Value -
   End of Period            $7.15  $7.49    $7.10      $8.19    $7.61    $7.65    $7.09    $7.14    $6.87    $6.98    $7.90
                        =========================   ========  =============================================================

TOTAL RETURN                1.31% 12.37%  (6.53%)    11.61%*    5.68%   15.56%    7.23%   12.40%    6.39%  (5.10%)  14.23%*

RATIOS
Net Assets -
   End of Period
   ($000 Omitted)         $54,614$38,087  $36,740    $36,391  $35,799  $29,229  $21,247  $19,293   $9,388   $7,848   $7,165
Ratio of Expenses
   to Average Net
   ^ Assets#               1.02%@  1.00%    1.32%     1.40%~    1.27%    1.27%    1.07%    1.04%    1.19%    1.29%   0.74%~
Ratio of Net Investment
   Income to Average
   Net Assets#              5.76%  6.24%    5.46%     5.36%~    6.08%    6.78%    7.58%    7.98%    7.75%    7.06%   7.53%~
Portfolio Turnover Rate      212%    99%      95%      100%*     115%      67%      38%     159%     221%     284%     61%*

^> From January 1, 1993 to August 31, 1993, the Fund's current fiscal year-end.

^ From January 2, 1986, commencement of operations, to December 31, 1986.

+ Distributions in excess of net investment income for the year ended August 31, 1995, aggregated less than $0.01 on a per share basis.

* ^ Based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the years ended August 31, 1996, 1995 and 1994 and for the period ended ^ December 31,
1986. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.48%, 1.51%, 1.42% and 1.11%, respectively, and ratio of net investment income to average net assets would have been 5.30%, 5.73%, 5.36% and 7.16%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized


INVESTMENT OBJECTIVE AND STRATEGY

      The Fund seeks a high level of income by investing in bonds and other debt obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and in repurchase agreements and futures contracts with respect to such securities. This investment objective is fundamental and cannot be changed without the approval of the Fund's shareholders. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Fund's primary objective. There is no assurance that the Fund's investment objective will be met.

      The Fund invests substantially all (and in no event less than 65%) of its assets in government and government agency debt securities, government agency and instrumentality securities. Some of these portfolio holdings -- Treasury bonds, bills, and notes -- may be issued directly by the U.S. government and are backed by the full faith and credit of the federal government. Similar protection is offered by securities of certain agencies, which include, among others, the Government National Mortgage Association (GNMA), the Department of Housing and Urban Development, the Small Business Administration, and the Farmers' Home Administration. In addition, the Fund may hold U.S. government agency securities not supported by the U.S. government, but only by the credit of the issuer. These include securities issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC), the Federal Home Loan Bank and the Student Loan Marketing Association. The value of the Fund's shares is not guaranteed by the U.S. government.

      As a matter of policy, which may be changed without a vote of shareholders, at least 65% of the Fund's total assets normally will be invested in debt securities maturing at least three years after they are issued. However, there are no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as Fund Management responds to changes in interest rates.

      When we believe market or economic conditions are adverse, the Fund may act defensively -- that is, temporarily invest up to 100% of its assets in cash and debt securities having maturities of less than three years at the time of issuance, seeking to protect its assets until conditions stabilize.

INVESTMENT POLICIES AND RISKS

      Investors should expect to see their price per share vary with moves in the fixed-income market, economic conditions and other factors.

      When we assess an issuer's ability to meet its interest rate obligations and repay its debt when due, we are referring to "credit risk." Debt securities issued by the U.S. government, its agencies and instrumentalities carry a low level of credit risk compared to higher yielding corporate bonds.

      "Market risk" refers to sensitivity to changes in interest rates: For instance, when interest rates go up, the market value of a previously issued bond generally declines; on the other hand, when interest rates go down, bonds generally see their prices increase. All bonds, including government and government agency securities, are subject to market risk.

      Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government or federal agencies such as GNMA, FNMA and FHLMC. Some of these securities, such as GNMA certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as FHLMC certificates, are not. Mortgage-backed securities represent interests in pools of mortgages which have been purchased from loan institutions such as banks and savings & loans, and packaged for resale in the secondary market. Interest and principal are "passed through" to the holders of the securities. The timely payment of interest and principal is guaranteed by a federal agency, but the market value of the security is not guaranteed and will vary. When interest rates drop, many home buyers choose to refinance their mortgages. These prepayments may shorten the average weighted lives of mortgage-backed securities and may lower their returns.

      Interest Rate Futures Contracts. The Fund may buy and sell interest rate futures contracts relating to U.S. government securities for the purpose of hedging the value of its securities portfolio. These practices and their risks are discussed under "Investment Policies and Restrictions" in the Statement of Additional Information.

      Delayed Delivery or When-Issued Purchases. Debt securities may at times be purchased or sold by the Fund with settlement taking place in the future. The payment obligation and the interest rate that will be received on the securities generally are fixed at the time the Fund enters into the commitment. Between the date of purchase and the settlement date, the value of the securities is subject to market fluctuations, and no interest is payable to the Fund prior to the settlement date.

      Securities Lending. The Fund may seek to earn additional income by lending securities to qualified brokers, dealers, banks, or other financial institutions, on a fully collateralized basis. For further information on this policy, see "Investment Policies and Restrictions" in the Statement of Additional Information.

      Repurchase  Agreements.   The  Fund  may  invest  money,  for  as  short
a  time  as  overnight,   using  repurchase  agreements   ("repos").   With  a
repo,  the  Fund  buys  a  debt   instrument,   agreeing   simultaneously   to
sell it back to the prior owner at an agreed-upon price. The Fund could incur costs or delays in seeking to sell the ^ security if the prior owner defaults on its repurchase obligation. To reduce that risk, the securities ^ underlying each repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest). These agreements are entered into only with member banks of the Federal Reserve System, registered broker-dealers, and registered U.S. government securities dealers that are deemed creditworthy under standards set by the ^ Company's board of directors.


      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for the Fund; securities may be sold without regard to the time they have been held when investment considerations warrant such action. Increased turnover may result in greater brokerage commissions and acceleration of capital gains which are taxable when distributed to shareholders. The Statement of Additional Information includes an expanded discussion of the Fund's portfolio turnover rate, its brokerage practices and certain federal income tax matters.

      For a further discussion of risks associated with an investment in the Fund, see "Investment Policies and Restrictions" and "Investment Practices" in the Statement of Additional Information.

      Investment Restrictions. Certain restrictions, which are set forth in the Statement of Additional Information, may not be altered without the approval of the Fund's shareholders. For example, the Fund's ability to borrow money is limited to borrowings from banks for temporary or emergency purposes in amounts not exceeding 10% of net assets. Additionally, except where indicated to the contrary, the investment objectives and policies described in this prospectus are fundamental and may not be changed without a vote of the Fund's shareholders.

THE FUND AND ITS MANAGEMENT

      The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as a diversified, open-end, management investment company. It was incorporated on August 20, 1976, under the laws of Colorado and was reorganized as a Maryland corporation on April 2, 1993.

      The Company's board of directors has responsibility for overall supervision of the Fund, and reviews the services provided by the adviser and sub-adviser. Under an agreement with the Company, INVESCO Funds Group, Inc. ("IFG"), 7800 E. Union Avenue, Denver, Colorado 80237, serves as the Fund's investment manager; it is primarily responsible for providing the Fund with various administrative services. IFG's wholly-owned subsidiary, INVESCO Trust, is the Fund's sub-adviser and is primarily responsible for managing the Fund's investments. Together, IFG and INVESCO Trust constitute "Fund Management."

      Richard R. Hinderlie, portfolio manager for the Fund since 1994, has responsibility for the day-to-day management of the Fund's holdings. He also manages INVESCO U.S. Government Money Fund, INVESCO Cash Reserves Fund and INVESCO Short-Term Bond Fund. Mr. Hinderlie has been a portfolio manager for INVESCO Trust since 1993. Before joining INVESCO Trust, he was a securities analyst with Bank Western from 1987 to 1993. He earned an MBA from Arizona State University and BA from Pacific Lutheran University.

      Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires Fund Management's personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Fund or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.


      The Fund pays IFG a monthly management fee which is based upon a percentage of the Fund's average net assets determined daily; in turn, IFG pays INVESCO Trust a sub-advisory fee out of its management fee. The management fee is computed at the annual rate of 0.55% on the first $300 million of the Fund's average net assets; 0.45% on the next $200 million of the Fund's average net assets; and 0.35% on the Fund's average net assets over $500 million. For the fiscal year ended August 31, ^ 1996, investment management fees paid by the Fund amounted to 0.55% (prior to the voluntary absorption of certain Fund expenses by INVESCO) of its average net assets. Out of this fee, IFG paid an amount equal to 0.25% of the Fund's average net assets to INVESCO Trust as a sub- advisory fee. No fee is paid by the Fund to INVESCO Trust.

      Under a Transfer Agency Agreement, IFG acts as registrar, transfer agent, and dividend disbursing agent for the Fund. The Fund pays an annual fee of ^ $26.00 per shareholder account or omnibus account participant for these services. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of IFG, may provide equivalent services to the Fund. In these cases, IFG may pay, out of the fee it receives from the Fund, an annual sub-transfer agency or record-keeping fee to the third party.

      In addition, under an Administrative Services Agreement, IFG handles additional administrative, record-keeping, and internal sub-accounting services for the Fund. For the fiscal year ended August 31, ^ 1996, the Fund paid IFG a fee for these services equal to 0.04% (prior to the voluntary absorption of certain fund expenses by IFG) of the Fund's average net assets.

      The Fund's expenses, which are accrued daily, are deducted from total income before dividends are paid. Total expenses of the Fund (prior to any expense offset) for the fiscal year ended August 31, ^ 1996, including investment management fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to ^ 1.02% of the Fund's average net assets. Certain Fund expenses are absorbed voluntarily by IFG pursuant to a commitment to the Fund in order to ensure that the Fund's total operating expenses do not exceed 1.00% of the Fund's average net assets. This commitment may be changed following consultation with the Company's board of directors. In the absence of this voluntary expense limitation, the Fund's total operating expenses would have been ^ 1.48% of its average net assets.

      Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of their financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How to Buy Shares -- Distribution Expenses," the Fund may market its shares through intermediary brokers or dealers that have entered into Dealer Agreements with IFG, as the Fund's Distributor. The Fund may place orders for portfolio transactions with qualified ^ broker-dealers that recommend the Fund, or sell shares of the Fund, to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms. For further information, see "Investment Practices -- Placement of Portfolio Brokerage" in the Statement of Additional Information.

      The parent company for IFG and INVESCO Trust is INVESCO PLC, a publicly traded holding company whose subsidiaries provide investment services around the world. IFG was established in 1932 and, as of August 31, ^ 1996, managed 14 mutual funds, consisting of ^ 39 separate portfolios, with combined assets of approximately ^ $12.8 billion on behalf of over ^ 827,000 shareholders. INVESCO Trust (founded in 1969) served as adviser or sub-adviser to ^ 46 investment portfolios as of August 31, ^ 1996, including 27 portfolios in the INVESCO group. These ^ 46 portfolios had aggregate assets of approximately ^ $12.0 billion as of August 31, ^ 1996. In addition, INVESCO Trust provides investment management services to private clients, including employee benefit plans that may be invested in a collective trust sponsored by INVESCO Trust.


FUND PRICE AND PERFORMANCE


      Determining Price. The value of your investment in the Fund will vary daily. The price per share is also known as the Net Asset Value ("NAV"). IFG prices the Fund every day that the New York Stock Exchange is open, as of the close of regular trading ^ (normally, 4:00 p.m., New York time). NAV is calculated by adding together the current market value of all of the Fund's
assets,   including  accrued  interest  and  dividends;   then  subtracting
liabilities, including accrued expenses; and finally dividing that dollar amount by the total number of shares outstanding.

      Performance Data. To keep shareholders and potential investors informed, we will occasionally advertise the Fund's total return and yield. Total return figures show the average annual rate of return on a $1,000 investment in the Fund, assuming reinvestment of all dividends and capital gain distributions for one-, five- and ten-year periods. Cumulative total return shows the actual rate of return on an investment; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, not showing the interim variations in performance over the periods cited.

      The yield of the Fund refers to the income generated by an investment in the Fund over a 30-day or one month period, and is computed by dividing the net investment income per share earned during the period by the net asset value per share at the end of the period, then adjusting the result to provide for semi-annual compounding.

      More information about the Fund's recent and historical performance is contained in the Fund's Annual Report to shareholders. You can get a free copy by calling or writing to IFG using the telephone number or address on the cover of this prospectus.

      When we quote mutual fund rankings published by Lipper Analytical Services, Inc., we may compare the Fund to others in its category of U.S. Government Funds, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials. For more information see "Fund Performance" in the Statement of Additional Information.

      Performance figures are based on historical investment results and are not intended to suggest future performance.

HOW TO BUY SHARES


      The ^ chart on page 75 shows several convenient ways to invest in the Fund. Your new Fund shares will be priced at the NAV next determined after your order is received in proper form. There is no charge to invest, exchange, or redeem shares when you make transactions directly through IFG. However, if you invest in the Fund through a securities broker, you may be charged a commission or transaction fee. For all new accounts, please send a completed application form. Please specify which Fund you wish to purchase.

      Fund Management reserves the right to increase, reduce or waive the minimum investment requirements in its sole discretion, where it determines this action is in the best interests of the Fund. Further, Fund Management reserves the right in its sole discretion to reject any order for the purchase of Fund shares (including purchases by exchange) when, in its judgment, such rejection is in the Fund's best interests.

                               HOW TO BUY SHARES

================================================================================
Method                      Investment Minimum          Please Remember
--------------------------------------------------------------------------------
By Check                    $1,000 for regular          If your check does
Mail to:                    account; $250 for           not clear, you will
INVESCO Funds               an Individual               be responsible for
Group, Inc.                 Retirement Account;         any related loss
P.O. Box 173706             $50 minimum for             the Fund or IFG
Denver, CO 80217-           each subsequent             incurs. If you are
3706.                       investment.                 already a
Or you may send                                         shareholder in the
your check by                                           INVESCO funds, the
overnight courier                                       Fund may seek
to: 7800 E. Union                                       reimbursement from
Ave.,                                                   your existing
Denver, CO 80237.                                       account(s) for any
                                                        loss incurred.
--------------------------------------------------------------------------------

By Telephone or             $1,000.                     Payment must be
Wire                                                    received within 3
Call 1-800-525-8085                                     business days, or
to request your                                         the transaction may
purchase. Then send                                     be cancelled. If a
your check by                                           ^ purchase is
overnight courier                                       cancelled due to
to our street                                           nonpayment, you
address:                                                will be responsible
7800 E. Union Ave.,                                     for any related
Denver, CO 80237.                                       loss the Fund or
Or you may transmit                                     IFG incurs. If you
your payment by                                         are already a
bank wire (call IFG                                     shareholder in the
for instructions).                                      INVESCO funds, the
                                                        Fund may seek
                                                        reimbursement from
                                                        your existing
                                                        account(s) for any
                                                        loss incurred.

--------------------------------------------------------------------------------
With EasiVest or            $50 per month for           Like all regular
Direct Payroll              EasiVest; $50 per           investment plans,
Purchase                    pay period for              neither EasiVest
You may enroll on           Direct Payroll              nor Direct Payroll
the fund                    Purchase. You may           Purchase ensures a
application, or             start or stop your          profit or protects
call us for the             regular investment          against loss in a
correct form and            plan at any time,           falling market.
more details.               with two weeks'             Because you'll
Investing the same          notice to IFG.              invest continually,
amount on a monthly                                     regardless of
basis allows you to                                     varying price
buy more shares                                         levels, consider
when prices are low                                     your financial
and fewer shares                                        ability to keep
when prices are                                         buying through low
high. This "dollar-                                     price levels. And
cost averaging" may                                     remember that you
help offset market                                      will lose money if
fluctuations. Over                                      you redeem your
a period of time,                                       shares when the
your average cost                                       market value of all
per share may be                                        your shares is less
less than the                                           than their cost.
actual average
price per share.
--------------------------------------------------------------------------------
By PAL                      $1,000.                     Be sure to write
Your "Personal                                          down the
Account Line" is                                        confirmation number
available for                                           provided by PAL.
subsequent                                              Payment must be
purchases and                                           received within 3
exchanges 24-hours                                      business days, or
a day. Simply call                                      the transaction may
1-800-424-8085.                                         be cancelled. If a
                                                        telephone purchase
                                                        is cancelled due to
                                                        nonpayment, you
                                                        will be responsible
                                                        for any related
                                                        loss the Fund or
                                                        IFG incurs. If you
                                                        are already a
                                                        shareholder in the
                                                        INVESCO funds, the
                                                        Fund may seek
                                                        reimbursement from
                                                        your existing
                                                        account(s) for any
                                                        loss incurred.

--------------------------------------------------------------------------------

By Exchange                 $1,000 to open a            See "Exchange
Between this and            new account; $50            Privilege^," below.
another of the              for written
INVESCO funds. Call         requests to
1-800-525-8085 for          purchase additional
prospectuses of             shares for an
other INVESCO               existing account.
funds. You may also         (The exchange
establish an                minimum is $250 for
Automatic Monthly           purchases requested
Exchange service            by telephone.)
between two INVESCO
funds; call IFG for
further details and
the correct form.

================================================================================


      Your order to purchase Fund shares will not begin earning dividends or other distributions until your payment can be converted into available federal funds under regular banking procedures or, if you are acquiring shares in an exchange from another INVESCO fund, the Fund receives the proceeds of the exchange. Checks normally are converted into federal funds (moneys held on deposit within the Federal Reserve System) within two or three business days after we receive them, although this period may be longer for checks drawn on banks that are not members of the Federal Reserve System.

      Exchange Privilege. You may exchange your shares in this Fund for those in another INVESCO fund, on the basis of their respective net asset values at the time of the exchange. Before making any exchange, be sure to review the prospectuses of the funds involved and consider their differences.

      Please note these policies regarding exchanges of fund shares:

      1)    The fund accounts must be identically registered.

      2) You may make four exchanges out of each fund during each calendar year.

      3) An exchange is the redemption of shares from one fund followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, your account is tax-deferred).

      4)    The   Fund   reserves   the   right   to   reject   any   exchange
            request,   or  to  modify  or   terminate   exchange   privileges,
            in  the  best   interests  of  the  Fund  and  its   shareholders.
            Notice  of  all  such   modifications   or  termination   will  be
            given at least 60 days prior to the effective date of the change in privilege, except for unusual instances (such as when redemptions of the exchanged shares are suspended under Section 22(e) of the Investment Company Act of 1940, or when sales of the fund into which you are exchanging are temporarily stopped).

      Distribution Expenses. The Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") to use its assets to finance certain activities relating to the distribution of shares. These expenditures may include compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include IFG-affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's transfer agent computer-processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions.

      In addition, other reimbursable expenditures include advertising, preparation and distribution of sales literature, printing and distribution of prospectuses to prospective investors, public relations efforts, marketing programs and such other services and promotional activities agreed upon from time to time by the Fund and its board of directors. These services and activities may be conducted by the staff of IFG or its affiliates or by third parties.

      IFG is not entitled to reimbursement for overhead expenses under the Plan, but may be reimbursed for all or a portion of the compensation paid for salaries and other employee benefits for IFG personnel whose primary responsibilities involve marketing shares of the INVESCO funds, including the Fund. Also, any payments made by the Fund may not be used to finance the distribution of shares of any other mutual fund advised by IFG. Payments made by the Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate.

      Under the Plan, the Fund's reimbursement to IFG is limited to an amount computed at a maximum annual rate of 0.25% of the Fund's average net assets.
Payments by the Fund under the Plan, for any month, may only be made to reimburse expenditures incurred during the rolling 12-month period in which that month falls. Therefore, any reimbursable expenses incurred by IFG in excess of the limitation described above are not reimbursable and will be borne by IFG. In addition, IFG may from time to time make additional payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund. No further payments will be made by the Fund under the Plan in the event of its termination.

FUND SERVICES

      Shareholder Accounts. IFG will maintain a share account that reflects your current holdings. Share certificates will be issued only upon specific request. You will have greater flexibility to conduct transactions if you do not request certificates.

      Transaction Confirmations. You will receive detailed confirmations of individual purchases, exchanges, and redemptions. If you choose certain recurring transaction plans (for instance,
EasiVest), your transactions will be confirmed on your quarterly Investment Summary.

      Investment Summaries. Each calendar quarter, shareholders receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of their INVESCO funds.

      Reinvestment of Distributions. Dividends and capital gain distributions are automatically invested in additional fund shares at the NAV on the ex-dividend date, unless you choose to have dividends and/or capital gain distributions automatically reinvested in another INVESCO fund or paid by check (minimum of $10.00).

      Telephone Transactions. All shareholders may exchange and redeem Fund shares by telephone, unless they expressly decline these privileges. By signing the new account Application, a Telephone Transaction Authorization Form, or otherwise using these privileges, the investor has agreed that, if the Fund has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, it will not be liable for following telephoned instructions that it believes to be genuine. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions.


      Retirement Plans and IRAs. Fund shares may be purchased for Individual Retirement Accounts ^("IRAs") and many types of tax-deferred retirement plans. IFG can supply you with information and forms to establish or transfer your existing plan or account.


HOW TO SELL SHARES

      The following chart shows several convenient ways to redeem your Fund shares. Shares of the Fund may be redeemed at any time at their current NAV next determined after a request in proper form is received at the Fund's office. The NAV at the time of the redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance.


      Please ^ specify from which fund you wish to redeem shares. Shareholders have a separate account for each fund in which they invest.

                              HOW TO SELL SHARES

================================================================================
Method                      Minimum Redemption          Please Remember
================================================================================
By Telephone                $250 (or, if less,          These telephone
Call us toll-free           full liquidation of         redemption
at 1-800-525-8085.          the account) for a          privileges may be
                            redemption check;           modified or
                            $1,000 for a wire           terminated in the
                            to bank of record.          future at the
                            The maximum amount          discretion of IFG.
                            which may be
                            redeemed by
                            telephone is
                            generally $25,000.
--------------------------------------------------------------------------------
In Writing                  Any amount. The             If the shares to be
Mail your request           redemption request          redeemed are
to INVESCO Funds            must be signed by           represented by
Group, Inc., P.O.           all registered              stock certificates,
Box 173706                  shareholders(s).            the certificates
Denver, CO 80217-           Payment will be             must be sent to
3706. You may also          mailed to your              IFG.
send your request           address of record,
by overnight                or to a pre-
courier to 7800 E.          designated bank.
Union Ave., Denver,
CO 80237.
--------------------------------------------------------------------------------

By Exchange                 $1,000 to open a            See "Exchange
Between this and            new account; $50            Privilege," ^ page
another of the              for written                 77.
INVESCO funds. Call         requests to
1-800-525-8085 for          purchase additional
prospectuses of             shares for an
other INVESCO               existing account.
funds. You may also         (The exchange
establish an                minimum is $250 for
automatic monthly           exchanges requested
exchange service            by telephone.)
between two INVESCO
funds; call IFG for
further details and
the correct form.

--------------------------------------------------------------------------------
Periodic Withdrawal         $100 per payment,           You must have at
Plan                        on a monthly or             least $10,000 total
You may call us to          quarterly basis.            invested with the
request the                 The redemption              INVESCO funds, with
appropriate form            check may be made           at least $5,000 of
and more                    payable to any              that total invested
information at 1-           party you                   in the fund from
800-525-8085.               designate.                  which withdrawals
                                                        will be made.
--------------------------------------------------------------------------------
Payment To Third            Any amount.                 All registered
Party                                                   owners of the
Mail your request                                       account must sign
to INVESCO Funds                                        the request, with a
Group, Inc., P.O.                                       signature guarantee
Box 173706                                              from an eligible
Denver, CO 80217-                                       guarantor financial
3706.                                                   institution, such
                                                        as a commercial
                                                        bank or recognized
                                                        national or
                                                        regional securities
                                                        firm.
================================================================================


      While the Fund will attempt to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by phone.

      Payments of redemption proceeds will be mailed within seven days following receipt of the redemption request in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the New York Stock Exchange or during an emergency as defined by the Securities and Exchange Commission. If your shares were purchased by a check which has not yet cleared, payment will be made promptly upon clearance of the purchase check (which may take up to 15 days).

      If you participate in EasiVest, the Fund's automatic monthly investment program, and redeem all of the shares in your account, we will terminate any further EasiVest purchases unless you instruct us otherwise.

      Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Fund reserves the right to involuntarily redeem all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income and net capital gains, if any, in order to continue to qualify for tax treatment as a regulated investment company. Thus, the Fund does not expect to pay any federal income or excise taxes.

      Unless shareholders are exempt from income taxes, they must include all dividends and capital gain distributions in taxable income for federal, state, and local income tax purposes. Dividends and other distributions are taxable whether they are received in cash or automatically distributed in shares of the Fund or another fund in the INVESCO group.

      Shareholders may be subject to backup withholding of 31% on dividends, capital gain distributions and redemption proceeds. Unless you are subject to backup withholding for other reasons, you can avoid backup withholding on your Fund account by ensuring that we have a correct, certified tax identification number.


      Dividends and Capital Gain Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on a monthly basis, at the discretion of the ^ Company's board of directors.


      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.


      Dividends and capital gain distributions are paid to shareholders who hold shares on the record date of distribution regardless of how long the shares have been held. The Fund's share price will then drop by the amount of the distribution on the day the distribution is made. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying the full purchase price, a portion of which is then returned in the form of a taxable distribution^.


      At the end of each year, information regarding the tax status of dividends and capital gain distributions is provided to shareholders. Net realized capital gains are divided into short-term and long-term gains depending upon how long the Fund held the security which gave rise to the gains. The capital gains distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with ^ income from dividends and interest as ordinary income and are paid to shareholders as taxable dividends.


      Shareholders also may realize capital gains or losses when they sell their Fund shares at more or less than the price originally paid.

      We encourage you to consult a tax adviser with respect to these matters. For further information see "Dividends, Capital Gain Distributions and Taxes" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. All shares of the Company have equal voting rights based on one vote for each share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all the funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a fund-by-fund basis. To the extent permitted by law, when not all funds are affected by a matter to be voted upon, only shareholders of the fund or funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Fund will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

                              INVESCO U.S. GOVERNMENT SECURITIES FUND

                              A no-load mutual fund seeking a high level of current income from government and government agency debt obligations.


                              PROSPECTUS
                              ^ December 31, 1996

To receive general information and prospectuses on any of ^ INVESCO's funds or retirement plans, or to obtain current account or price information or responses to other questions, call toll-free:


      1-800-525-8085


To reach PAL, your 24-hour Personal Account Line ^ call:


      1-800-424-8085


You can find us on the World Wide Web:

      http://www.invesco.com


Or write to:

      INVESCO Funds Group, Inc., Distributor
      ^ Post Office Box 173706
      Denver, Colorado  80217-3706


If you're in Denver, please visit one of our convenient Investor Centers:

      Cherry Creek
      155-B Fillmore Street;
      Denver Tech Center
      7800 East Union Avenue
      Lobby Level

PROSPECTUS
^ December 31, 1996


                         INVESCO SHORT-TERM BOND FUND


      INVESCO Short-Term Bond Fund (the "Fund") is actively managed to seek the highest level of current income as is consistent with minimum fluctuation in principal value and with maintaining liquidity. The Fund invests in a diversified portfolio of short-and intermediate-term debt obligations issued by corporations, as well as the U.S. government and its agencies, with a dollar-weighted average maturity of not more than three years.

     This prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Fund, dated ^ December 31, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. To obtain a free copy, write to INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085.

CONTENTS

ESSENTIAL INFORMATION...................................................... 86

ANNUAL FUND EXPENSES....................................................... 87

FINANCIAL HIGHLIGHTS....................................................... 90

INVESTMENT OBJECTIVE AND STRATEGY.......................................... 92

INVESTMENT POLICIES AND RISKS.............................................. 92

THE FUND AND ITS MANAGEMENT................................................ 96

FUND PRICE AND PERFORMANCE................................................. 99

HOW TO BUY SHARES..........................................................100

FUND SERVICES..............................................................105

HOW TO SELL SHARES.........................................................105

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS............................108

ADDITIONAL INFORMATION.....................................................109

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

ESSENTIAL INFORMATION

      Investment Goal And Strategy. INVESCO Short-Term Bond Fund is a diversified mutual fund that seeks to achieve the highest level of current income as is consistent with minimum fluctuation in principal value and with maintaining liquidity. The Fund invests in corporate and government and government agency debt securities; the average dollar-weighted maturity of holdings is no more than three years. There is no guarantee that the Fund will meet its objective. See "Investment Objective And Strategy."

      Designed For: Investors seeking higher yields than those available from shorter-term, higher quality money market funds and who can tolerate modest price fluctuations. While not a complete investment program, the Fund may be a valuable element of your investment portfolio. You may also wish to consider the Fund as part of a Uniform Gifts/Transfers to Minors Account or systematic investment strategy. The Fund may be a suitable investment for tax-sheltered retirement programs such as the IRA, SEP-IRA, SARSEP, 401(k), Profit Sharing, Money Purchase Pension, or 403(b) plans.

      Time   Horizon.    The   Fund   is   primarily   managed   for   current
income.   Investors   should  not  consider  this  Fund  for  the  portion  of
their savings devoted to long-term capital appreciation.


      Risks. The Fund uses a moderate investment strategy, focusing on shorter-term obligations which fluctuate less in value than long-term bonds^, but may hold securities rated below investment grade. The Fund's investments are subject to ^ credit risk and market risk, both of which are increased by investing in lower rated securities. The Fund will not provide the same stability of principal as money market funds. See "Investment Policies and Risks."


      Organization and Management. The Fund is a series of INVESCO Income Funds, Inc. (the "Company"), a diversified, managed, no-load mutual fund. The Fund is owned by its shareholders. It employs
INVESCO Funds Group, Inc. ("IFG"), founded in 1932, to serve as investment adviser, administrator, distributor, and transfer agent; and INVESCO Trust Company ("INVESCO Trust"), founded in 1969, as sub-adviser. Together, IFG and INVESCO Trust constitute "Fund Management."


      The Fund's  investments  are selected by two INVESCO  portfolio  managers:
INVESCO senior vice president Donovan J. (Jerry) Paul and INVESCO vice president Richard R. Hinderlie ^. Mr Paul, a Chartered Financial Analyst, holds an MBA from the University of Northern Iowa and a BBA from the University of Iowa. Mr. Hinderlie earned his MBA from ^ Arizona State University and ^ his BA from Pacific Lutheran University. ^

      IFG and INVESCO Trust are part of a global firm that managed approximately $74 billion as of June 30, 1995. The parent company, INVESCO PLC, is based in London, with money managers located in Europe, North America, and the Far East.



      This Fund ^ offers all of the following services at no charge:
      -------------------------------------------------------------
      Telephone purchases
      Telephone exchanges
      Telephone redemptions
      Automatic reinvestment of distributions
      Regular    investment   plans   ^   such   as   EasiVest   (the   Fund's
      automatic     monthly     investment     program),     Direct    Payroll
      Purchase, and Automatic Monthly Exchange^
      Periodic withdrawal plans


      See "How To Buy Shares" and "How To Sell Shares."


      Minimum   Initial    Investment:    $1,000,    which   is   waived   for
regular   investment   plans,    including   EasiVest   and   Direct   Payroll
Purchase and certain retirement plans.

      Minimum   Subsequent   Investment:   $50   (minimums   are   lower   for
certain retirement plans).


ANNUAL FUND EXPENSES

      The Fund is no-load; there are no fees to purchase, exchange or redeem shares. The Fund, however, is authorized to pay a Rule
12b-1   distribution  fee  of  up  to  one  quarter  of  one  percent  of  the
Fund's average net assets, each year. (See "How To Buy Shares --Distribution Expenses.")


      Like any company, the Fund has operating expenses -- such as portfolio management, accounting, shareholder servicing, maintenance of shareholder accounts, and other expenses. These expenses are paid from the Fund's assets. Lower expenses therefore benefit investors by increasing the Fund's ^ investment return.

      We calculate annual operating expenses as a percentage of the Fund's average annual net assets. To keep expenses competitive, the Fund's manager voluntarily ^ reimbursed the Fund for amounts in excess of 0.75% of average net assets from May 1, 1995 through April 30, 1996, and reimburses the Fund for amounts in excess of 0.80% of average net assets effective May 1, 1996.

Annual Fund Operating Expenses
(as a percentage of average net assets)^

Management Fee                                                          0.50%
12b-1 Fees                                                              0.25%
Other Expenses                                                        ^ 0.05%
Total Fund Operating Expenses ^(1) (2)                                  0.80%

^(1) Portions of the brokerage commissions paid by the Fund were used to reduce Fund expenses, and the Fund's custodian fees were reduced under an expense offset arrangement. However, as a result of a new regulatory requirement, the figures shown above do not reflect these reductions. In comparing expenses for different years, please note that the ratios of Expenses to Average Net Assets shown under "Financial Highlights" do reflect reductions for periods prior to the fiscal year ended August 31, 1996.

(2) Certain Fund expenses are being voluntarily absorbed by INVESCO Funds Group, Inc. ("IFG"). In the absence of such absorbed expenses, the Fund's "Other Expenses" and "Total Fund Operating
Expenses" would have been ^ 1.42% and ^ 2.17%, respectively, based on the Fund's actual expenses for the fiscal year ended August 31, ^ 1996. See "The Fund and Its Management."

^ Example


      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from the Fund's assets, and are deducted from the amount of income available for distribution to shareholders; they are not charged directly to shareholder accounts.)


            1 Year      3 Years     5 Years     10 Years
            ------      -------     -------     --------
            $8          ^ $26       $45         $99


      The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR EXPENSES, AND ACTUAL ANNUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For more information on the Fund's expenses, see "The Fund and Its Management" and "How to Buy Shares -- Distribution Expenses."

      Since the Fund pays a distribution fee, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.


*The expense information in the above tables has been presented on a basis that assumes that the Fund's current ^ 0.80% expense limitation had been in effect during the entire year ended August 31, 1996. ^

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout ^ Each Period)

      The following information has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the independent accountant's report appearing in the Fund's ^ 1996 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IFG at the address or telephone number on the cover of this prospectus. The Annual Report also contains more information about the Fund's performance.



                                                                     ^ Period
                                                                        Ended
                                         Year Ended ^ August 31     August 31
                                       ------------------------     ---------
                                              1996         1995         1994^

PER SHARE DATA
Net Asset Value -
   Beginning of Period                     ^ $9.54        $9.46        $10.00
                                       ------------------------     ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                         0.56         0.57          0.47
Net Gains or (Losses)
   on ^ Securities  (Both Realized
    and Unrealized)                         (0.13)         0.08        (0.54)
                                       ------------------------     ---------
Total from Investment Operations              0.43         0.65        (0.07)
                                       ------------------------     ---------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income+                         0.56         0.57          0.47
                                       ------------------------     ---------
Net Asset Value
   End of Period                             $9.41       $ 9.54     ^ $  9.46
                                       ========================     =========

TOTAL RETURN                                 4.63%        7.16%      (0.72%)*

RATIOS
Net Assets ^ End of Period
   ($000 Omitted)                          $10,735       $8,979        $7,878
Ratio of Expenses to Average
    Net Assets#                             0.80%@        0.46%         0.46% ~

Ratio of Net Investment
   Income ^ to Average
   Net Assets#                               5.85%        6.05%         5.50% ~
Portfolio Turnover Rate                       103%          68%          169% *

^ From September 30, 1993, commencement of operations, to August 31, 1994.

+ Distributions in excess of net investment income for the ^ years ended August 31, 1996 and 1995, aggregated less that $0.01 on a per share basis.

* ^ Based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG and ITC for the ^ years ended August 31, 1996 and 1995 and for the period ended August 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.17%, 2.09% and 2.04% (annualized), respectively, and ratio of net investment income to average net assets would have been 4.48%, 4.42% and 3.92% (annualized), respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

INVESTMENT OBJECTIVE AND STRATEGY

      The Fund seeks to achieve the highest level of current income as is consistent with minimum fluctuation in principal value and with maintaining liquidity. This investment objective is fundamental and cannot be changed without the approval of the Fund's shareholders. There is no assurance that the Fund's investment objective will be met.


      The Fund normally invests at least 65% of its total assets in bonds and debentures. The Fund may invest in all types of variable and fixed rate corporate, government and government agency debt securities ^. The government and government agency securities in which the Fund invests may or may not be backed by the full faith and credit of the United States.

      Holdings are selected primarily from two maturity ranges: short-term (obligations maturing in under three years) and intermediate-term (obligations maturing in three to 10 years). The Fund maintains a diversified portfolio with a dollar-weighted average maturity of three years or less. This average is based on the actual stated maturity dates of the debt securities in the Fund's portfolio, except for debt securities having special features that give them the characteristics of shorter-term obligations. For example, variable rate securities, on which coupon rates of interest are adjusted on specified dates in response to changes in interest rates, are deemed to mature at their next interest rate adjustment date^. In addition, debt securities with "put" features entitling the Fund to repayment of principal on specified dates are deemed to mature at the next put exercise date. When Fund Management deems it appropriate, the Fund may invest in debt securities having maturities in excess of 10 years.


      Debt securities will be selected based on Fund Management's assessment of interest rate trends and the liquidity of various instruments under prevailing market conditions. The potential for capital appreciation is an incidental factor that also may be considered. When we believe market or economic conditions are adverse, the Fund may seek to protect its assets by investing to a greater extent in cash securities and shorter-term securities such as commercial paper and notes, bank certificates of deposit and other financial institution obligations and repurchase agreements.

INVESTMENT POLICIES AND RISKS


      Investors should expect to see their price per share vary with moves in the ^ stock market, economic conditions and other factors. Fund Management seeks to temper volatility through diversification and credit analysis, as well as by maintaining an average dollar-weighted maturity of three years or less. These strategies can help reduce, but not eliminate, market and credit risk.

      Corporate Debt Securities. When we assess an issuer's ability to meet its interest rate obligations and repay its debt when due, we are referring to "credit risk." Debt obligations are rated based on their estimated credit risk by independent services such as Standard & Poor's ("S&P"), Moody's Investors Service Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps, Inc. ("D&P"). "Market risk" refers to sensitivity to changes in interest rates: For instance, when interest rates go up,
the  market  value  of  a  previously  issued  bond  generally  declines;   on
the other hand, when interest rates go down, bonds generally see their prices increase.


      The lower a bond's quality rating, the more it is believed by the rating service to be subject to credit risk and market risk and the more speculative it becomes; this is also true of most unrated securities. ^ Therefore, the Fund does not invest in obligations it believes to be highly speculative. Corporate bonds rated investment grade (AAA, AA, A or BBB by S&P ^, Fitch, or D&P or, Aaa, Aa, A or Baa by Moody's^) are believed to enjoy strong to adequate capacity to pay principal and interest. No more than 15% of the Fund's total assets may be invested in issues rated below investment grade quality (commonly called "junk bonds," and rated BB or below by S&P, Fitch or D&P or Ba or below by Moody's); these include issues which are of poorer quality and may have speculative characteristics, according to the ratings services. Never, under any circumstances, does the Fund invest in securities rated below B. Although bonds rated B are believed to have the current capacity to meet principal and interest payments, they are believed to be subject to a greater extent than higher rated instruments, to the risk that adverse business, financial or economic conditions will impair this capacity. In addition, the Fund may invest in corporate short-term notes rated at least A-1 by S&P, Prime-1 by Moody's, F-1 by Fitch or Duff 1 by D&P, and municipal short-term notes rated at least SP-1 by S&P, MIG-1 by Moody's, F-1 by Fitch or Duff 1 by D&P (the highest rating categories for such notes). Overall, these securities enjoy strong to adequate capacity to pay principal and interest. ^ While Fund Management continuously monitors all of the corporate bonds in the ^ Fund's portfolio for the ^ issuer's ability to make required principal and interest payments and other quality factors, it may retain a bond whose rating is changed to one below the minimum rating required for purchase of the security. ^ For more information on the foregoing bond rating categories, see the Statement of Additional Information.

      For the fiscal year ended August 31, 1996, the following percentages of the Fund's total assets were invested in corporate bonds rated investment grade (BBB by S&P or Baa by Moody's and above) at the time they were purchased: AAA -- 0.00%; AA -- 0.00%; A -- 27.89%; and BBB -- 7.75%, and the following percentages were invested in corporate bonds rated below investment grade at the time of purchase: BB -- 2.57%; B -- 2.24%; CCC -- 0.00%; and D -- 0.00%. Finally, none of the Fund's total assets were invested in unrated corporate bonds. All of these percentages were determined on a dollar-weighted basis, calculated by averaging the Fund's month-end portfolio holdings during the fiscal year. Keep in mind that the Fund's holdings are actively traded, and bond ratings are occasionally adjusted by ratings services, so these figures do not represent the Fund's actual holdings or quality ratings as of August 31, 1996.


      The Fund's investments in debt securities may include investments in zero coupon bonds, step-up bonds, mortgage-backed securities and asset-backed securities. Zero coupon bonds ("zeros") make no periodic interest payments. Instead, they are sold at a discount from their face value. The buyer of the zero receives the rate of return by the gradual appreciation in the price of the security, which is redeemed at face value at maturity. Zeros can be originally issued in zero coupon form or created by separating the interest and principal components of outstanding securities. Step-up bonds initially make no (or low) cash interest payments, but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. Being extremely responsive to changes in interest rates, the market prices of both zeros and step-up bonds may be more volatile than other bonds. The Fund may be required to distribute income recognized on these bonds, even though no cash interest payments may be received, which could reduce the amount of cash available for investment by the Fund.

      Mortgage-backed securities represent interests in pools of mortgages. Asset-backed securities generally represent interests in pools of consumer loans. Both usually are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their return.


      The Fund also may invest in stripped mortgage- or asset-backed securities, in which the principal and interest payments on the underlying pool of loans are separated or "stripped" to ^ create two classes of securities. In general, the interest-only, or IO, class receives all of the interest payments and the principal-only, or PO, class receives all of the principal payments. The market prices of these securities generally are more sensitive to changes in interest and prepayment rates than traditional mortgage and asset-backed securities, such purchases are used to help the Fund maintain stability.

      Foreign Securities. The Fund's investments in debt obligations may include securities issued by foreign governments and foreign corporations. Up to 25% of the Fund's total assets, measured at the time of purchase, may be invested directly in foreign debt securities; securities of Canadian issuers are not subject to this limitation. See "Investment Policies and Restrictions" in the Statement of Additional Information for a discussion of the risks involved in investing in foreign debt securities.

      Rule 144A Securities. The Fund may not purchase securities that are not readily marketable. However, the Fund may purchase certain securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities") if a liquid trading market exists. For more information concerning Rule 144A Securities, see "Investment Policies and Restrictions" in the Statement of Additional Information.

      Interest Rate Futures Contracts. The Fund may buy and sell interest rate futures contracts relating to the debt securities in which it invests for the purpose of hedging the value of its securities portfolio. These practices and their risks are discussed under "Investment Policies and Restrictions" in the Statement of Additional Information.

      Delayed Delivery or When-Issued Purchases. Debt securities may at times be purchased or sold by the Fund with settlement taking place in the future. The Fund may invest up to 10% of its net assets in when-issued securities. The payment obligation and the interest rate that will be received on the securities generally are fixed at the time the Fund enters into the commitment. Between the date of purchase and the settlement date, the value of the securities is subject to market fluctuations, and no interest is payable to the Fund prior to the settlement date.

      Securities Lending. The Fund may seek to earn additional income by lending securities to qualified brokers, dealers, banks, or other financial institutions, on a fully collateralized basis. For further information on this policy, see "Investment Policies and Restrictions" in the Statement of Additional Information.


      Repurchase Agreements. The Fund may invest money, for as short a time as overnight, using repurchase agreements ("repos"). With a repo, the Fund buys a debt instrument, agreeing simultaneously to sell it back to the prior owner at an agreed-upon price. The Fund could incur costs or delays in seeking to sell the ^ security if the prior owner defaults on its repurchase obligation. To reduce that risk, the securities ^ underlying each repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest). These agreements are entered into only with member banks of the Federal Reserve

System,   registered   broker-dealers,   and  registered  U.S.   government
securities dealers that are deemed creditworthy under standards set by the ^ Company's board of directors.


      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for the Fund; securities may be sold without regard to the time they have been held when investment considerations warrant such action. Increased turnover may result in greater brokerage commissions and acceleration of capital gains which are taxable when distributed to shareholders. The Statement of Additional Information includes an expanded discussion of the Fund's portfolio turnover rate, its brokerage practices and certain federal income tax matters.

      For a further discussion of risks associated with an investment in the Fund, see "Investment Policies and Restrictions" and "Investment Practices" in the Statement of Additional Information.

      Investment Restrictions. Certain restrictions, which are set forth in the Statement of Additional Information, may not be altered without the approval of the Fund's shareholders. For example, the Fund limits to 5% the portion of its total assets that may be invested in a single issuer, and to 25% the portion that may be invested in any one industry (other than U.S. government securities). The Fund's ability to borrow money is limited to borrowings from banks for temporary or emergency purposes in amounts not exceeding 10% of net assets. Except where indicated to the contrary, the investment objectives and policies described in this prospectus are not fundamental and may be changed without a vote of the Fund's shareholders.

THE FUND AND ITS MANAGEMENT

      The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as a diversified, open-end, management investment company. It was incorporated on August 20, 1976, under the laws of Colorado and was reorganized as a Maryland corporation on April 2, 1993.

      The Company's board of directors has responsibility for overall supervision of the Fund, and reviews the services provided by the adviser and sub-adviser. Under an agreement with the Company, INVESCO Funds Group, Inc. ("IFG"), 7800 E. Union Avenue, Denver, Colorado 80237, serves as the Fund's investment manager; it is primarily responsible for providing the Fund with various administrative services. IFG's wholly-owned subsidiary, INVESCO Trust, is the Fund's sub-adviser and is primarily responsible for managing the Fund's investments. Together, IFG and INVESCO Trust constitute "Fund Management."

      The following managers share responsibility for the day-to-day management of the Fund's holdings:

      Donovan J. (Jerry) Paul has served as co-portfolio manager for the Fund since 1996. He is also the portfolio manager of the INVESCO High Yield Fund, INVESCO Select Income Fund, and INVESCO VIF-High Yield Portfolio, as well as co-portfolio manager of INVESCO Industrial Income Fund, INVESCO VIF-Industrial Income Portfolio and INVESCO Balanced Fund. A Chartered Financial Analyst and Certified Public Accountant, Mr. Paul is a senior vice president and director of fixed-income research of INVESCO Trust. His investment career was launched in 1976, and has included these highlights: He was a senior vice president and director of fixed-income research (1989 to 1992) and portfolio manager (1987 to 1992) with Stein, Roe & Farnham Inc; from 1993 to 1994, he was president of
Quixote Investment Management, Inc. He holds an MBA from the University of Northern Iowa and a BBA from the University of Iowa.


      Richard R. Hinderlie^ has served as co-portfolio manager for the Fund since ^ 1996 and portfolio manager for the Fund from 1994 to 1996. He also manages INVESCO U.S. Government Money Fund, INVESCO Cash Reserves Fund and
INVESCO U.S. Government Securities Fund. Mr. Hinderlie has been a ^ vice president of INVESCO Trust since 1996 and a portfolio manager since 1993. Before joining INVESCO Trust, he was a securities analyst with Bank Western from 1987 to 1993. He earned an MBA from Arizona State University and a BA from Pacific Lutheran University.


      Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires Fund Management's personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Fund or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.


      The Fund pays IFG a monthly management fee which is based upon a percentage of the Fund's average net assets determined daily; in turn, IFG pays INVESCO Trust a sub-advisory fee out of its management fee. The management fee is computed at the annual rate of 0.50% on the first $300 million of the Fund's average net assets; 0.40% on the next $200 million of the Fund's average net assets; and 0.30% on the Fund's average net assets over $500 million. For the fiscal year ended August 31, ^ 1996, investment management fees paid by the Fund amounted to 0.50% (prior to the voluntary absorption of certain Fund expenses by INVESCO) of its average net assets. Out of this fee, IFG paid an amount equal to 0.25% of the Fund's average net assets to INVESCO Trust as a sub- advisory fee. No fee is paid by the Fund to INVESCO Trust.

      Under a Transfer Agency Agreement, IFG acts as registrar, transfer agent, and dividend disbursing agent for the Fund. The Fund pays an annual fee of ^ $26.00 per shareholder account or omnibus account participant for these services. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of IFG, may provide equivalent services to the Fund. In these cases, IFG may pay, out of the fee it receives from the Fund, an annual sub-transfer agency or record-keeping fee to the third party.

      In addition, under an Administrative Services Agreement, IFG handles additional administrative, record-keeping, and internal sub-accounting services for the Fund. For the fiscal year ended August 31, ^ 1996, the Fund paid IFG a fee for these services equal to 0.13% (prior to the voluntary absorption of certain fund expenses by IFG) of the Fund's average net assets.

      The Fund's expenses, which are accrued daily, are deducted from total income before dividends are paid. Total expenses of the Fund (prior to any expense offset) for the fiscal year ended August 31, ^ 1996, including investment management fees (but excluding brokerage commissions, which are a cost of acquiring securities), amounted to ^ 0.80% of the Fund's average net assets. Certain Fund expenses ^ are^ absorbed voluntarily by IFG pursuant to a commitment to the Fund in order to ensure that the Fund's total operating expenses ^ do not exceed ^ 0.75% of the Fund's average net assets (through April 30, ^ 1996) and will not exceed ^ 0.80% of the Fund's average net assets (beginning May 1, ^ 1996). This commitment may be changed following consultation with the Company's board of directors. In the absence of this voluntary expense limitation, the Fund's total operating expenses would have been ^ 2.17% of its average net assets.

      Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon Fund Management's evaluation of their financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How to Buy Shares -- Distribution Expenses," the Fund may market its shares through intermediary brokers or dealers that have entered into Dealer Agreements with IFG, as the Fund's Distributor. The Fund may place orders for portfolio transactions with qualified ^ broker-dealers that recommend the Fund, or sell shares of the Fund, to clients, or act as agent in the purchase of Fund shares for clients, if Fund Management believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms. For further information, see "Investment Practices -- Placement of Portfolio Brokerage" in the Statement of Additional Information.


      The parent company for IFG and INVESCO Trust is INVESCO PLC, a publicly traded holding company whose subsidiaries provide investment services around the world. IFG was established in 1932 and, as of August 31, ^ 1996, managed 14 mutual funds, consisting of ^ 39 separate portfolios, with combined assets of approximately ^ $12.8 billion on behalf of over ^ 827,000 shareholders. INVESCO Trust (founded in 1969) served as adviser or sub-adviser to ^ 46 investment portfolios as of August 31, ^ 1996, including 27 portfolios in the INVESCO group. These ^ 46 portfolios had aggregate assets of approximately ^ $12.0 billion as of August 31, ^ 1996. In addition, INVESCO Trust provides investment management services to private clients, including employee benefit plans that may be invested in a collective trust sponsored by INVESCO Trust.


FUND PRICE AND PERFORMANCE


      Determining Price. The value of your investment in the Fund will vary daily. The price per share is also known as the Net Asset Value ("NAV"). IFG prices the Fund every day that the New York Stock Exchange is open, as of the close of regular trading ^ (normally, 4:00 p.m., New York time). NAV is calculated by adding together the current market value of all of the Fund's assets, including accrued interest and dividends; then subtracting liabilities, including accrued expenses; and finally dividing that dollar amount by the total number of shares outstanding.


      Performance Data. To keep shareholders and potential investors informed, we will occasionally advertise the Fund's total return and yield. Total return figures show the average annual rate of return on a $1,000 investment in the Fund, assuming reinvestment of all dividends and capital gain distributions for one-, five- and ten-year periods. Cumulative total return shows the actual rate of return on an investment; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, not showing the interim variations in performance over the periods cited.

      The yield of the Fund refers to the income generated by an investment in the Fund over a 30-day or one month period, and is computed by dividing the net investment income per share earned during the period by the net asset value per share at the end of the period, then adjusting the result to provide for semi-annual compounding.

      More information about the Fund's recent and historical performance is contained in the Fund's Annual Report to shareholders. You can get a free copy by calling or writing to IFG using the telephone number or address on the cover of this prospectus.

      When we quote mutual fund rankings published by Lipper Analytical Services, Inc., we may compare the Fund to others in its category of Short Investment Grade Debt, as well as the broad-based Lipper general fund groupings.

These  rankings  allow  you  to  compare  the  Fund  to  its  peers.  Other
independent   financial  media  also  produce  performance-  or  service-related
comparisons,   which  you  may  see  in  our  promotional  materials.  For  more information see "Fund Performance" in the Statement of Additional Information.

      Performance figures are based on historical investment results and are not intended to suggest future performance.

HOW TO BUY SHARES


      The ^ chart on page 102 shows several convenient ways to invest in the Fund. Your new Fund shares will be priced at the NAV next determined after your order is received in proper form. There is no charge to invest, exchange, or redeem shares when you make transactions directly through IFG. However, if you invest in the Fund through a securities broker, you may be charged a commission or transaction fee. For all new accounts, please send a completed application form. Please specify which Fund you wish to purchase.

      Fund Management reserves the right to increase, reduce or waive the minimum investment requirements in its sole discretion, where it determines this action is in the best interests of the Fund. Further, Fund Management reserves the right in its sole discretion to reject any order for the purchase of Fund shares (including purchases by exchange) when, in its judgment, such rejection is in the Fund's best interests.

                               HOW TO BUY SHARES

================================================================================
Method                      Investment Minimum          Please Remember
--------------------------------------------------------------------------------
By Check                    $1,000 for regular          If your check does
Mail to:                    account; $250 for           not clear, you will
INVESCO Funds               an Individual               be responsible for
Group, Inc.                 Retirement Account          any related loss
P.O. Box 173706             $50 minimum for             the Fund or IFG
Denver, CO 80217-           each subsequent             incurs. If you are
3706.                       investment.                 already a
Or you may send                                         shareholder in the
your check by                                           INVESCO funds, the
overnight courier                                       Fund may seek
to: 7800 E. Union                                       reimbursement from
Ave.,                                                   your existing
Denver, CO 80237.                                       account(s) for any
                                                        loss incurred.
--------------------------------------------------------------------------------

By Telephone or             $1,000.                     Payment must be
Wire                                                    received within 3
Call 1-800-525-8085                                     business days, or
to request your                                         the transaction may
purchase. Then send                                     be cancelled. If a
your check by                                           ^ purchase is
overnight courier                                       cancelled due to
to our street                                           nonpayment, you
address:                                                will be responsible
7800 E. Union Ave.,                                     for any related
Denver, CO 80237.                                       loss the Fund or
Or you may transmit                                     IFG incurs. If you
your payment by                                         are already a
bank wire (call IFG                                     shareholder in the
for instructions).                                      INVESCO funds, the
                                                        Fund may seek
                                                        reimbursement from
                                                        your existing
                                                        account(s) for any
                                                        loss incurred.

--------------------------------------------------------------------------------
With EasiVest or            $50 per month for           Like all regular
Direct Payroll              EasiVest; $50 per           investment plans,
Purchase                    pay period for              neither EasiVest
You may enroll on           Direct Payroll              nor Direct Payroll
the fund                    Purchase. You may           Purchase ensures a
application, or             start or stop your          profit or protects
call us for the             regular investment          against loss in a
correct form and            plan at any time,           falling market.
more details.               with two weeks'             Because you'll
Investing the same          notice to IFG.              invest continually,
amount on a monthly                                     regardless of
basis allows you to                                     varying price
buy more shares                                         levels, consider
when prices are low                                     your financial
and fewer shares                                        ability to keep
when prices are                                         buying through low
high. This "dollar-                                     price levels. And
cost averaging" may                                     remember that you
help offset market                                      will lose money if
fluctuations. Over                                      you redeem your
a period of time,                                       shares when the
your average cost                                       market value of all
per share may be                                        your shares is less
less than the                                           than their cost.
actual average
price per share.
--------------------------------------------------------------------------------

By PAL                      $1,000.                     Be sure to write
Your "Personal                                          down the
Account Line" is                                        confirmation number
available for                                           provided by PAL.
subsequent                                              Payment must be
purchases and                                           received within 3
exchanges 24-hours                                      business days, or
a day. Simply call                                      the transaction may
1-800-424-8085.                                         be cancelled. If a
                                                        ^ purchase is
                                                        cancelled due to
                                                        nonpayment, you
                                                        will be responsible
                                                        for any related
                                                        loss the Fund or
                                                        IFG incurs. If you
                                                        are already a
                                                        shareholder in the
                                                        INVESCO funds, the
                                                        Fund may seek
                                                        reimbursement from
                                                        your existing
                                                        account(s) for any
                                                        loss incurred.

--------------------------------------------------------------------------------

By Exchange                 $1,000 to open a            See "Exchange
Between this and            new account; $50            Privilege^," below.
another of the              for written
INVESCO funds. Call         requests to
1-800-525-8085 for          purchase additional
prospectuses of             shares for an
other INVESCO               existing account.
funds. You may also         (The exchange
establish an                minimum is $250 for
Automatic Monthly           purchases requested
Exchange service            by telephone.)
between two INVESCO
funds; call IFG for
further details and
the correct form.

================================================================================


      Your order to purchase Fund shares will not begin earning dividends or other distributions until your payment can be converted into available federal funds under regular banking procedures or, if you are acquiring shares in an exchange from another INVESCO fund, the Fund receives the proceeds of the exchange. Checks normally are converted into federal funds (moneys held on deposit within the Federal Reserve System) within two or three business days after we receive them, although this period may be longer for checks drawn on banks that are not members of the Federal Reserve System.

      Exchange Privilege. You may exchange your shares in this Fund for those in another INVESCO fund, on the basis of their respective net asset values at the time of the exchange. Before making any exchange, be sure to review the prospectuses of the funds involved and consider their differences.

      Please note these policies regarding exchanges of fund shares:

      1)  The fund accounts must be identically registered.

      2)  You  may  make  four   exchanges   out  of  each  fund  during  each
calendar year.

      3) An exchange is the redemption of shares from one fund followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, your account is tax-deferred).

      4) The Fund reserves the right to reject any exchange request, or to modify or terminate exchange privileges, in the best interests of the Fund and its shareholders. Notice of all such modifications or termination will be given at least 60 days prior to the effective date of the change in privilege, except for unusual instances (such as when redemptions of the exchanged shares are suspended under Section 22(e) of the Investment Company Act of 1940, or when sales of the fund into which you are exchanging are temporarily stopped).

      Distribution Expenses. The Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") to use its assets to finance certain activities relating to the distribution of shares. These expenditures may include compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include IFG-affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's transfer agent computer-processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions.

      In addition, other reimbursable expenditures include advertising, preparation and distribution of sales literature, printing and distribution of prospectuses to prospective investors, public relations efforts, marketing programs and such other services and promotional activities agreed upon from time to time by the Fund and its board of directors. These services and activities may be conducted by the staff of IFG or its affiliates or by third parties.

      IFG is not entitled to reimbursement for overhead expenses under the Plan, but may be reimbursed for all or a portion of the compensation paid for salaries and other employee benefits for IFG personnel whose primary responsibilities involve marketing shares of the INVESCO funds, including the Fund. Also, any payments made by the Fund may not be used to finance the distribution of shares of any other mutual fund advised by IFG. Payments made by the Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate.

      Under the Plan, the Fund's reimbursement to IFG is limited to an amount computed at a maximum annual rate of 0.25% of the Fund's average net assets.
Payments by the Fund under the Plan, for any month, may only be made to reimburse expenditures incurred during the rolling 12-month period in which that month falls. Therefore, any reimbursable expenses incurred by IFG in excess of the limitation described above are not reimbursable and will be borne by IFG. In addition, IFG may from time to time make additional payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund. No further payments will be made by the Fund under the Plan in the event of its termination.

FUND SERVICES

      Shareholder Accounts. IFG will maintain a share account that reflects your current holdings. Share certificates will be issued only upon specific request. You will have greater flexibility to conduct transactions if you do not request certificates.

      Transaction Confirmations. You will receive detailed confirmations of individual purchases, exchanges, and redemptions. If you choose certain recurring transaction plans (for instance,
EasiVest), your transactions will be confirmed on your quarterly Investment Summary.

      Investment Summaries. Each calendar quarter, shareholders receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of their INVESCO funds.

      Reinvestment of Distributions. Dividends and capital gain distributions are automatically invested in additional fund shares at the NAV on the ex-dividend date, unless you choose to have dividends and/or capital gain distributions automatically reinvested in another INVESCO fund or paid by check (minimum of $10.00).

      Telephone Transactions. All shareholders may exchange and redeem Fund shares by telephone, unless they expressly decline these privileges. By signing the new account Application, a Telephone Transaction Authorization Form, or otherwise using these privileges, the investor has agreed that, if the Fund has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, it will not be liable for following telephoned instructions that it believes to be genuine. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions.


      Retirement Plans and IRAs. Fund shares may be purchased for Individual Retirement Accounts ^("IRAs") and many types of tax-deferred retirement plans. IFG can supply you with information and forms to establish or transfer your existing plan or account.


HOW TO SELL SHARES


      The ^ chart on page 107 shows several convenient ways to redeem your Fund shares. Shares of the Fund may be redeemed at any time at their current NAV next determined after a request in proper form is received at the Fund's office. The NAV at the time of the redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance.


      Please ^ specify from which fund you wish to redeem shares. Shareholders have a separate account for each fund in which they invest.

                              HOW TO SELL SHARES

================================================================================
Method                      Minimum Redemption          Please Remember
================================================================================
By Telephone                $250 (or, if less,          These telephone
Call us toll-free           full liquidation of         redemption
at 1-800-525-8085.          the account) for a          privileges may be
                            redemption check;           modified or
                            $1,000 for a wire           terminated in the
                            to bank of record.          future at the
                            The maximum amount          discretion of IFG.
                            which may be
                            redeemed by
                            telephone is
                            generally $25,000.
--------------------------------------------------------------------------------
In Writing                  Any amount. The             If the shares to be
Mail your request           redemption request          redeemed are
to INVESCO Funds            must be signed by           represented by
Group, Inc., P.O.           all registered              stock certificates,
Box 173706                  shareholders(s).            the certificates
Denver, CO 80217-           Payment will be             must be sent to
3706. You may also          mailed to your              IFG.
send your request           address of record,
by overnight                or to a pre-
courier to 7800 E.          designated bank.
Union Ave., Denver,
CO 80237.
--------------------------------------------------------------------------------

By Exchange                 $1,000 to open a            See "Exchange
Between this and            new account; $50            Privilege," ^ page
another of the              for written                 __.
INVESCO funds. Call         requests to
1-800-525-8085 for          purchase additional
prospectuses of             shares for an
other INVESCO               existing account.
funds. You may also         (The exchange
establish an                minimum is $250 for
automatic monthly           exchanges requested
exchange service            by telephone.)
between two INVESCO
funds; call IFG for
further details and
the correct form.

--------------------------------------------------------------------------------
Periodic Withdrawal         $100 per payment,           You must have at
Plan                        on a monthly or             least $10,000 total
You may call us to          quarterly basis.            invested with the
request the                 The redemption              INVESCO funds, with
appropriate form            check may be made           at least $5,000 of
and more                    payable to any              that total invested
information at 1-           party you                   in the fund from
800-525-8085.               designate.                  which withdrawals
                                                        will be made.
--------------------------------------------------------------------------------
Payment To Third            Any amount.                 All registered
Party                                                   owners of the
Mail your request                                       account must sign
to INVESCO Funds                                        the request, with a
Group, Inc., P.O.                                       signature guarantee
Box 173706                                              from an eligible
Denver, CO 80217-                                       guarantor financial
3706.                                                   institution, such
                                                        as a commercial
                                                        bank or recognized
                                                        national or
                                                        regional securities
                                                        firm.
================================================================================


      While the Fund will attempt to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by phone.

      Payments of redemption proceeds will be mailed within seven days following receipt of the redemption request in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the New York Stock Exchange or during an emergency as defined by the Securities and Exchange Commission. If your shares were purchased by a check which has not yet cleared, payment will be made promptly upon clearance of the purchase check (which may take up to 15 days).

      If you participate in EasiVest, the Fund's automatic monthly investment program, and redeem all of the shares in your account, we will terminate any further EasiVest purchases unless you instruct us otherwise.

      Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Fund reserves the right to involuntarily redeem all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any, in order to continue to qualify for tax treatment as a regulated investment company. Thus, the Fund does not expect to pay any federal income or excise taxes.

      Unless shareholders are exempt from income taxes, they must include all dividends and capital gain distributions in taxable income for federal, state, and local income tax purposes. Dividends and other distributions are taxable whether they are received in cash or automatically distributed in shares of the Fund or another fund in the INVESCO group.

      The Fund may be subject to withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction.

      Shareholders may be subject to backup withholding of 31% on dividends, capital gain distributions and redemption proceeds. Unless you are subject to backup withholding for other reasons, you can avoid backup withholding on your Fund account by ensuring that we have a correct, certified tax identification number.


      Dividends and Capital Gain Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on a monthly basis, at the discretion of the ^ Company's board of directors.


      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

      Dividends and capital gain distributions are paid to shareholders who hold shares on the record date of distribution regardless of how long the shares have been held. The Fund's share price will then drop by the amount of the distribution on the day the distribution is made. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, effect, have "bought" the distribution by paying the full purchase price, a portion of which is then returned in the form of a taxable distribution^.

      At the end of each year, information regarding the tax status of dividends and capital gain distributions is provided to shareholders. Net realized capital gains are divided into short-term and long-term gains depending upon how long the Fund held the security which gave rise to the gains. The capital gains distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with ^ income from dividends and interest as ordinary income and are paid to shareholders as taxable dividends.


      Shareholders also may realize capital gains or losses when they sell their Fund shares at more or less than the price originally paid.

      We encourage you to consult a tax adviser with respect to these matters. For further information see "Dividends, Capital Gain Distributions and Taxes" in the Statement of Additional Information.

ADDITIONAL INFORMATION

      Voting Rights. All shares of the Company have equal voting rights based on one vote for each share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of directors, will be by all the funds of the Company voting together. In other cases, such as voting upon an investment advisory contract, voting is on a fund-by-fund basis. To the extent permitted by law, when not all funds are affected by a matter to be voted upon, only shareholders of the fund or funds affected by the matter will be entitled to vote thereon. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Fund will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

                              INVESCO SHORT-TERM BOND FUND

                              A no-load mutual fund seeking current income with liquidity and low volatility.


                              PROSPECTUS
                              ^ December 31, 1996

To receive general information and prospectuses on any of ^ INVESCO's funds or retirement plans, or to obtain current account or price information or responses to other questions, call toll-free:


      1-800-525-8085


To reach PAL, your 24-hour Personal Account Line ^ call:


      1-800-424-8085


You can find us on the World Wide Web:

      http://www.invesco.com


Or write to:


      INVESCO Funds Group, Inc., Distributor
      ^ Post Office Box 173706
      Denver, Colorado  80217-3706


If you're in Denver, please visit one of our convenient Investor Centers:

      Cherry Creek
      155-B Fillmore Street;
      Denver Tech Center
      7800 East Union Avenue
      Lobby Level

STATEMENT OF ADDITIONAL INFORMATION
^ December 31, 1996


                          INVESCO INCOME FUNDS, INC.
                        Four no-load portfolios seeking
                        a high level of  current income

Address:                                  Mailing Address:

7800 E. Union Avenue                      Post Office Box 173706
Denver, Colorado  80237                   Denver, Colorado  80217-3706

                                  Telephone:
                      In continental U.S., 1-800-525-8085
--------------------------------------------------------------------------------

      INVESCO INCOME FUNDS, INC., (the "Company") is a diversified, managed, no-load mutual fund consisting of four separate portfolios of investments:
INVESCO Select Income Fund, INVESCO High Yield Fund, INVESCO U.S. Government Securities Fund, and INVESCO Short- Term Bond Fund (collectively, the "Funds" and individually, a "Fund"). The investment objective of each Fund is to provide investors with as high a level of current income as is consistent with the risk involved in investing in the types of securities in which each Fund invests. Potential capital appreciation is a factor in the selection of investments, but is secondary to each Fund's primary objective. Investors may purchase shares of any or all Funds. Additional Funds may be added in the future.

                          INVESCO SELECT INCOME FUND
      The INVESCO Select Income Fund seeks to achieve its investment objective through the investment of substantially all of its assets in bonds and other debt securities. It is anticipated that at least 50% of such securities will be rated in medium and higher categories by an established rating service.

                            INVESCO HIGH YIELD FUND
      The INVESCO High Yield Fund seeks to achieve its investment objective through the investment of substantially all of its assets in bonds and other debt securities and in preferred stock. Such securities ordinarily include those rated in lower categories by established rating services.

                    INVESCO U.S. GOVERNMENT SECURITIES FUND
      The  INVESCO   U.S.   Government   Securities   Fund  seeks  to  achieve
its investment objective by investing in bonds and other debt obligations issued or guaranteed by the U.S. Government or its agencies, which are supported by the full faith and credit of the United States, and in repurchase agreements and futures contracts with respect thereto.

                         INVESCO SHORT-TERM BOND FUND
      The INVESCO Short-Term Bond Fund (the "Fund") seeks to achieve the highest level of current income as is consistent with minimum fluctuation in principal value and with liquidity. The Fund invests primarily in short-term debt securities (having maturities of 3 years or less) and intermediate-term debt securities (having maturities of 3 to 10 years) and maintains a diversified portfolio with a dollar-weighted average maturity of not more than three years. The Fund pursues its investment objective by investing in a variety of debt securities consistent with the policies of this Fund.


      Separate Prospectuses for each of the Funds dated ^ January 1, 1997, which provide the basic information you should know before investing in a Fund may be obtained without charge from INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706. This Statement of Additional Information is not a Prospectus, but contains information in addition to and more detailed than that set forth in each Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Fund and should be read in conjunction with the Prospectus.


Investment Adviser and Distributor:  INVESCO FUNDS GROUP, INC.

                               TABLE OF CONTENTS                          Page



INVESTMENT POLICIES AND RESTRICTIONS.......................................114

THE FUNDS AND THEIR MANAGEMENT.............................................128

HOW SHARES CAN BE PURCHASED................................................142

HOW SHARES ARE VALUED......................................................146

FUND PERFORMANCE...........................................................147

SERVICES PROVIDED BY THE FUND..............................................151

TAX-DEFERRED RETIREMENT PLANS..............................................152

HOW TO REDEEM SHARES.......................................................152

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES............................153

INVESTMENT PRACTICES.......................................................155

ADDITIONAL INFORMATION.....................................................159

APPENDIX - GNMA CERTIFICATES, AND FUTURES CONTRACTS........................164

INVESTMENT POLICIES AND RESTRICTIONS

      As discussed in their respective Prospectuses in the sections entitled "Investment Objective and Strategy" and "Investment Policies and Risks," the INVESCO Select Income Fund and the INVESCO High Yield Fund may invest in bonds and other debt securities. Such securities include corporate bonds and debentures (including convertible issues), equipment trust certificates and promissory notes, and, where the yields are competitive with those of corporate debt securities, obligations issued or guaranteed by the U.S. government or its agencies, and obligations of any state, municipality or political subdivision thereof. Generally, corporate bonds and equipment trust certificates are secured obligations, whereas debentures and notes are unsecured. In addition, the INVESCO High Yield Fund may invest in preferred stock. Preferred stock generally entitles holders thereof to certain preferences in payment of dividends and assets in priority to holders of common stock. As discussed in its Prospectus, the INVESCO Short-Term Bond Fund may invest in investment-grade debt securities of all types in any proportion.

      Subject to complying with applicable investment policies, in recognition of changing fiscal policies and economic conditions, each of the Funds may vary the proportions of its holdings in intermediate, long-term, and short-term obligations, and they may dispose of any such securities prior to maturity and reinvest on the basis of yield disparities. The value of the debt securities in each of the Funds will vary inversely with changes in prevailing interest rates. Thus, when interest rates decline, the market value of a portfolio security already invested at higher yields can be expected to rise if such security is protected against early call. Conversely, when interest rates increase, the market value of a portfolio security already invested at lower yields can be expected to decline. When it appears to the Funds' investment adviser or sub-adviser that interest rates may change, the composition of the Funds' portfolios may be adjusted should such anticipated changes offer the opportunity to further their investment objectives.

      Foreign Securities. As discussed in the Prospectuses of INVESCO Select Income Fund, INVESCO Short-Term Bond Fund and INVESCO High Yield Fund, these Funds may invest up to 25% of their respective total assets, at the time of purchase, in foreign securities; securities of Canadian issuers are not subject to this limitation. There is generally less publicly available information, reports and ratings about foreign companies and other foreign issuers than that which is available about companies and issuers in the United States. Foreign issuers are also generally subject to fewer uniform accounting and auditing and financial reporting standards, practices, and requirements as compared to those applicable to United States issuers.

      For U.S. investors, the returns on foreign debt securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. That is, when the U.S. dollar generally rises against foreign currencies, returns on foreign securities for a U.S. investor may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase. The Select Income and High Yield Funds attempt to minimize these risks by limiting their investments in foreign debt securities to those which are denominated and pay interest in U.S. dollars.

      The investment adviser or sub-adviser will normally purchase foreign securities in over-the-counter markets or on exchanges located in the countries in which the respective principal offices of the issuers of the various debt securities are located, as such markets or exchanges are generally the best available market for foreign securities. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

      With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Select Income, Short- Term Bond or High Yield Funds, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, the foreign economics of individual countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment position.

      The interest payable on certain foreign debt securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the shareholders of these Funds.

      When-Issued and Delayed Delivery Securities. As discussed in the section of each Fund's Prospectus entitled "Investment Policies and Risks," the Funds may purchase and sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities (normally, debt obligations of issuers eligible for investment by the Funds) are purchased or sold by the Funds with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield. However, the yield on a comparable security available when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. When the Funds engage in when-issued and delayed delivery transactions, they rely on the seller or buyer, as the case may be, to consummate the sale. Failure to do so may result in the Funds missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Funds until they receive delivery or payment from the other party to the transaction.

      To the extent that a Fund remains substantially fully invested at the same time that it has purchased when-issued securities, as it would normally expect to do, there may be greater fluctuations in its net assets than if the Fund sets aside cash to satisfy its purchase commitments.

      When a Fund purchases securities on a when-issued basis, it will maintain in a segregated account with their Custodian cash, U.S. Government securities or other high-grade debt obligations readily convertible into cash having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

      Repurchase Agreements. As discussed in each Fund's Prospectus, the Funds may invest in repurchase agreements with commercial banks, registered brokers-dealers and registered government securities dealers that are deemed creditworthy under standards established by the Fund's board of directors. A repurchase agreement is an agreement under which the Funds acquire a debt instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Funds and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Funds (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held as collateral by the Funds' Custodian Bank until the repurchase agreement is completed. A Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than

10% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

      The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Funds may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Funds not within the control of the Funds and therefore the obtainment by the Funds of such collateral may automatically be stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Funds' management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

      Loans of  Portfolio  Securities.  The Funds also may lend their  portfolio securities to qualified brokers, dealers, banks, or other financial institutions. This practice permits the Funds to earn income which, in turn, can be invested in additional securities to pursue the Funds' investment objectives. Loans of securities by the Funds will be collateralized by cash, letters of credit or securities issued or guaranteed by the U. S. government or its agencies equal to at least 100% of the current market value of the loaned securities, determined on a daily basis. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. The Fund monitors the creditworthiness of borrowers in order to minimize such risks. A Fund will not lend any security if, as a result of such loan, the aggregate value of securities then on loan would exceed 33-1/3% of the Fund's net assets (taken at market value). While voting rights may pass with the loaned securities, if a material event (e.g., proposed merger, sale of assets, or liquidation) is to occur affecting an investment on loan, the loan must be called and the securities voted. Loans of securities made by the Funds will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange and the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules of the Securities and Exchange Commission (the "SEC") thereunder.

      At the present time, a Fund may pay reasonable negotiated finder fees in connection with loaned securities, so long as such fees are set forth in a written contract and are in compliance with guidelines with respect to such fees established by the investment company's directors or trustees.

      Illiquid   and  144A   Securities.   The  High  Yield  Fund  may  invest
in   securities   that   are   illiquid    because   they   are   subject   to
restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, the High Yield Fund will not purchase any such security if the purchase would cause the Fund to invest more than ^ 15% of its net assets, measured at the time of purchase, in illiquid securities. ^ Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the High Yield Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the High Yield Fund might have to bear the expense and incur the delays associated with effecting registration.

      Each Fund also may invest in restricted securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") (hereinafter referred to as "Rule 144A Securities"). These securities may be purchased by the ^ Funds if a liquid institutional trading market exists subject only to the State of Ohio's 15% of net assets limit on such securities. ^ The Company's board of directors has delegated to Fund management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board.


      In recent years, a large institutional market has developed for Rule 144A Securities. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments. Institutional markets for Rule 144A Securities may provide both readily ascertainable values for Rule 144A Securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, however, could adversely affect the marketability of such security and the Fund might be unable to dispose of such security promptly or at reasonable prices.

      Euro/Yankee Bonds. The INVESCO Select Income, High Yield and Short-Term Bond Funds may invest in dollar-denominated bonds issued by foreign branches of domestic banks ("Eurobonds") and dollar-denominated bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds").
Investment in Eurobonds and Yankee bonds entail certain risks similar to investment in foreign securities in general. For information on these risks see "Investment Policies and Risks" in the relevant Prospectuses.

      U.S. Government Obligations. These securities consist of treasury bills, treasury notes, and treasury bonds, which differ only in their interest rates, maturities, and dates of issuance. Treasury bills have a maturity of one year or less. Treasury notes
generally   have  a  maturity  of  one  to  ten  years,   and  treasury  bonds
generally have maturities of more than ten years. As discussed in each Fund's Prospectus, U.S. government obligations also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government.

      Some  obligations  of  United  States  government   agencies,   which  are
established under the authority of an act of Congress, such as Government National Mortgage Association (GNMA) participation certificates, are supported by the full faith and credit of the United States Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the United States government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the Certificate. Upon receipt, principal payments will be used by each Fund to purchase additional securities under its investment objective and investment policies.

      Other United States government obligations, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury to repay its obligations. Still others, such as bonds issued by the Federal National Mortgage Association, a federally chartered private corporation, are supported only by the credit of the instrumentality.

      Obligations of Domestic Banks. These obligations consist of certificates of deposit ("CDs") and bankers' acceptances issued by domestic banks (including their foreign branches) having total assets in excess of $5 billion, which meet the Funds' minimum rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. Domestic bank, and, as such, the credit is deemed to be that of the domestic bank.

      Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). These instruments are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount.

      Commercial Paper. These obligations are short-term promissory notes issued by domestic corporations to meet current working capital requirements. Such paper may be unsecured or backed by a bank letter of credit. Commercial paper issued with a letter of credit is, in effect, "two party paper," with the issuer directly responsible for payment, plus a bank's guarantee that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

      Futures Contracts. As discussed in the Prospectuses of the INVESCO U.S. Government Securities Fund and the INVESCO Short-Term Bond Fund, those Funds may engage in buying and selling interest rate futures contracts; however, the INVESCO U.S. Government Securities Fund may buy and sell only interest rate futures contracts relating to U.S. government securities ("Government Securities Futures"). This limitation on this Fund's engaging in interest rate futures contracts to those relating to U.S. government securities is a fundamental policy which may be changed only by holders of a majority, as defined in the 1940 Act, of that Fund's outstanding shares. The INVESCO Short-Term Bond Fund may engage in buying and selling interest rate futures contracts relating to the debt securities in which it invests for the purpose of hedging the value of its securities portfolio. The U.S. Government Securities Fund and Short-Term Bond Funds have no other fundamental policies as to their use of futures contracts and thus no fundamental policy as to a percentage limit thereon; however, see below for limitations relating to the Commodity Futures Trading Commission (the "CFTC") and a percentage restriction adopted by the board of directors.

      In connection with hedging (a "long futures position"), the INVESCO U.S. Government Securities Fund and Short-Term Bond Fund, respectively, would take a long futures position with the intention of doing so as a temporary substitute for the purchase of long-term U.S. government securities, and any debt securities in which the Short-Term Bond Fund invests, which may then be purchased in an orderly fashion. These Funds expect that they would, in the ordinary course, purchase such long-term securities upon termination of the long futures position a substantial majority of the time, but under unusual market conditions, a long futures position may be terminated without the corresponding purchase of long-term U.S. government securities or other long-term debt securities. These Funds will deposit in a segregated account with their custodian bank U.S. government securities maturing in one year or less, or cash, in an amount equal to the fluctuating market value of long futures contracts they have purchased, less any margin deposited on their long position. They may hold cash or acquire such government securities for the purpose of making these deposits.

      The "sale" of a Government Securities Future by the INVESCO U.S. Government Securities Fund, or "sale" of a debt security future by the INVESCO
Short-Term Bond Fund, means the acquisition by these Funds of an obligation to deliver the related U.S. government securities or other debt securities (i.e., those called for by the contract) at a specified price on a specified date. The "purchase" of a Government Securities Future by the INVESCO U.S. Government
Securities Fund, or "purchase" of a debt security future by the INVESCO Short-Term Bond Fund, means the acquisition by these Funds of an obligation to acquire the related U.S. government securities or other debt securities at a specified price on a specified date.

      Unlike when the INVESCO U.S. Government Securities Fund purchases or sells a U.S. government security, or when the INVESCO Short-Term Bond Fund purchases or sells a debt security, no price is paid or received by these Funds upon the purchase or sale of a Government Securities Future or a debt security future. Initially, these Funds will be required to deposit with the futures commission merchant (the "broker") an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying U.S. government securities or debt securities fluctuates, making the Government Securities Future or debt security future more or less valuable, a process known as mark to the market. Changes in variation margin are recorded by these Funds as unrealized gains or losses. Initial margin payments will be deposited in the Company's custodian bank in an account registered in the broker's name; access to the assets in that account may be made by the broker only under specified conditions. At any time prior to expiration of the Government Securities Future or debt security future, these Funds may elect to close the position by taking an opposite position which will operate to terminate the Funds' position on the Government Securities Future or debt security future. A final determination of variation margin is then made, additional cash is required to be paid by or released to these Funds, and the Funds realize a loss or a gain. Although Government Securities Futures or debt security futures by their terms call for the actual delivery or acquisition of the related U.S. government securities or debt securities, in most cases the contractual obligation is so fulfilled without having to make or take delivery of the related U.S. government securities or debt securities. These Funds do not intend to make or take delivery of these securities. All transactions in the futures markets, including transactions in Government Securities Futures or debt security futures, are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded.

      One risk in employing Government Securities Futures or debt security futures to attempt to protect against the price volatility of the U.S. government securities or debt securities held in the INVESCO U.S. Government Securities Fund or INVESCO Short-Term Bond Fund is the prospect that the prices of Government Securities Futures or debt security futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of these Funds' U.S. government securities or debt securities. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the security being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged. The adviser will attempt to create a closely correlated hedge, but hedging activity may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, may be subject to distortions in the following manners. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close future contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest trends by the adviser may still not result in a successful transaction.

      Another risk is that the adviser would be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place. For example, if the INVESCO U.S. Government Securities Fund sold a Government Securities Future, or the INVESCO Short-Term Bond Fund sold a debt security future in anticipation of an increase in interest rates, and then interest rates went down instead, these Funds would lose money on the sale. Any gains or losses on futures transactions will not be tax-exempt.

      The use of futures to attempt to protect against the market risk of a decline in the value of portfolio securities is referred to as having a "short futures position." The use of futures to attempt to protect against the market risk that portfolio securities are not fully included in an increase in value is referred to as having a "long futures position." The INVESCO U.S. Government Securities Fund and the INVESCO Short-Term Bond Fund must operate within certain restrictions as to their long and short positions in futures under a rule (the "CFTC Rule") adopted by the CFTC under the Commodity Exchange Act (the "CEA") to be eligible for the exclusion provided by the CFTC Rule from registration by these Funds with the CFTC as a "commodity pool operator" (as defined under the CEA), and they must represent to the CFTC that they will operate within such restrictions. Under these restrictions, these Funds will not, as to any positions, whether long, short or a combination thereof, enter into futures for which the aggregate initial margins exceed 5% of this fair market value of the Funds' assets. Under the applicable restrictions, these Funds also must, as to their short positions, use futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions under the CEA; see the second paragraph under "Futures Contracts" as to the meaning of "hedging" in the case of these Funds. As to their long positions which are used as part of these Funds' strategies and are incidental to the Funds' activities in the underlying cash market, the "underlying commodity value" (see below) of these Funds' futures must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other U.S. dollar-denominated high quality short-term money market instruments so set aside, plus any funds deposited as margin; (ii) cash proceeds from existing investments due in 30 days, and (iii) accrued profits held at the futures commission merchant. (There are described above the various segregated accounts which these Funds must maintain with their custodian bank as to their futures activities due to requirements other than those of the CFTC Rule; these Funds will, as to their long positions, be required to abide by the more restrictive of these other requirements or the above requirements of the CFTC Rule.) The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future.

      Although these Funds have no fundamental policy restricting the use of futures, the Company's board of directors has adopted a restriction that the aggregate market value of the Futures Contracts the INVESCO U.S. Government Securities Fund or the INVESCO Short-Term Bond Fund holds not exceed 20% of the market value of the respective Fund's total assets. This restriction would not be changed by the Company's board of directors without considering the policies and concerns of federal and state regulatory agencies.

Investment Restrictions

      As described in each Fund's Prospectus, the Funds operate under certain investment restrictions that are fundamental and may not be changed with respect to a particular Fund without the prior approval of the holders of a majority, as defined in the 1940 Act, of the outstanding voting securities of that Fund. For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

Under these fundamental investment restrictions, each Fund may not:

      (1)  sell short or buy on margin;

      (2) mortgage, pledge or hypothecate portfolio securities or borrow money, except from banks for temporary or emergency purposes (but not for investment) and then in an amount not exceeding 10% of the value of its total net assets. A Fund will not purchase additional securities while any borrowings on behalf of such Fund exist; provided, however, that this restriction shall not be deemed to affect the INVESCO U.S. Government Securities Fund's entering into futures contracts in accordance with that Fund's investment policies, or the INVESCO Short-Term Bond Fund's entering into futures contracts or options transactions in accordance with that Fund's investment policies.

      (3) invest in the securities of any other investment company except for a purchase or acquisition in accordance with a plan of reorganization, merger or consolidation;

      (4) purchase securities if the purchase would cause the Fund to have at the time more than 5% of the value of its total assets invested in securities of any one issuer or to own
           more  than  10%  of  the  outstanding   voting  securities  of  any
           one  issuer  (except   obligations  issued  or  guaranteed  by  the
           U.S. government, its agencies or instrumentalities*). For this purpose, all indebtedness of an issuer shall be deemed a single class of security;

      (5)  make  loans  to  any  person,   except   through  the  purchase  of
           debt  securities  in  accordance   with  the  investment   policies
           of the Funds, or the lending of portfolio securities to broker-dealers or other institutional investors, or the entering into repurchase agreements with member banks of the Federal Reserve System, registered broker-dealers and registered government securities dealers. The aggregate value of all portfolio securities loaned may not exceed
           33-1/3% of a Fund's total net assets (taken at current value). No more than 10% of a Fund's total net assets may be invested in repurchase agreements maturing in more than seven days;

      (6) other than the INVESCO U.S. Government Securities Fund entering into futures contracts or the INVESCO Short-Term Bond Fund entering into futures contracts or options transactions in accordance with those Funds' investment policies, buy or sell commodities, commodity contracts or real estate (however, securities of companies investing in real estate may be purchased);

      (7)  invest   in   any   company   for   the   purpose   of   exercising
           control or management;


      (8)  other  than  the   INVESCO   High  Yield   Fund,   buy  other  than
           readily marketable securities; ^


      (9)  engage in the underwriting of any securities;

      (10) purchase securities of any company in which any officer or director of the Fund or of its investment adviser beneficially owns more than 1/2 of 1% of the outstanding securities or in which all of the officers or directors of the Fund and its investment adviser, as a group, own more than 5% of such securities;

      (11) purchase equity securities; provided, however, that the INVESCO High Yield Fund may purchase convertible and non-convertible preferred stock. This shall not be deemed to prohibit the acquisition of equity securities resulting from the ownership of debt securities, as, for example, the conversion of convertible bonds or an exchange in connection with a corporate reorganization;


     ^(12)  other  than  the  INVESCO   High  Yield  Fund,   purchase  the
            securities of any issuer having a record, together with predecessors, of less than three years continuous operation;


      (13)  buy   or   sell   oil,   gas  or   other   mineral   interest   or
            exploration programs;

      (14) participate on a joint or joint and several basis in any securities trading account, or purchase warrants, or, except for the INVESCO Short-Term Bond Fund, write, purchase or sell puts, calls, straddles or any other option contract or combination thereof;

      (15)  enter into  repurchase  agreements  maturing in more than seven days
            if,  as  a  result,  such  repurchase   agreements,   together  with
            securities for which there are no readily securities for which there are no readily available market quotations, would constitute more than 10% of that Fund's total net assets;

      (16) include, as an investment of each Fund, more than 25% of that Fund's total net assets in any one industry, excluding government securities. Telephone utilities, water, gas, and electric utilities shall be considered separate industries.

      *If an entity, other than the U.S. government, its agencies or instrumentalities, guarantees a security, such guarantee is considered a separate security which must be valued and included in the five percent limitation, subject to those exceptions allowed by Rule 5b-2 under the 1940 Act.

      In addition to the above restrictions, a fundamental policy of the Funds is not to invest more than 25% of their total net assets (taken at market value at the time of each investment) in the securities of issuers in any one industry. In applying this restriction, the Funds use an industry classification system based on, where applicable, the O'Neil Database published by William O'Neal & Co., Inc.


      In applying restriction (8) above, the Funds also include illiquid securities (those which cannot be sold in the ordinary course of business within seven days at approximately the valuation given to them by the Fund) among the securities subject to the limitations of that paragraph. The Company's board of directors has delegated to the Funds' investment adviser the authority to determine that a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and that such securities are not subject to the Funds' limitations on investing in illiquid securities or securities that are not readily marketable. Under guidelines established by the board of directors, the adviser will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security, (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).^


      In applying restriction (11) above, the Funds consider acquisitions of equity securities as components of units which consist primarily of debt securities as permissible acquisitions resulting from the ownership of debt securities.

     In ^ applying restriction (14) above, the Funds consider warrants acquired as components of units consisting primarily of debt securities to be permissible investments as contemplated by restriction (11) above.


      The INVESCO Short-Term Bond Fund does not currently intend to buy or sell put or call options or option contracts, and will not do so until the Company's board of directors adopts an investment policy governing such purchases or sales.

      The Company has given undertakings to the State of Texas that the Funds will not invest in any oil, gas, or mineral leases; or in real estate limited partnership interests.

      The INVESCO Short-Term Bond Fund has given an undertaking to the State of Arkansas that the Fund will not purchase any real estate or interests therein, other than readily marketable securities.

      In addition to the foregoing, the Funds may not issue preference shares or create any funded debt. "Fund shares," the only means of participating in the ownership of a Fund, are all nonassessable, and have equal rights, within each class, as to dividends, voting power and asset value. No shareholder of a Fund, as such, has any preemptive right to purchase or subscribe for any Fund shares which may be issued; however, the board of directors, in its discretion, may extend purchase or subscription rights pro rata to all shareholders.


      Additional investment restrictions adopted by the Company on behalf of the Funds and which may be changed by the directors, at their discretion, without shareholder approval, include the following:

      (1) The High Yield Fund will not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale that offered liquidity or the absence of a readily available market. The board of directors, or the Fund's investment adviser acting pursuant to authority delegated by the board of directors, may determine that a readily available market exists for securities that are not registered under the
            Securities Act of 1933 but are nevertheless eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, and therefore that
            such    securities    are   not    subject   to   the    foregoing
            limitation.

            With     respect     to     the     non-fundamental     investment
            restriction    (1)   above,    the   board   of   directors    has
            delegated to the Fund's investment adviser the authority to determine whether a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and whether such securities are subject to the non-fundamental restriction (1) above. Under guidelines established by the board of directors, the adviser will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

      (2) The High Yield Fund will not purchase securities of any issuer (other than the U.S. government, its agencies and instrumentalities or instruments guaranteed by the U.S. government or any such agency or instrumentality with a record of more than three years' continuous operation (including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value at the time of such purchases.



THE FUNDS AND THEIR MANAGEMENT

      The   Company.   The  Company  was   incorporated   on  April  2,  1993,
under the laws of Maryland.

      The Investment Adviser. INVESCO Funds Group, Inc., a Delaware corporation ("INVESCO"), is employed as the Company's investment adviser. INVESCO was established in 1932 and also serves as an investment adviser to INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., INVESCO Value Trust, and INVESCO Variable Investment Funds, Inc.

      The Sub-Adviser. INVESCO Trust Company ("INVESCO Trust") serves as the sub-adviser to the Funds, pursuant to an agreement between INVESCO and INVESCO Trust. INVESCO Trust, a trust company founded in 1969, is a wholly-owned subsidiary of INVESCO.

      INVESCO is an indirect, wholly-owned subsidiary of INVESCO PLC, a publicly-traded holding company organized in 1935. Through subsidiaries located in London, Denver, Atlanta, Boston, Louisville, Dallas, Tokyo, Hong Kong, and the Channel Islands, INVESCO PLC provides investment services around the world. INVESCO was acquired by INVESCO PLC in 1982 and, as of August 31, ^ 1996, managed 14 mutual funds, consisting of ^ 39 separate portfolios, on behalf of over ^ 827,000 shareholders. INVESCO PLC's other North American subsidiaries include the following:


      --INVESCO Capital Management, Inc. of Atlanta, Georgia manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. INVESCO Capital Management, Inc. is the sole shareholder of INVESCO Services, Inc., a registered broker-dealer whose primary business is the distribution of shares of two registered investment companies.

      --INVESCO   Management   &  Research,   Inc.   (formerly,   Gardner  and
Preston   Moss,   Inc.)   of   Boston,   Massachusetts,    primarily   manages
pension and endowment accounts.

      --PRIMCO   Capital   Management,    Inc.   of   Louisville,    Kentucky,
specializes   in  managing   stable   return   investments,   principally   on
behalf of Section 401(k) retirement plans.

      --INVESCO Realty Advisors, Inc. of Dallas, Texas is responsible for providing advisory services in the U.S. real estate markets for INVESCO PLC's clients worldwide. Clients include corporate plans, public pension funds as well as endowment and foundation accounts.

      The corporate headquarters of INVESCO PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

      As indicated in the Prospectuses, INVESCO permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a compliance policy governing personal investing by directors, officers and employees of INVESCO and its North American affiliates. The policy requires officers, inside directors, investment and other personnel of INVESCO and its North American affiliates to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client accounts, including the Funds.

      In addition to the pre-clearance requirement described above, the policy subjects officers, inside directors, investment and other personnel of INVESCO and its North American affiliates to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The provisions of the policy are administered by and subject to exceptions authorized by INVESCO.


      Investment Advisory Agreement. INVESCO serves as investment adviser pursuant to an investment advisory agreement (the "Agreement") with the Company which was approved on April 21, 1993, by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company or INVESCO at a meeting called for such purpose. Pursuant to authorizations granted by the public shareholders of the Select Income Portfolio and U.S. Government Securities Portfolio of FBS on May 24, 1993, and by the public shareholders of the High Yield Portfolio of FBS on June 21, 1993, such Portfolios, as the initial shareholders of the Company approved the Agreement for an initial term expiring April 30, 1995. The Agreement was approved by INVESCO on September 29, 1993, as the then sole shareholder of the INVESCO Short-Term Bond Fund. The Agreement has been continued by action of the board of directors through April 30, ^ 1997. Thereafter, the Agreement may be continued from year to year as to each Fund as long as each such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. Any such continuance also must be approved by a majority of the Company's directors who are not parties to the Agreement or interested persons (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.
^


      The Agreement provides that INVESCO shall manage the investment portfolios of the Funds in conformity with the Funds' investment policies (either directly or by delegation to a sub-adviser, which may be a party affiliated with INVESCO). Further, INVESCO shall perform all administrative, internal accounting (including computation of net asset value), clerical, statistical, secretarial and all other services necessary or incidental to the administration of the affairs of the Funds excluding, however, those services that are the subject of separate agreement between the Company and INVESCO or any affiliate thereof, including the distribution and sale of Fund shares and provision of transfer agency, dividend disbursing agency, and registrar services, and services furnished under an Administrative Services Agreement with INVESCO discussed below. Services provided under the Agreement include, but are not limited to: supplying the Company with officers, clerical staff and other employees, if any, who are necessary in connection with the Funds' operations; furnishing office
space,  facilities,   equipment,  and  supplies;  providing  personnel  and
facilities required to respond to inquiries related to shareholder accounts; conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds), except insofar as the assistance of independent accountants or attorneys is necessary or desirable; supplying basic telephone service and other utilities; and preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act. Expenses not assumed by INVESCO are borne by the Funds.

      As full compensation for its advisory services to the Company, INVESCO receives a monthly fee. The fee with respect to the INVESCO Select Income Fund and INVESCO U.S. Government Securities Fund is calculated daily at an annual rate of: 0.55% of average net assets of each such Fund up to $300 million; reduced to 0.45% of average net assets of each such Fund exceeding $300 million but not exceeding $500 million; and further reduced to 0.35% of average net assets of each such Fund in excess of $500 million. The fees for the INVESCO High Yield Fund and the INVESCO Short-Term Bond Fund also are calculated daily but are reduced by 0.05% at each level in the above fee schedule.

      Certain states in which the shares of the Funds are qualified for sale currently impose limitations on the expenses of each of the Funds. At the date of this Statement of Additional Information, the most restrictive state-imposed annual expense limitation requires that INVESCO absorb the amount necessary to prevent any Fund's aggregate ordinary operating expenses (excluding interest, taxes, Rule 12b-1 fees, brokerage fees and commissions, and extraordinary charges such as litigation costs) from exceeding in any fiscal year 2.5% of that Fund's first $30 million of average net assets, 2.0% of the next $70 million of average net assets and 1.5% of the remaining average net assets. No payment of the investment advisory fee will be made to INVESCO which would result in a Fund's expenses exceeding on a cumulative annualized basis this state limitation. During the past year, INVESCO did not absorb any amounts under this provision for any Fund.

      Sub-Advisory Agreement. INVESCO Trust serves as sub-adviser to the Funds pursuant to a sub-advisory agreement (the "Sub-Agreement") with INVESCO which was approved on April 21, 1993, by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company, INVESCO, or INVESCO Trust at a meeting called for such purpose. Pursuant to authorizations granted by the public shareholders of the Select Income Portfolio and U.S. Government Securities Portfolio of FBS on May 24, 1993, and by the public shareholders of the High

Yield Portfolio of FBS on June 21, 1993, such Portfolios, as the initial shareholders of the Company, approved the Sub-Agreement on June 24, 1993, for an initial term expiring April 30, ^ 1996. The Sub-Agreement was approved by INVESCO on September 29, 1993, as the then sole shareholder of the INVESCO Short-Term Bond Fund. The Sub-Agreement has been continued by action of the board of directors until April 30, ^ 1997. Thereafter, the Sub-Agreement may be continued from year to year as to each Fund as long as each such continuance is specifically approved by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. Each such continuance also must be approved by a majority of the directors who are not parties to the Sub-Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Sub-Agreement may be terminated at any time without penalty by either party or the Company upon sixty
(60) days' written notice, and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.^


      The Sub-Agreement provides that INVESCO Trust, subject to the supervision of INVESCO, shall manage the investment portfolios of the Funds in conformity with each Fund's investment policies. These management services would include:
(a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Funds, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws, and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act, as amended, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for each of the Funds, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of the Sub-Adviser; (e) determining what portion of each of the Funds should be invested in the various types of securities authorized for purchase by each Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of each Fund shall be exercised.

      The Sub-Agreement provides that with respect to the INVESCO Select Income Fund, INVESCO High Yield Fund, and INVESCO U.S. Government Securities Fund, as compensation for its services, INVESCO Trust shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of each such Fund's net assets at the following annual rates: 0.25% on each such Fund's average net assets up to $200 million, and 0.20% on each such Fund's average net assets in excess of $200 million. The Sub- Agreement provides that with respect to the INVESCO Short-Term Bond Fund, as compensation for its services, INVESCO Trust shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of such Fund's net assets at the following annual rates:
0.25% of the first $300 million of such Fund's average net assets, 0.20% of the next $200 million of such Fund's average net assets and 0.15% of such Fund's average net assets in excess of $500 million. The Sub-Advisory fee is paid by INVESCO, NOT the Funds.


      Administrative Services Agreement. INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated April 30, 1993 (the "Administrative Agreement"). The Administrative Agreement was approved on April 21, 1993, by a vote cast in person by all of the directors of the Company, including all of the directors who are not "interested persons" of the Company or INVESCO at a meeting called for such purpose. The Administrative Agreement was for an initial term of one year expiring April 30, 1994, and has been continued by action of the board of directors through April 30, ^ 1997. The Administrative Agreement may be continued from year to year as long as each such continuance is specifically approved by the board of directors of the Company, including a majority of the directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Administrative Agreement may be terminated at any time without penalty by INVESCO on sixty (60) days' written notice, or by the Company upon thirty (30) days' written notice, and terminates automatically in the event of an assignment unless the Company's board of directors approves such assignment.


      The Administrative Agreement provides that INVESCO shall provide the following services to the Funds: (A) such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and (B) such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

      As full compensation for services provided under the Administrative Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% per year of the average net assets of the Fund.


      Transfer Agency Agreement. INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement which was approved by the board of directors of the Company, including a majority of the Company's directors who are not parties to the Transfer Agency Agreement or "interested persons" of any such party, on April 21, 1993, for an initial term expiring April 30, 1994. The Transfer Agency Agreement has been continued by action of the board of directors until April 30, ^ 1997, and thereafter may be continued from year to year as to each Fund as long as such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority of the outstanding shares of the Fund. Any such continuance also must be approved by a majority of the Company's directors who are not parties to the Transfer Agency Agreement or interested persons (as defined by the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of assignment.

      The Transfer Agency Agreement provides that the Funds will pay to INVESCO a fee of ^ $26.00 per shareholder account or omnibus account participant per year. This fee is paid monthly at 1/12 of the annual fee and is based upon the number of shareholder accounts or omnibus account participants in existence at any time during each month.


      Set forth below is a table showing the advisory fees, administrative services fees, and transfer agency fees paid by each of the Funds for the periods shown.



                                               Year Ended                      Year Ended                   ^ Year Ended
                                     August 31, ^ 1996(1)            August 31, ^ 1995(1)           August 31, ^ 1994(1)
                                     --------------------             -------------------           --------------------
                                                 Adminis-                        Adminis-                       Adminis-
                                       Transfer   trative             Transfer    trative             Transfer   trative
                            Advisory     Agency  Services   Advisory    Agency   Services  Advisory     Agency  Services
                                Fees       Fees      Fees       Fees      Fees       Fees      Fees       Fees      Fees
                            --------   --------  --------   --------  --------   --------  --------   --------  --------

Select Income           ^ $1,410,937   $614,471   $48,480   $946,146  $518,379    $35,804  $800,176   $287,082   $31,823
^ High Yield               1,671,610    532,180    61,443  1,290,879   555,664     48,750 1,366,598    310,712  51,127 ^
U.S. Government
  Securities                 233,025    177,086    16,355    219,925   177,310     15,998   181,704     92,445  14,956 ^
Short-Term Bond               44,394     51,685    11,332     43,277    47,595     11,298    31,920     16,627    10,124

(1)^ These amounts do not reflect the voluntary expense limitations described in the Funds' prospectuses.







      Officers  and  Directors  of  the  Company.   The  overall  direction  and
supervision  of the  Company is the  responsibility  of the board of  directors, which has the primary  duty of seeing that the general  investment  policies and programs of each of the Funds are  carried  out and that the Funds are  properly administered.  The  officers  of the  Company,  all of  whom  are  officers  and employees  of,  and  paid  by,  INVESCO,  are  responsible  for  the  day-to-day administration of the Company and each of the Funds. The investment  adviser for each Fund has the primary  responsibility  for making  investment  decisions  on behalf of that Fund. These  investment  decisions are reviewed by the investment committee of INVESCO.


      All of the officers and directors of the Company hold comparable positions with INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO
Emerging  Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Industrial
Income Fund,  Inc.,  INVESCO  International  Funds,  Inc.,  INVESCO Money Market
Funds,  Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc.,
INVESCO Strategic  Portfolios,  Inc.,  INVESCO Tax-Free Income Funds,  Inc., and
INVESCO Variable Investment Funds, Inc. All of the directors of the Company also serve as trustees of INVESCO Value Trust. In addition, all of the directors of the Company also are^ directors of INVESCO Advisor Funds, Inc. (formerly known as "The EBI Funds, Inc."); and, with the exception of Mr. Hesser, trustees of INVESCO Treasurer's Series Trust. All of the officers of the Company also hold comparable positions with INVESCO Value Trust. Set forth below is information with respect to each of the Company's officers and directors. Unless otherwise indicated, the address of the directors and officers is Post Office Box 173706, Denver, Colorado 80217-3706. Their affiliations represent their principal occupations during the past five years.


      CHARLES   W.   BRADY,*+   Chairman   of  the  Board.   Chief   Executive
Officer   and   Director   of   INVESCO   PLC,   London,   England,   and   of
various   subsidiaries   thereof;   Chairman   of  the   Board   of  The   EBI
Funds,  Inc.,   INVESCO   Treasurer's  Series  Trust,  and  The  Global  Heath
Sciences   Fund.    Address:    1315   Peachtree    Street,    NE,    Atlanta,
Georgia.  Born: May 11, 1935.


      FRED  A.   DEERING,+#   Vice  Chairman  of  the  Board.   Vice  Chairman
of  ^  INVESCO   Advisor   Funds,   Inc.   and  INVESCO   Treasurer's   Series
Trust.    Trustee   of   The   Global   Health   Sciences   Fund.    Formerly,
Chairman  of  the   Executive   Committee   and   Chairman  of  the  Board  of
Security   Life   of   Denver    Insurance    Company,    Denver,    Colorado;
Director   of  ^  ING   America   Life   Insurance   Company,   Urbaine   Life
Insurance   Company   and   Midwestern   United   Life   Insurance    Company.
Address:   Security   Life   Center,   1290   Broadway,    Denver,   Colorado.
Born: January 12, 1928.


      DAN   J.   HESSER,+*   President   and   Director.   Chairman   of   the
Board,    President   and   Chief   Executive   Officer   of   INVESCO   Funds






Group,   Inc.  ^;   Director  of  INVESCO  Trust   Company.   Trustee  of  The
Global Health Sciences Fund.  Born: December 27, 1939.

      VICTOR    L.    ANDREWS,**     Director.     ^    Professor    Emeritus,
Chairman    Emeritus   and   Chairman   of   the   CFO   Roundtable   of   the
Department    of    Finance   at   Georgia    State    University,    Atlanta,
Georgia^;   President,   Andrews  Financial   Associates,   Inc.   (consulting
firm);   formerly,   member  of  the   faculties   of  the  Harvard   Business
School  and  the  Sloan  School  of   Management   of  MIT.  Dr.   Andrews  is
also  a  Director  of  The  Southeastern   Thrift  and  Bank  Fund,  Inc.  and
The   Sheffield    Funds,    Inc.    Address:    ^   4625   Jettridge   Drive,
Atlanta, Georgia.  Born: June 23, 1930.


      BOB   R.   BAKER,+**    Director.    President   and   Chief   Executive
Officer   of   AMC   Cancer   Research   Center,   Denver,   Colorado,   since
January  1989;   until   mid-December   1988,   Vice  Chairman  of  the  Board
of  First   Columbia   Financial   Corporation   (a  financial   institution),
Englewood,   Colorado.   Formerly,   Chairman   of   the   Board   and   Chief
Executive    Officer    of    First    Columbia     Financial     Corporation.
Address:    1775   Sherman   Street,    #1000,   Denver,    Colorado.    Born:
August 7, 1936.


^


      LAWRENCE   H.   BUDNER,#   Director.   Trust   Consultant;    prior   to
June  30,  1987,   Senior  Vice   President   and  Senior  Trust   Officer  of
InterFirst    Bank,    Dallas,    Texas.    Address:    7608    Glen    Albens
Circle, Dallas, Texas.  Born: July 25, 1930.


      DANIEL     D.     CHABRIS,+#     Director.     Financial     Consultant;
Assistant   Treasurer  of  Colt   Industries   Inc.,   New  York,   New  York,
from  1966  to  1988.   Address:   15  Sterling   Road,   Armonk,   New  York.
Born: August 1, 1923.


      A.  D.   FRAZIER,   JR.,*^,**   Director.   Executive   vice   president
of  INVESCO   PLC  (since   November   1996).   Formerly,   senior   executive
vice  president  and  Chief  Operating   Officer  of  the  Atlanta   Committee
for  the  Olympic  Games.   From  1982  to  1991,  Mr.  Frazier  was  employed
in   various   capacities   by   First   Chicago   American   Banking   Group.
Trustee  of  The  Global   Health   Sciences   Fund.   Director   of  Magellan
Health   Services,   Inc.  and  of  Charter   Medical   Corp.   Address:   250
Williams   Street,   Suite  6000,   Atlanta,   Georgia   30301.   Born:   June
29, 1944.



      HUBERT  L.  HARRIS,   JR.,*   Director.   Chairman   (since  May  1996),
President   (January   1990  to  April   1996)  of  INVESCO   Services,   Inc.
Director   of   INVESCO   PLC  and  Chief   Financial   Officer   of   INVESCO
Individual   Services   Group.   Member   of  the   Executive   Committee   of
the  Alumni   Board  of  Trustees   of  Georgia   Institute   of   Technology.
Address:   1315  Peachtree   Street,   NE,   Atlanta,   Georgia.   Born:  July
15, 1943.







      KENNETH  T.   KING,**   Director.   Formerly,   Chairman  of  the  Board
of   The   Capitol   Life    Insurance    Company,    Providence    Washington
Insurance  Company,   and  Director  of  numerous   subsidiaries   thereof  in
the  U.S.   Formerly,   Chairman  of  the  Board  of  The  Providence  Capitol
Companies   in   the   United   Kingdom   and   Guernsey.   Chairman   of  the
Board  of  the  Symbion   Corporation  (a  high   technology   company)  until
1987.   Address:   4080   North   Circulo   Manzanillo,    Tucson,    Arizona.
Born: November 16, 1925.


      JOHN    W.    MCINTYRE,#    Director.     Retired.     Formerly,    Vice
Chairman  of  the  Board  of   Directors   of  the   Citizens   and   Southern
Corporation   and   Chairman  of  the  Board  and  Chief   Executive   Officer
of  ^  The  Citizens  and  Southern  Georgia   Corporation  and  Citizens  and
Southern    National   Bank.    Director   of   Golden   Poultry   Co.,   Inc.
Trustee  of  The  Global   Health   Sciences   Fund  and  Gables   Residential
Trust.   Address:   ^  7  Piedmont  Center,   Suite  100,   Atlanta,   Georgia
^.  Born:  September 14, 1930.

^
      GLEN   A.   PAYNE,   Secretary.    Senior   Vice   President,    General
Counsel   and   Secretary   of  INVESCO   Funds   Group,   Inc.   and  INVESCO
Trust   Company  ^  since  April  1995  and   formerly   (May  1989  to  April
1995)   Vice   President,   Secretary   and   General   Counsel   of   INVESCO
Funds  Group,   Inc.  and  INVESCO  Trust  Company.   Formerly,   employee  of
a  U.S.   regulatory  agency,   Washington,   D.C.,  (June  1973  through  May
1989).  Born: September 25, 1947.



      RONALD   L.   GROOMS,    Treasurer.    Senior   Vice    President    and
Treasurer  of  INVESCO   Funds  Group,   Inc.   and  INVESCO   Trust   Company
since January 1988.  Born: October 1, 1946.



      WILLIAM J. GALVIN,  JR.,  Assistant  Secretary.  Senior Vice  President of
INVESCO  Funds Group,  Inc. and Trust  Officer of INVESCO  Trust Company ^ since
July 1995 and  formerly  (August 1992 to July 1995),  Vice  President of INVESCO
Funds Group,  Inc. and trust officer of INVESCO Trust  Company.  Formerly,  Vice
President of 440  Financial  Group from June 1990 to August 1992 ^ and Assistant
Vice President of Putnam Companies from November 1986 to June 1990. Born: August
21, 1956.


      ALAN   I.   WATSON,    Assistant    Secretary.    Vice    President   of
INVESCO   Funds   Group,   Inc.   and   Trust   Officer   of   INVESCO   Trust
Company.  Born: September 14, 1941.

      JUDY  P.  WIESE,   Assistant   Treasurer.   Vice  President  of  INVESCO
Funds   Group,   Inc.   and  Trust   Officer   of   INVESCO   Trust   Company.
Born: February 3, 1948.

      #Member of the audit committee of the Company.






      +Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

      *These   directors   are   "interested   persons"   of  the  Company  as
defined in the 1940 Act.

      **Member of the management liaison committee of the Company.


      As of October ^29, 1996, officers and directors of the Company, as a group, beneficially owned less than ^1% of the Company's outstanding shares and less than ^1% of each Fund's outstanding shares.


Director Compensation


      The  following  table sets forth,  for the fiscal year ended  August 31, ^
1996: the compensation paid by the Company to its eight eligible independent directors for services rendered in their capacities as directors of the Company;
the benefits  accrued as Company  expenses  with respect to the Defined  Benefit
Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company. In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by INVESCO Funds Group, Inc. (including the Company), ^ INVESCO Advisor Funds, Inc., INVESCO Treasurer's Series Trust and
The Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, ^ 1995. As of December 31, ^ 1995, there were
^ 48 funds in the INVESCO Complex.


                                                                         Total
                                                                     Compensa-
                                        Benefits      Estimated      tion From
                        Aggregate     Accrued As         Annual        INVESCO
                        Compensa-        Part of       Benefits        Complex
                        tion From        Company           Upon        Paid To
                       Company(1)    Expenses(2)  Retirement(3)   Directors(1)
)

Fred A.Deering,          ^ $5,642         $1,076           $896        $87,350
Vice Chairman of
  the Board



Victor L. Andrews         ^ 5,372            948            987         68,000








Bob R. Baker              ^ 5,431            977          1,323         73,000

Lawrence H. Budner        ^ 5,289          1,017            987         68,350

Daniel D. Chabris         ^ 5,448          1,160            702         73,350

A. D. Frazier, ^ Jr.4,5     5,219              0              0       ^ 63,500

Kenneth T. King           ^ 5,392          1,118            812         70,000

John W. McIntyre4         ^ 5,237              0              0       ^ 67,850

Total                   ^ $43,030         $6,296         $5,707       $571,400

% of Net Assets        ^ 0.0062%6       0.0009%6                      0.0043%7


     (1)The vice chairman of the board, the chairmen of the audit, management liaison and compensation committees, and the members of the executive and valuation committees each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors.

     (2)Represents benefits accrued with respect to the Defined Benefit Deferred
Compensation Plan discussed below, and not compensation deferred at the election of the directors.


     (3)These  amounts  represent  the Company's  share of the estimated  annual benefits payable by the INVESCO Complex  (excluding ^ The Global Health Sciences
Fund which does not  participate  in any  retirement  plan) upon the  directors'
retirement,   calculated  using  the  current  method  of  allocating   director
compensation  among the funds in the INVESCO Complex.  These estimated  benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted  periodically  for  inflation,  for  increases in the number of funds in the INVESCO  Complex,  and for other reasons during the period in which retirement  benefits  are accrued on behalf of the  respective  directors.  This results in lower  estimated  benefits for directors who are closer to retirement and higher  estimated  benefits for directors  who are further from  retirement.
With the exception of Messrs. Frazier and McIntyre,  each of these directors has served as a director/trustee  of one or more of the funds in the INVESCO Complex for the minimum  five-year  period required to be eligible to participate in the
Defined Benefit Deferred Compensation Plan.


     (4)Messrs. Frazier and McIntyre began serving as directors of the Company on April 19, 1995.


     (5)Effective  November 1, 1996, A.D.  Frazier,  Jr. was employed by INVESCO
PLC, a company affiliated with INVESCO. Because it was possible that Mr. Frazier would be employed with INVESCO PLC effective May 1, 1996, he was deemed to be an "interested person" of the Company and of the other funds in the INVESCO
Complex.






Effective November 1, 1996, Mr. Frazier will no longer receive any director's fees or other compensation from the Company or other funds in the INVESCO Complex for his service as a director.

     (6)Total ^ as a percentage  of the  Company's net assets as of August 31, ^
1996.

     ^ (7)Total as a percentage of the net assets of the INVESCO Complex as of December 31, ^ 1995.

      ^ Messrs. Brady, Harris, Hesser and, effective November 1, 1996, Frazier, as "interested persons" of the Company and other funds in the INVESCO Complex, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or other funds in the INVESCO Complex for their services as directors.

      The boards of directors/trustees of the mutual funds managed by INVESCO, ^
INVESCO Advisor Funds, Inc. and INVESCO  Treasurer's Series Trust have adopted a
Defined Benefit Deferred Compensation Plan for the non-interested directors and trustees of the funds. Under this plan, each director or trustee who is not an interested person of the funds (as defined in the 1940 Act) and who has served for at least five years (a "qualified director") is entitled to receive, upon retiring from the boards at the retirement age of 72 (or the retirement age of 73 to 74, if the retirement date is extended by the boards for one or two years, but less than three years) continuation of payment for one year (the "first year retirement benefit") of the annual basic retainer payable by the funds to the qualified director at the time of his retirement (the "basic retainer").
Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to 25% of the basic retainer. These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer (the "reduced retainer payments"). If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the first year retirement benefit and the reduced retainer payments will be made to him or to his beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the first year retirement benefit; however, the reduced retainer payments will be made to his beneficiary or estate. The plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the plan will be allocated among the INVESCO, ^ INVESCO Advisor and Treasurer's Series funds in a manner  determined  to be fair and  equitable  by the  committee.  The
Company is not making any payments to directors under the plan as of the date of this Statement of Additional Information. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

      The Company has an audit committee  comprised of four of the directors who are not interested persons of the Company. The committee meets periodically with
the  Company's  independent   accountants  and  officers  to  review  accounting
principles  used  by  the  Company,  the  adequacy  of  internal  controls,  the responsibilities and fees of the independent accountants, and other matters.

      The Company also has a management liaison committee which meets quarterly with various management personnel of INVESCO in order (a) to facilitate better understanding of management and operations of the Company, and (b) to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

HOW SHARES CAN BE PURCHASED

      Shares of each Fund are sold on a continuous basis at the respective net asset value per share of the Fund next calculated after receipt of a purchase order in good form. The net asset value per share is computed separately for each Fund and is determined once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange, but may also be computed at other times. See "How Shares Are Valued." INVESCO acts as the Funds'
Distributor under a distribution agreement with the Company under which it receives no compensation and bears all expenses, including the costs of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses which are paid out of Fund assets under the Company's Plan of Distribution which has been adopted by the Company pursuant to Rule 12b-1 under the 1940 Act.

      Distribution  Plan.  As  discussed  under "How To Buy Shares  Distribution
Expenses" in the Prospectus, the Company has adopted a Plan and Agreement of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that each of the Funds may make monthly payments to INVESCO of amounts computed at an annual rate no greater than 0.25% of the Fund's average net assets to reimburse it for expenses incurred by it in connection with the distribution of each Fund's shares to investors. Payment amounts by a Fund under the Plan, for any month, may only be made to reimburse or pay expenditures incurred during the rolling 12-month period in which that month falls, although this period is expanded to 24 months for expenses incurred during the first 24 months of the Fund's operations.  During the fiscal year ended August 31, ^
1996,  the  Company  made  payments  to  INVESCO  under  the Plan  (prior to the voluntary  absorption  of certain  Fund  expenses by INVESCO) in the amount of ^
$630,553,  $842,755,  $102,611,  and  $21,828 for INVESCO  Select  Income  Fund,
INVESCO High Yield Fund,  INVESCO U.S.  Government  Securities Fund, and INVESCO
Short-Term  Bond  Fund,  respectively.  In  addition,  as of August  31, ^ 1996,
$55,191,  $78,839,  $11,195, and $2,243 of additional  distribution expenses had been incurred for INVESCO Select Income Fund,  INVESCO High Yield Fund,  INVESCO
U.S. Government Securities Fund, and INVESCO Short-Term Bond Fund, respectively, subject to payment upon approval by the Company's  directors,  which  payments ^
are  scheduled  to  be  approved  on  October  ^  30,  1996.  As  noted  in  the
Prospectuses,   one  type  of   reimbursable   expenditure  is  the  payment  of
compensation  to  securities  companies  and other  financial  institutions  and organizations,  which may include  INVESCO-  affiliated  companies,  in order to obtain  various  distribution-related  and/or  administrative  services  for the
Funds.  Each Fund is  authorized  by the Plan to use its assets to  finance  the payments  made to obtain  those  services.  Payments  will be made by INVESCO to broker-dealers  who sell  shares of the Funds and may be made to banks,  savings
and  loan   associations  and  other  depository   institutions.   Although  the
Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares,  the Company does not believe that these  limitations  would affect the ability of such banks to enter into  arrangements  with INVESCO,  but can give no assurance in this regard.  However,  to the extent it is  determined otherwise  in the future,  arrangements  with banks might have to be modified or terminated,  and,  in that case,  the size of one or more of the Funds  possibly could  decrease  to the extent that the banks  would no longer  invest  customer assets in a particular Fund. Neither the Company nor its investment adviser will give any preference to banks or other depository  institutions  which enter into such arrangements when selecting investments to be made by each Fund.

      For the fiscal year ended August 31, ^ 1996,  allocation  of 12b-1 amounts paid by the Select  Income Fund for the following  categories of expenses  were:
advertising--^  $77,628;  sales literature,  printing,  and postage--^ $140,677;
direct mail--^ $58,036 public  relations/promotion--^  $23,560;  compensation to securities dealers and other organizations--^  $233,879;  marketing personnel--^
$96,773.  For the fiscal  year  ended  August  31, ^ 1996,  allocation  of 12b-1 amounts  paid by the High Yield Fund for the  following  categories  of expenses
were:   advertising--^  $31,532;  sales  literature,   printing  and  postage--^
$100,242;  direct  mail--^  $34,046;  public   relations/promotion--^   $37,923;
compensation  to  securities  dealers  and  other   organizations--^   $438,241;
marketing  personnel--^  $200,771.  For the fiscal year ended August 31, ^ 1996, allocation of 12b-1 amounts paid by the U.S.  Government  Securities  Fund were:
advertising--^  $37,150;  sales  literature,  printing and  postage--^  $14,396;







direct mail--^ $3,303; public relations/promotion--^ $3,273; compensation to securities dealers and other organizations--^ $26,717; marketing personnel--^
$17,772. For the fiscal year ended August 31, ^ 1996, allocation of 12b-1 amounts paid by the Short-Term Bond Fund were: advertising--^ $1,067; sales literature, printing and postage--^ $9,332; direct mail--^ $1,112; public relations/promotion--^ $1,162; compensation to securities dealers and other organizations--^ $3,847; marketing personnel--^ $5,309.


      The nature and scope of services which are provided by securities  dealers and other  organizations  may vary by dealer but  include,  among other  things, processing new stockholder account  applications,  preparing and transmitting to
the  Company's  Transfer  Agent   computer-processable   tapes  of  each  Fund's
transactions  by  customers,  serving as the primary  source of  information  to customers in answering  questions  concerning  each Fund, and assisting in other customer transactions with each Fund.


      The Plan was approved on April 21, 1993, at a meeting called for such purpose by a majority of the directors of the Company, including a majority of the directors who neither are "interested persons" of the Company nor have any financial interest in the operation of the Plan ("12b-1 directors"). Pursuant to authorizations granted by the public shareholders of the Select Income Portfolio and U.S. Government Securities Portfolio of FBS on May 24, 1993, and by the public shareholders of the High Yield Portfolio of FBS on June 21, 1993, such Portfolios, as the initial shareholders of the Company, approved the Plan for an initial term expiring April 30, 1994. The Plan was approved by INVESCO on September 29, 1993, as the then sole shareholder of the INVESCO Short-Term Bond
Fund. The Plan has been continued by action of the board of directors until April 30, ^ 1997.


      The Plan provides that it shall continue in effect with respect to each Fund for so long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance. The Plan also can be terminated at any time with respect to any Fund, without penalty, if a majority of the 12b-1 directors, or shareholders of such Fund, vote to terminate the Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of the shares of any Fund at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of the Funds, the investment climate for any particular Fund, general market conditions, and the volume of sales and redemptions of Fund shares. The Plan may continue in effect and payments may be made under the Plan following any such temporary suspension or limitation of the offering of a Fund's shares; however, the Company is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his shares. So long as the Plan is in effect, the selection and nomination of persons to serve as independent directors of the Company shall be committed to the independent directors then in office at the time of such selection or nomination. The Plan may not be amended to increase materially the amount of any Fund's payments thereunder without approval of the shareholders of that Fund, and all material amendments to the Plan must be approved by the board of directors of the Company, including a majority of the 12b-1 directors. Under the agreement implementing the Plan, INVESCO or the Funds, the latter by vote of a majority of the 12b-1 directors or of the holders of a majority of a Fund's outstanding voting securities, may terminate such agreement as to that Fund without penalty upon 30 days' written notice to the other party. No further payments will be made by a Fund under the Plan in the event of its termination as to that Fund.

      To the extent that the Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of each Fund's assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, each Fund's obligation to make payments to INVESCO shall terminate automatically, in the event of such "assignment," in which event the Funds may continue to make payments, pursuant to the Plan, to INVESCO or another organization only upon the approval of new arrangements, which may or may not be with INVESCO, regarding the use of the amounts authorized to be paid by it under the Plan, by the directors, including a majority of the 12b-1 directors, by a vote cast in person at a meeting called for such purpose.

      Information regarding the services rendered under the Plan and the amounts paid therefor by each Fund are provided to, and reviewed by, the directors on a quarterly basis. In the quarterly review, the directors determine whether, and to what extent, INVESCO will be reimbursed for expenditures which it has made that are reimbursable under the Company's Rule 12b-1 Plan. On an annual basis, the directors consider the continued appropriateness of the Plan at the level of compensation provided therein.

      The only  directors  or  interested  persons,  as that term is  defined in
Section 2(a)(19) of the 1940 Act, of the Company who have a direct or indirect financial interest in the operation of the Plan are the officers and directors of the Company listed under "The Funds and Their Management - Officers and
Directors of the Company" who are also officers either of INVESCO or companies affiliated with INVESCO. The benefits which the Company believes will be reasonably likely to flow to the Funds and their shareholders under the Plan include the following:






      (1) Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

      (2) The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes;

      (3) The positive effect which increased Fund assets will have on its revenues could allow INVESCO:

            (a) To have greater resources to make the financial commitments necessary to improve the quality and level of each Fund's shareholder services (in both systems and personnel),

            (b) To increase the number and type of mutual funds available to investors from INVESCO (and support them in their infancy), and thereby expand the investment choices available to all shareholders, and

            (c)   To  acquire  and  retain   talented   employees  who  desire
                  to be associated with a growing organization; and

      (4)   Increased Fund assets may result in reducing each  investor's  share of certain  expenses  through  economies  of scale  (e.g.  exceeding established  breakpoints in the advisory fee schedule and allocating
            fixed  expenses  over  a  larger  asset  base),   thereby  partially
            offsetting the costs of the Plan.

HOW SHARES ARE VALUED

      As described in the section of each Fund's Prospectus entitled "Fund Price and Performance," the net asset value of shares of each Fund of the Company is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time) and applies to purchase and redemption orders received prior to that time. Net asset value per share is also computed on any other day on which there is a sufficient degree of trading in the securities held by a Fund that the current net asset value per share of such Fund might be materially affected by changes in the value of the securities held, but only if on such day the Fund receives a request to purchase or redeem shares. Net asset value per share is not calculated on days the New York Stock Exchange is closed, such as federal holidays, including New Year's Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving, and Christmas.






      The net asset value per share of each Fund is calculated by dividing the value of all securities held by the Fund and its other assets (including dividends and interest accrued but not collected), less the Fund's liabilities
(including accrued  expenses),  by the number of outstanding shares of the Fund.
Securities traded on national securities  exchanges,  the NASDAQ National Market
System, the NASDAQ Small Cap Market and foreign markets are valued at their last sale prices on the exchanges or markets where such securities are primarily traded. Securities traded in the over-the-counter market for which last sale prices are not available, and listed securities for which no sales were reported on a particular date, are valued at their highest closing bid prices (or, for debt securities, yield equivalents thereof) obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities will be valued at their fair values as determined in good faith by the Company's board of directors or pursuant to procedures adopted by the board of directors. The above procedures may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional-size trading units of debt securities. Prior to utilizing a pricing service, the Company's board of directors reviews the methods used by such service to assure itself that securities will be valued at their fair values. The Company's board of directors also periodically monitors the methods used by such pricing services. Debt securities with remaining maturities of 60 days or less at the time of purchase are normally valued at amortized cost.

      The values of securities held by the Funds, and other assets used in computing net asset value, generally are determined as of the time regular trading in such securities or assets is completed each day. Since regular trading in most foreign securities markets is completed simultaneously with, or prior to, the close of regular trading on the New York Stock Exchange, closing prices for foreign securities usually are available for purposes of computing the Fund's net asset value on a particular day. However, in the event that the closing price of a foreign security is not available in time to calculate a Fund's net asset value on a particular day the Company's board of directors has authorized the use of the market price for the established time during the day which may be prior to the close of regular trading in the security. The value of all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the spot rates of such currencies against U.S.
dollars provided by an approved pricing service.

FUND PERFORMANCE

      As discussed in the section of each Fund's Prospectus entitled "Fund Price and Performance," the Funds advertise their yield and total return performance.






In calculating yield quotations for the Funds, except for asset-backed securities, such as GNMA certificates, interest earned is determined by computing yield to maturity (or yield to call, if applicable) of each obligation held by a Fund, based upon market value of each obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to an obligation purchased during the month, the purchase price plus accrued interest. The resultant yield to maturity is divided by 360 and multiplied by the market value of the obligation (including actual accrued interest), and the result is multiplied by the number of days in the subsequent month that the obligation is in the Fund (assuming that each month has 30 days). Dividends received on the preferred stocks held by the INVESCO
High Yield Fund are recognized, for purposes of yield calculations, on a daily accrual basis. As discussed in each Prospectus, and in the Appendix of this Statement of Additional Information, the GNMA Certificates held by the INVESCO
U.S. Government Securities and Select Income Funds are generally subject to monthly payments of principal and interest ("paydowns"). In computing these Funds' yields, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period. The Funds amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the GNMA Certificate, if the weighted average maturity date is not available. Yield quotations for each Fund for the 30 days ended August 31, ^ 1996, were as follows: INVESCO Select Income Fund, ^
7.70%;  INVESCO High Yield Fund, ^ 9.37%;  INVESCO  U.S.  Government  Securities
Fund, ^ 5.76%; and INVESCO Short-Term Bond Fund, ^ 5.64%.

      Average annual total return performance for each of the Funds for the indicated periods ended August 31, ^ 1996, was as follows:




                                      1           3           5          10
Fund                               Year       Years       Years       Years
----                               ----       -----       -----       -----
INVESCO Select Income           ^ 4.78%       6.27%       9.17%       8.14%
INVESCO High Yield             ^ 11.38%       7.50%      10.85%       8.66%
INVESCO U.S.
  Government Securities(2)      ^ 1.31%       2.09%       6.33%    6.16%(1)
INVESCO Short-Term
  Bond(3)                       ^ 4.63%         N/A         N/A    3.74%(1)
---------------------------
      (1)   Life of Fund.
      (2)   The   INVESCO   U.S.   Government    Securities   Fund   did   not
commence operations until January 2, 1986.
      (3) The INVESCO  Short-Term  Bond Fund did not commence  operations  until
September 30, 1993.


      Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the intitial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)n = ERV

where:      P = initial payment of $1000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

      The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period and Fund indicated.

      In conjunction with performance reports and/or analyses for the Funds, comparative data between a Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper
Analytical Services,  Inc., Lehman Brothers,  National Association of Securities
Dealers  Automated  Quotations,  Frank Russell  Company,  Value Line  Investment
Survey,  the American  Stock  Exchange,  Morgan Stanley  Capital  International,
Wilshire  Associates,  the Financial  Times Stock  Exchange,  the New York Stock
Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Funds. These sources utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services. The Lipper Analytical Services, Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the mutual fund groupings listed in each Fund's prospectus, in addition to the broad-based Lipper general fund groupings. Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

      American Association of Individual Investors' Journal
      Banxquote
      Barron's
      Business Week
      CDA Investment Technologies
      CNBC
      CNN
      Consumer Digest
      Financial Times
      Financial World
      Forbes
      Fortune
      Ibbotson Associates, Inc.
      Institutional Investor





      Investment Company Data, Inc.
      Investor's Business Daily
      Kiplinger's Personal Finance
      Lipper Analytical Services, Inc.'s Mutual Fund Performance
        Analysis
      Money
      Morningstar
      Mutual Fund Forecaster
      No-Load Analyst
      No-Load Fund X
      Personal Investor
      Smart Money
      The New York Times
      The No-Load Fund Investor
      U.S. News and World Report
      United Mutual Fund Selector
      USA Today
      Wall Street Journal
      Wiesenberger Investment Companies Services
      Working Woman
      Worth

SERVICES PROVIDED BY THE FUND

      Periodic  Withdrawal  Plan.  As  described  in the  section of each Fund's
Prospectus entitled "How to Sell Shares," each Fund offers a Periodic Withdrawal
Plan.  All  dividends  and   distributions   on  shares  owned  by  shareholders
participating in this Plan are reinvested in additional shares. Since withdrawal
payments   represent  the  proceeds   from  sales  of  shares,   the  amount  of
shareholders'  investments  in a  Fund  will  be  reduced  to  the  extent  that
withdrawal   payments  exceed  dividends  and  other   distributions   paid  and
reinvested.  Any  gain  or loss on such  redemptions  must be  reported  for tax purposes.  In each case,  shares will be redeemed at the close of business on or about the 20th day of each month  preceding  payment and payments will be mailed within five business days thereafter.

      The Periodic Withdrawal Plan involves the use of principal and is not a guaranteed annuity. Payments under such Plan do not represent income or a return on investment.

      A Periodic Withdrawal Plan may be terminated at any time by sending a written request to INVESCO. Upon termination, all future dividends and capital gain distributions will be reinvested in additional shares unless a shareholder requests otherwise.

      Exchange Privilege. As discussed in the section of each Fund's Prospectus entitled "How to Buy Shares - Exchange Privilege," the Funds offer shareholders the privilege of exchanging shares of the Funds for shares of another Fund or for shares of certain other no-load mutual funds advised by INVESCO.





Exchange requests may be made either by telephone or by written request to INVESCO Funds Group, Inc., using the telephone number or address on the cover of this Statement of Additional Information. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that have established a new account must meet the fund's applicable minimum initial investment requirements.
Written exchange requests into an existing account have no minimum requirements other than the fund's applicable minimum subsequent investment requirements. Any gain or loss realized on such an exchange is recognized for federal income tax purposes. This privilege is not an option or right to purchase securities, but is a revocable privilege permitted under the present policies of each of the funds and is not available in any state or other jurisdiction where the shares of the mutual fund into which transfer is to be made are not qualified for sale, or when the net asset value of the shares presented for exchange is less than the minimum dollar purchase required by the appropriate prospectus.

TAX-DEFERRED RETIREMENT PLANS

      As  described  in the section of each  Fund's  Prospectus  entitled  "Fund
Services," shares of a Fund may be purchased as the investment medium for various tax-deferred retirement plans. Persons who request information regarding these plans from INVESCO will be provided with prototype documents and other supporting information regarding the type of Plan requested. Each of these plans involves a long-term commitment of assets and is subject to possible regulatory penalties for excess contributions, premature distributions or for insufficient distributions after age 70-1/2. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, the investor is urged to consult with an attorney or tax adviser prior to the establishment of such a plan.

HOW TO REDEEM SHARES

      Normally, payments for shares redeemed will be mailed within seven (7) days following receipt of the required documents as described in the section of each Fund's Prospectus entitled "How to Sell Shares." The right of redemption may be suspended and payment postponed when: (a) the New York Stock Exchange is closed for other than customary weekends and holidays; (b) trading on that exchange is restricted; (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) the SEC by order so permits.

      It is possible that in the future conditions may exist which would, in the opinion of the Company's investment adviser, make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the investment adviser may authorize payment to be made in portfolio securities or other property of the Fund. However, the Company has obligated itself under the 1940 Act to redeem for cash all shares of a Fund presented for redemption by any one shareholder having a value up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are selected entirely by the investment adviser based on what is in the best interests of the Fund and its shareholders, and are valued at the value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of the securities.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES


      Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. Each Fund so qualified in the fiscal year ended August 31, ^ 1996, and intends to continue to qualify during its current fiscal year. As a result, it is anticipated that the Funds will pay no federal income or excise taxes and will be accorded conduit or "pass through" treatment for federal income tax purposes.


      Dividends paid by the Funds from net investment income, as well as distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. After the end of each calendar year, each Fund sends shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Such amounts will be limited to the aggregate amount of qualifying dividends which the Fund derives from its portfolio investments.

      Distributions by the Funds of net capital gains (the excess of long-term capital gain over net short-term capital loss) are, for federal income tax purposes, taxable to the shareholder as long-term capital gain regardless of how long a shareholder has held shares of a Fund. Such distributions are identified as such and are not eligible for the dividends-received deduction.

      All dividends and other distributions are regarded as taxable to the investor, whether or not such dividends and distributions are reinvested in additional shares. If the net asset value of the shares of the Funds should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be, in effect, a return of invested capital. The net asset value of shares of the Funds reflects accrued net investment income and undistributed realized capital gains;
therefore, when a distribution is made, the net asset value is reduced by the amount of the distribution. If shares are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gain (or increase any loss) for tax purposes on any subsequent redemption of shares.

      INVESCO may provide Fund  shareholders  with  information  concerning  the average  cost  basis of their  shares  in order to help them  prepare  their tax returns. This information is intended as a convenience to shareholders, and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several  methods to determine  the cost basis of mutual fund shares.  The
cost  basis  information   provided  by  INVESCO  will  be  computed  using  the
single-category  average  cost  method,  although  neither  INVESCO nor the Fund recommends any particular  method of determining  cost basis.  Other methods may result in different tax  consequences.  If a shareholder  has reported  gains or losses for a Fund in past years, the shareholder must continue to use the method previously  used,  unless the  shareholder  applies to the IRS for permission to change methods.

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      A Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the IRS that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S.
possessions income taxes paid by it. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.






      Shareholders should consult their own tax advisers regarding specific questions as to federal, state and local taxes. Although dividend distributions by the INVESCO U.S. Government Securities Fund may be exempt from state and local taxes in certain states, dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended for income tax purposes does not entail government supervision of management or investment policies.

INVESTMENT PRACTICES


      Portfolio Turnover. There are no fixed limitations regarding the portfolio turnover of the Funds. The rate of portfolio turnover has fluctuated under constantly changing economic conditions and market circumstances. During the fiscal years ended August 31, 1996, 1995^ and 1994, ^ the INVESCO Select Income
Fund's portfolio turnover rates were ^ 210%, 181% and 135%, respectively, the INVESCO High Yield Fund's turnover rates were 266%, 201%^ and 195%, ^ respectively, and the INVESCO U.S. Government Securities Fund's portfolio turnover rates were 212%, 99%^ and 95%, ^ respectively. During the fiscal ^ years ended August 31, 1996 and 1995 and the eleven-month period ended August
31, 1994, the INVESCO Short-Term Bond Fund's portfolio turnover rates were 103%,
68% and 169%. The portfolio turnover ^ rate for the Short-Term Bond Fund for the eleven months ended August 31, 1994 ^ is not annualized. Securities initially satisfying the basic policies and objectives of a Fund may be disposed of when they are no longer suitable. Brokerage costs to these Funds are commensurate with the rate of portfolio activity. In computing the above portfolio turnover rates, all investments with maturities or expiration dates at the time of acquisition of one year or less were excluded. Subject to this exclusion, the turnover rate was calculated by dividing (A) the lesser of purchases or sales of portfolio securities for the fiscal year by (B) the monthly average of the value of portfolio securities owned by the Fund during the fiscal year.


      Placement  of  Portfolio  Brokerage.  Either  INVESCO,  as  the  Company's
investment  adviser,  or INVESCO  Trust,  as the Company's  sub-adviser,  places orders for the purchase and sale of  securities  with brokers and dealers  based upon INVESCO's or INVESCO Trust's evaluation of their financial  responsibility, subject to their ability to effect  transactions  at the best available  prices.
INVESCO or INVESCO  Trust  evaluates  the overall  reasonableness  of  brokerage
commissions  or  underwriting   discounts  (the  difference   between  the  full
acquisition  price to  acquire  the new  offering  and the  discount  offered to members  of the  underwriting  syndicate)  paid  by  reviewing  the  quality  of executions  obtained on portfolio  transactions of each Fund, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market  conditions.  In seeking to ensure that the commissions or discounts charged the Fund are consistent with prevailing and





reasonable  commissions  or  discounts,   INVESCO  or  INVESCO  Trust  also
endeavors to monitor brokerage industry practices with regard to the commissions or discounts  charged by brokers and dealers on transactions  effected for other comparable  institutional  investors.  While  INVESCO  or  INVESCO  Trust  seeks reasonably  competitive  rates,  the  Funds do not  necessarily  pay the  lowest commission, spread or discount available.

      Consistent with the standard of seeking to obtain the best execution on portfolio transactions, INVESCO or INVESCO Trust may select brokers that provide research services to effect such transactions. Research services consist of statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO or INVESCO Trust in making informed investment decisions. Research services prepared and furnished by brokers through which the Funds effect securities transactions may be used by INVESCO or INVESCO Trust in servicing all of their respective accounts and not all such services may be used by INVESCO or INVESCO
Trust in connection with the Funds.

      In recognition of the value of the above-described brokerage and research services provided by certain brokers, INVESCO or INVESCO Trust, consistent with the standard of seeking to obtain the best execution on portfolio transactions, may place orders with such brokers for the execution of transactions for the Funds on which the commissions or discounts are in excess of those which other brokers might have charged for effecting the same transactions.


      Portfolio transactions may be effected through qualified ^ broker-dealers who recommend the Funds to their clients, or who act as agent in the purchase of any of the Fund's shares for their clients. When a number of brokers and dealers can provide comparable best price and execution on a particular transaction, the Company's adviser may consider the sale of Fund shares by a broker or dealer in selecting among qualified ^ broker-dealers.

      Certain financial institutions (including brokers who may sell shares of the Funds, or affiliates of such brokers) are paid a fee (the "Services Fee") for recordkeeping, shareholder communications and other services provided by the brokers to investors purchasing shares of the Funds through no transaction fee programs ("NTF Programs") offered by the financial institution or its affiliated broker (an "NTF Program Sponsor"). The Services Fee is based on the average daily value of the investments in each Fund made in the name of such NTF Program
Sponsor and held in omnibus accounts maintained on behalf of investors participating in the NTF Program. With respect to certain NTF Programs, the directors of the Company have authorized the Funds to apply dollars generated from the Company's Plan and Agreement of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") to pay the entire Services Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. With respect to other NTF
Programs, the Company's directors have authorized the Funds to pay transfer agency fees to INVESCO based on the number of investors who have beneficial interests in the NTF Program Sponsor's omnibus accounts in the Funds. INVESCO, in turn, pays these transfer agency fees to the NTF Program Sponsor as a sub-transfer agency or recordkeeping fee in payment of all or a portion of the Services Fee. In the event that the sub-transfer agency or recordkeeping fee is insufficient to pay all of the Services Fee with respect to these NTF Programs, the directors of the Company have authorized the Company to apply dollars generated from the Plan to pay the remainder of the Services Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. INVESCO itself pays the portion of each Fund's Services Fee, if any, that exceeds the sum of the sub-transfer agency or recordkeeping fee and Rule 12b-1 fee. The Company's directors have further authorized INVESCO to place a portion of each Fund's brokerage transactions with certain NTF Program Sponsors or their affiliated brokers, if INVESCO reasonably believes that, in effecting the Fund's transactions in portfolio securities, the broker is able to provide the best execution of orders at the most favorable prices. A portion of the commissions earned by such a broker from executing portfolio transactions on behalf of the Funds may be credited by the NTF Program Sponsor against its Services Fee. Such credit shall be applied first against any sub-transfer agency or recordkeeping fee payable with respect to the Funds, and second against any Rule 12b-1 fees used to pay a portion of the Services Fee, on a basis which has resulted from negotiations between INVESCO and the NTF Program Sponsor. Thus, the Funds pay sub- transfer agency or recordkeeping fees to the NTF Program Sponsor in payment of the Services Fee only to the extent that such fees are not offset by a Fund's credits. In the event that the transfer agency fee paid by the Funds to INVESCO with respect to investors who have beneficial interests in a particular NTF
Program Sponsor's omnibus accounts in a Fund exceeds the Services Fee applicable to the Fund, after application of credits, INVESCO may carry forward the excess and apply it to future Services Fees payable to that NTF Program Sponsor with respect to that Fund. The amount of excess transfer agency fees carried forward will be reviewed for possible adjustment by INVESCO prior to each fiscal year-end of the Funds. The Company's board of directors has also authorized the Funds to pay to INVESCO the full Rule 12b-1 fees contemplated by the Plan in reimbursement of expenses incurred by INVESCO in engaging in the activities and providing the services on behalf of the Funds contemplated by the Plan, subject to the maximum Rule 12b-1 fee permitted by the Plan, notwithstanding that credits have been applied to reduce the portion of the 12b-1 fee that would have been used to reimburse INVESCO for payments to such NTF Program Sponsor absent such credits.








      The aggregate dollar amount of underwriting discounts and brokerage commissions paid by the Company for the fiscal years ended August 31, 1996, 1995^ and 1994 ^ were $3,611,046, $1,481,550^ and $685,631, ^ respectively. For the fiscal year ended August 31, ^ 1996, brokers providing research services received ^ $1,300 in commissions on portfolio transactions effected for the Funds. On a Fund-by-Fund basis this figure breaks down as follows: Select Income
Fund, ^ $0; High Yield Fund, ^ $1,300; U.S. Government  Securities Fund, $0; and
Short-Term Bond Fund, $0. The aggregate dollar amount of such portfolio transactions was ^ $538,682. As a result of selling shares of the Fund, brokers received $0 in commissions on portfolio transactions effected for the Funds during the fiscal year ended August 31, ^ 1996.

      At August 31, ^ 1996, the Funds held securities of their regular brokers or dealers, or their parents, as follows:

                                                                     Value of
                                                                   Securities
Fund                          Broker or Dealer                  at ^ 08/31/96
----                          ----------------                  -------------

INVESCO Select Income         Associates Corporation              ^ 8,100,000
                              ^ of North America

                              General Electric Capital              8,100,000

                              Donaldson, Lufkin, and                2,801,000
                              Jenrette Fixed Income

INVESCO High Yield            Associates Corporation             ^ 13,500,000
                              of North America

                              Chevron Oil Finance                  12,383,000

INVESCO U.S. Gov't.           State Street Bank                   ^ 9,190,000
  Securities                  and Trust ^ North America

INVESCO Short-Term Bond       State Street Bank and               ^ 1,030,000
                              ^ Trust North America

                              Merrill Lynch                         ^ 400,000
                              Fixed Income


      Neither INVESCO nor INVESCO Trust receives any brokerage commissions on portfolio transactions effected on behalf of the Fund, and there is no affiliation between INVESCO, INVESCO Trust, or any person affiliated with INVESCO, INVESCO Trust, or the Fund and any broker or dealer that executes transactions for the Fund.







ADDITIONAL INFORMATION


      Common Stock. The Company has 600,000,000 authorized shares of common stock with a par value of $0.01 per share. Of the Company's authorized shares, 100,000,000 shares have been allocated to each of four classes, representing the Company's four Funds. As of August 31, ^ 1996, 40,629,816 shares of the INVESCO
Select  Income  Fund;  ^  54,835,176  shares of the INVESCO  High Yield Fund;  ^
7,638,635 shares of the INVESCO U.S. Government Securities Fund; and ^ 1,140,887 shares of the INVESCO Short-Term Bond Fund were outstanding. All shares issued and outstanding are, and all shares offered hereby, when issued, will be fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders, and may classify and reclassify any authorized but unissued shares.


      Shares of each class represent the interests of the shareholders of such class in a particular portfolio of investments of the Company. Each class of the Company's shares is preferred over all other classes with respect to the assets specifically allocated to that class, and all income, earnings, profits and proceeds from such assets, subject only to the rights of creditors, are allocated to shares of that class. The assets of each class are segregated on the books of account and are charged with the liabilities of that class and with a share of the Company's general liabilities. The board of directors determines those assets and liabilities deemed to be general assets or liabilities of the Company, and those items are allocated among classes in a manner deemed by the board to be fair and equitable. Generally, such allocation will be made based upon the relative total net assets of each class. In the unlikely event that a liability allocable to one class exceeds the assets belonging to the class, all or a portion of such liability may have to be borne by the holders of shares of the Company's other classes.

      All dividends on shares of a particular class shall be paid only out of the income belonging to that class, pro rata to the holders of that class. In the event of the liquidation or dissolution of the Company or of a particular class, the shareholders of each class that is being liquidated shall be entitled to receive, as a class, when and as declared by the board of directors, the excess of the assets belonging to that class over the liabilities belonging to that class. The holders of shares of any class shall not be entitled to any distribution upon liquidation of any other class. The assets so distributable to the shareholders of any particular class shall be distributed among such shareholders in proportion to the number of shares of that class held by them and recorded on the books of the Company.

      All   Fund   shares,    regardless   of   class,   have   equal   voting
rights.    Voting    with    respect    to    certain    matters,    such   as





ratification of independent accountants or election of directors, will be by all classes of the Company. When not all classes are affected by a matter to be voted upon, such as approval of an investment advisory contract or changes in a Fund's investment policies, only shareholders of the class affected by the matter will be entitled to vote. Company shares have noncumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. In such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. After they have been elected by shareholders, the directors will continue to serve until their successors are elected and have qualified or they are removed from office, in either case by a shareholder vote, or until death, resignation or retirement. They may appoint their own successors, provided that always at least a majority of the directors have been elected by the Company's shareholders. It is the intention of the Company not to hold annual meetings of shareholders. The directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Company's Articles of Incorporation, or at their discretion.


      Principal Shareholders. As of ^ October 1, 1996, the following entities held more than 5% of the outstanding securities of the Funds listed below.


                                       Amount and Nature            ^ Percent
Name and Address                       of Ownership                  of Class
----------------                       -----------------             --------


INVESCO Select Income Fund
Charles Schwab & Co. Inc.              ^ 8,269,046.0130               20.804%
^ Special Custody Acct. for            Record
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA  94104



Resources Trust                        ^ 2,754,788.1250                6.931%
Meridian Accts.                        Record
P.O. Box 3865
Englewood, CO  80155







INVESCO High Yield Fund
Charles Schwab & Co. Inc.              ^ 22,436,516.3510              38.150%
^ Special Custody Acct. for            Record
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA  94104



INVESCO U.S. Government
Securities Fund
^ Resources Trust Co. Cust. for        3,420,326.2630                 45.443%
^ The Exclusive Benefit of the         Record
^ Customers of Meridian
^ Investment Management Corp.
P.O. Box 3865
Englewood, CO  80155



^
Charles Schwab & Co.^ Inc.             496,431.7360                    6.596%
Special Custody Acct. for              Record
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA  94104



INVESCO Short-Term Bond Fund
Amalgamated Bank of NY Cust.           143,158.6430                   12.583%
TWU Private Busline                    Record
Pension Trust
Amnivest Discretionary Inv. Mgr.
P.O. Box 370 Cooper Station
New York, NY  10276

Charles Schwab & Co., Inc.             143,158.6430                   12.462%
Special Custody Acct. for              Record
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA  94104

Amalgamated Bank of NY Cust.           80,810.2160                     7.035%
Local 917 Pension Annuity &            Record
Health Funds Amnivest Corp.
Dis. Inv. Management
P.O. Box 370 Cooper Station
New York, NY  10286









Amalgamated Bank of NY Cust.           62,139.8590                     5.409%
Elevator Div. Ret. Benefit Plan        Record
Amnivest Corp. Discretionary
Investment Mgr.
P.O. Box 370 Cooper Station
New York, NY  10003


      Independent      Accountants.      Price     Waterhouse     LLP,     950
Seventeenth   Street,   Denver,   Colorado,   has   been   selected   as   the
independent     accountants     of    the     Company.     The     independent
accountants   are   responsible   for   auditing  the   financial   statements
of the Company.

      Custodian.  State Street Bank and Trust  Company,  P.O.  Box 351,  Boston,
Massachusetts, has been designated as custodian of the cash and investment securities of the Company. The bank is also responsible for, among other things, receipt and delivery of the investment securities of the Company's Funds in accordance with procedures and conditions specified in the custody agreement.

      Transfer Agent. The Company is provided with transfer agent, registrar, and dividend disbursing agent services by INVESCO Funds Group, Inc., 7800 E.
Union Avenue, Denver, Colorado 80237, pursuant to the Transfer Agency Agreement described herein. Such services include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

      Reports to Shareholders.  The Company's fiscal year ends on August 31. The
Company distributes reports at least semiannually to its shareholders. Financial statements regarding the Company, audited by the independent accountants, are sent to shareholders annually.

      Legal    Counsel.     The    firm    of    Kirkpatrick    &    Lockhart,
Washington,   D.C.   is  legal   counsel   for  the   Company.   The  firm  of
Moye, Giles,  O'Keefe,  Vermeire & Gorrell,  Denver,  Colorado,  acts as special counsel to the Company.


      Financial Statements. The Company's audited financial statements and the notes thereto for the fiscal year ended August 31, ^ 1996, and the report of Price Waterhouse LLP with respect to such financial statements, are incorporated herein by reference from the Company's Annual Report to Shareholders for the fiscal year ended August 31, ^ 1996.


      Prospectuses. The Company will furnish, without charge, a copy of the applicable Prospectus for each of its Funds upon request. There is a separate
Prospectus available for each Fund. Such requests should be made to the Company at the mailing address or telephone number set forth on the first page of this Statement of Additional Information.





      Registration     Statement.     This     Statement     of     Additional
Information    and   the    Prospectuses   do   not   contain   all   of   the
information  set  forth  in  the   Registration   Statement  the  Company  has
filed   with  the   SEC.   The   complete   Registration   Statement   may  be
obtained   from  the  SEC  upon   payment  of  the  fee   prescribed   by  the
rules and regulations of the SEC.






APPENDIX - GNMA CERTIFICATES, AND FUTURES CONTRACTS

GNMA Certificates

      Government    National    Mortgage    Association.     The    Government
National     Mortgage     Association    is    a    wholly-owned     corporate
instrumentality   of  the  United  States   within  the  U.S.   Department  of
Housing   and   Urban   Development.   GNMA's   principal   programs   involve
its   guarantees   of  privately   issued   securities   backed  by  pools  of
mortgages.

      Nature  of  GNMA  Certificates.   GNMA  Certificates  are  mortgage-backed
securities.  The  Certificates  evidence  part  ownership  of a pool of mortgage loans.  The  Certificates  which  the  Company  purchases  are of  the  modified pass-through  type.  Modified  pass-through  Certificates  entitle the holder to receive all interest and principal  payments owed on the mortgage  pool,  net of fees paid to the GNMA Certificate issuer and GNMA,  regardless of whether or not the mortgagor actually makes the payment.

      GNMA  Certificates  are backed by mortgages and, unlike most bonds,  their principal amount is paid back by the borrower over the length of the loan rather than in a lump sum at maturity.  Principal payments received by the Company will
be  reinvested  in  additional  GNMA   Certificates  or  in  other   permissible
investments.

      GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal of and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration or the Farmers Home
Administration or guaranteed by the Veterans Administration. The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

      Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will result in the return of a portion of principal invested before the maturity of the mortgages in the pool.

      As  prepayment of individual  mortgage  pools will vary widely,  it is not possible to predict  accurately  the average life of a particular  issue of GNMA
Certificates.   However,   statistics   published   by   the   Federal   Housing
Administration are normally used as an indicator of the expected average life of
GNMA  Certificates.   These  statistics   indicate  that  the  average  life  of
single-family  dwelling  mortgages  with  25-30  year  maturities  (the  type of mortgages  backing the vast majority of GNMA  Certificates)  is approximately 12 years.  For this reason,  it is customary for pricing  purposes to consider
GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

      Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06 of 1% of the outstanding principal for providing its guarantee, and the GNMA Certificate issuer is paid an annual servicing fee of
0.44 of 1% for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

      The coupon rate by itself, however, does not indicate the yield which will be earned on the Certificates for the following reasons:

      1.    Certificates   are  usually  issued  at  a  premium  or  discount,
rather than at par.

      2.    After    issuance,    Certificates    usually    trade    in   the
secondary market at a premium or discount.

      3. Interest is paid monthly rather than semiannually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

      4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors prepay their mortgages, the principal returned to Certificate holders may be reinvested at higher or lower rates.

      In quoting yields for GNMA Certificates, the customary practice is to assume that the Certificates will have a 12-year life. Compared on this basis, GNMA Certificates have historically yielded roughly 1/4 of 1% more than high grade corporate bonds and 1/2 of 1% more than U.S. Government and U.S.
Government agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a 12-year life.

      Market  for  GNMA   Certificates.   Since  the   inception   of  the  GNMA
mortgage-backed  securities  program in 1970,  the  amount of GNMA  Certificates
outstanding  has  grown  rapidly.   The  size  of  the  market  and  the  active
participation  in the secondary  market by securities  dealers and many types of investors  make GNMA  Certificates  highly liquid  instruments.  Quotes for GNMA
Certificates are readily available from securities  dealers and depend on, among other things, the level of market rates, the Certificates' coupon rates and the prepayment experience of the pool of mortgages backing each Certificate.

Futures Contracts

      A futures contract is an agreement between two parties for the future acquisition or delivery of fixed income securities. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date.
A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. The purpose of the acquisition or sale of a futures contract, in the case of a Fund holding long-term debt securities, is to protect the portfolio from fluctuations in interest rates without actually buying or selling long-term debt securities. For example, when a Fund owns long-term U.S.
treasury bonds, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of such bonds. Such a sale would have much the same effect as selling some of the long-term U.S. treasury bonds owned by the Fund. If interest rates did increase, the value of the bonds in the Fund would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge against anticipated purchases of long-term bonds at higher prices. Since fluctuations in the value of futures contracts should be similar to that of long-term bonds, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term bonds on the cash market. The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures contract market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.







                          PART C.  OTHER INFORMATION


Item 24.    Financial Statements and Exhibits

            (a)   Financial Statements:
                                                                  Page in
                                                                  Prospectus
                                                                  ----------
            (1)   Financial statements and schedules
                  included in Prospectuses (Part A):


                  Financial  Highlights  for INVESCO
                  Select Income Fund for the years
                  ended August 31, 1996, 1995 and
                  1994, and the eight-month period
                  ended August 31, 1993 and for each
                  of the ^ seven years in the period
                  ended December 31, 1992.                            9

                  Financial Highlights for INVESCO
                  High Yield Fund for the fiscal years
                  ended August 31, 1996, 1995 and 1994,
                  the eight-month period ended August
                  31, 1993 and for each of the ^ seven
                  years in the period ended December 31,
                  1992.                                               37

                  Financial Highlights for INVESCO U.S.
                  Government Securities Fund for the
                  fiscal years ended August 31, 1996,
                  1995 and 1994, the eight-month period
                  ended August 31, 1993^ and each
                  of the six years in the period ended
                  December 31, 1992 ^.                                67

                  Financial Highlights for INVESCO Short-
                  Term Bond Fund for the fiscal ^ years
                  ended August 31, 1996 and 1995 and the
                  11-month period from September 30, 1993
                  (commencement of operations) to
                  August 31, 1994.                                    91


                                                                  Page in
                                                                  Statement
                                                                  of Addi-
                                                                  tional In-
                                                                  formation
                                                                  ---------

            (2)   The following audited financial
                  statements of the INVESCO Select
                  Income Fund, the INVESCO High Yield
                  Fund, the INVESCO U.S. Government
                  Securities Fund and the INVESCO
                  Short-Term Bond Fund and the notes
                  thereto for the fiscal year






                  ended August 31, ^ 1996 and the
                  report of Price Waterhouse LLP
                  with respect to such financial
                  statements, are incorporated in
                  the Statement of Additional
                  Information by reference from the
                  Company's Annual Report to
                  Shareholders  for the fiscal year
                  ended August 31, ^ 1996: Statement
                  of Investment Securities as
                  of August 31, ^ 1996;  Statement
                  of Assets and  Liabilities as
                  of August 31, ^ 1996;  Statement
                  of  Operations  for the year
                  ended  August 31, ^ 1996;  Statement
                  of Changes in Net Assets for each
                  of the two years in the period ended
                  August  31, ^ 1996; Financial
                  Highlights for each of the five
                  years in the ^ periods indicated.

            (3)   Financial statements and schedules
                  included in Part C:

                  None: Schedules have been omitted as all information has been presented in the financial statements.

            (b)   Exhibits:


                  (1)   Articles of Incorporation (Charter)
                        filed April 2, ^ 1993.

                  (2)   Bylaws, as amended July 21, ^ 1993.


                  (3)   Not applicable.


                  (4)   ^ Not required to be filed on
                        EDGAR.

                  (5)   (a)   Investment Advisory Agreement
                        between the Company and INVESCO
                        Funds Group, Inc. dated April 30, ^
                        1993.

                              (i)   Amendment to this
                              Investment Advisory ^
                              Agreement.

                        (b)   Sub-Advisory Agreement between
                        INVESCO  and INVESCO Trust Company
                        dated April 30, ^ 1993.

                              (i)   Amendment to this Sub-
                              Advisory ^ Agreement.








                              (ii)  Amendment to this Sub-
                              Advisory ^ Agreement.

                  (6)   General Distribution Agreement
                        between the Company and INVESCO
                        Funds Group, Inc. dated April 30, ^
                        1993.

                  (7)   Defined Benefit Deferred
                        Compensation Plan for Non-
                        Interested Directors and ^
                        Trustees.(2)

                  (8)   Custody Agreement between the
                        Company and State Street
                        Bank and Trust Company dated
                        July 1, ^ 1994.

                        (a)   Amendment to Custody Agreement
                        dated October 25, 1995.

                  (9)   (a)   Transfer Agency Agreement
                        between the Company and INVESCO
                        Funds Group, Inc. dated April 30, ^
                        1993.

                              (i)   Amendment to Transfer
                              Agency Agreement between the
                              Company and INVESCO Funds
                              Group, Inc. dated May 1, ^
                              1996.

                        (b)   Administrative Services
                        Agreement between the Company and
                        INVESCO Funds Group, Inc. dated
                        April 30, ^ 1993.

                              (i)   Amendment to this
                              Administrative Services ^
                              Agreement.

                  (10)  Opinion and consent of counsel
                        as to the legality of the
                        securities  being  registered,
                        indicating whether they will,
                        when sold, be legally issued,
                        fully paid and non-^ assessable.(2)


                  (11)  Consent of Independent Accountants.

                  (12)  Not applicable.

                  (13)  Not applicable.







                  (14)  Copies of model plans used in the
                        establishment of retirement plans
                        as follows:  Non-standardized
                        Profit Sharing Plan; Non-
                        standardized Money Purchase Pension
                        Plan; Standardized Profit Sharing
                        Plan Adoption Agreement;
                        Standardized Money Purchase Pension
                        Plan; Non-standardized 401(k) Plan
                        Adoption Agreement; Standardized
                        401(k) Paired Profit Sharing Plan;
                        Standardized Simplified Profit
                        Sharing Plan; Standardized
                        Simplified Money Purchase Plan;
                        Defined Contribution Master Plan &
                        Trust Agreement; and Financial
                        403(b) Retirement ^ Plan.(4)

                  (15)  Plan and Agreement of Distribution
                        dated April 30, 1993, adopted
                        pursuant to Rule 12b-1 under the
                        Investment Company Act of ^ 1940.2
                        Amendment of Plan and Agreement of
                        Distribution dated July 19, ^
                        1995.(1)

                  (16)  Schedule for computation of
                        performance ^ data.(4)


                  (17)  (a) Financial Data Schedule for the
                        period ended August 31, 1996 for
                        INVESCO Select Income Fund.

                        (b) Financial Data Schedule for the
                        period ended August 31, 1996 for
                        INVESCO High Yield Fund.

                        (c)  Financial Data Schedule for
                        the period ended August 31, 1996
                        for INVESCO U.S. Government
                        Securities Fund.

                        (d) Financial Data Schedule for the
                        period ended August 31, 1996 for
                        INVESCO Short-Term Bond Fund.

                  (18)  Not Applicable.


            (1)Previously filed on EDGAR with Post-Effective
            Amendment No. ^ 24 dated ^ October 24, 1995 and incorporated by reference herein.







            (2)Previously filed with Post-Effective Amendment
            No. 33 dated March 31, 1994 and incorporated by reference herein.

            (3)Previously filed with Post-Effective Amendment No. ^
            30 dated ^ June 14, 1993 and incorporated by reference herein.

            (4)Previously^ filed with the Registration Statement of INVESCO International Funds, Inc. (File No. 33-63498) filed May 27, 1993 and incorporated by reference herein.

            ^ (5)Previously filed with Post-Effective Amendment No. 24 dated February 21, 1989 and incorporated by reference herein.

^


Item 25.    Persons Controlled by or Under Common Control with
            Registrant

            No person is presently controlled by or under common control with the INVESCO Select Income Fund, INVESCO High Yield Fund, INVESCO U.S. Government
Securities Fund, or INVESCO Short- Term Bond Fund of the Registrant.


Item 26.    Number of Holders of Securities
                                                      Number of Record
                                                      Holders as of
      Title of Class                                  August 31, ^ 1996
      --------------                                  -----------------

      Common Stock
         INVESCO Select Income Fund                       ^ 14,539
         INVESCO High Yield Fund                          ^ 15,332
         INVESCO U.S. Government Securities Fund           ^ 3,980
         INVESCO Short-Term Bond Fund                      ^ 1,202


Item 27.    Indemnification

            Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) above. Under these Articles, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Company or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.







Item 28.    Business and Other Connections of Investment Adviser

            See  "The  Fund  and  Its  Management"  in  the  Funds'   respective
Prospectuses  and in the Statement of  Additional  Information  for  information regarding the business of the  investment  adviser.  For  information  as to the business, profession,  vocation or employment of a substantial nature of each of the officers and  directors of INVESCO Funds Group,  Inc.,  reference is made to the Schedule Ds to the Form ADV filed under the Investment  Advisers Act of 1940 by INVESCO  Funds  Group,  Inc.,  which  schedules  are herein  incorporated  by reference.

Item 29.    Principal Underwriters

            (a)   INVESCO Diversified Funds, Inc.
                  INVESCO Dynamics Fund, Inc.
                  INVESCO Emerging Opportunity Funds, Inc.
                  INVESCO Growth Fund, Inc.
                  INVESCO Industrial Income Fund, Inc.
                  INVESCO International Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Multiple Asset Funds, Inc.
                  INVESCO Specialty Funds, Inc.
                  INVESCO Strategic Portfolios, Inc.
                  INVESCO Tax-Free Income Funds, Inc.
                  INVESCO Value Trust
                  INVESCO Variable Investment Funds, Inc.






            (b)

                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------

^

Frank M. Bishop                     Director ^
1315 Peachtree Street N.E.
Atlanta, GA  30309


Charles W. Brady                                              Chairman of
1315 Peachtree Street N.E.                                    the Board
Atlanta, GA  30309


^


M. Anthony Cox                      Senior Vice
1315 Peachtree Street N.E.          President
Atlanta, GA  30309

Steven T. Cox, Jr.                  Regional Vice
7800 E. Union Avenue                President
Denver, CO  80237


Robert D. Cromwell                  ^ Regional Vice ^
7800 E. Union Avenue                President ^
^ Denver, CO  80237


Samuel T. DeKinder                  Director
1315 Peachtree Street N.E.
Atlanta, GA  30309


Douglas P. Dhom                     Regional Vice
1355 Peachtree Street N.E.          President
Atlanta, GA  30309


William J. Galvin, Jr.              Senior Vice               Asst.
7800 E. Union Avenue                President                 Secretary
Denver, CO  80237







                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------


Linda J. Gieger                     Vice President
7800 E. Union Ave.
Denver, CO  80237

Ronald L. Grooms                    Senior Vice               Treasurer,
7800 E. Union Avenue                President                 Chief Fin'l
Denver, CO  80237                   & Treasurer               Officer &
                                                              Chief Acctg.
                                                              Officer

Wylie G. Hairgrove                  Vice President
7800 E. Union Avenue
Denver, CO  80237


^ Hubert L. Harris ^, Jr.           Director                  Director
1315 Peachtree Street, N.E. ^
Atlanta, GA  30309


Dan J. Hesser                       Chairman of the           President &
7800 E. Union Avenue                Board, President,         Director
Denver, CO  80237                   CEO & Director

Mark A. Jones                       Regional Vice
1315 Peachtree Street, N.E.         President
Atlanta, GA  30309

Jeraldine E. Kraus                  Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Michael D. Legoski                  Assistant Vice
7800 E. Union Avenue                President
Denver, CO  80239





                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------


^ James F. Lummanick                Vice President;
^ 7800 E. Union Avenue              Asst. General
^ Denver, CO  80237                 Counsel


Brian N. Minturn                    Executive Vice
7800 E. Union Avenue                President
Denver, CO  80237

Robert J. O'Connor                  Director
1315 Peachtree Street, N.E.
Atlanta, GA  30309


Donald R. Paddack                   Asst. Vice
7800 E. Union Avenue                President
Denver, CO  80237


Laura M. Parsons                    Vice President
7800 E. Union Avenue
Denver, CO  80237

Glen A. Payne                       Senior Vice               Secretary
7800 E. Union Avenue                President, Secretary
Denver, CO  80237                   General Counsel


^ Pamela J. Piro                    Asst. Vice
7800 E. Union Avenue                President
Denver, CO  80237



Gary J. Ruhl                        Vice President
7800 E. Union Ave.
Denver, CO  80237

R. Dalton Sim                       Director ^
7800 E. Union Avenue
Denver, CO  80237


James S. Skesavage                  Regional Vice
1315 Peachtree Street N.E.          President
Atlanta, GA  30309






                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------

Terri Berg Smith                    Vice President
7800 E. Union Avenue
Denver, CO  80237


^ Tane T. Tyler                     Asst. Vice
^ 7800 E. Union Ave.                President
^ Denver, CO  80237


Alan I. Watson                      Vice President            Asst. Sec.
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese                       Vice President            Asst. Treas.
7800 E. Union Avenue
Denver, CO  80237

Allyson B. Zoellner                 Vice President
7800 E. Union Avenue
Denver, CO  80237

                  (c)   Not applicable.

Item 30.    Location of Accounts and Records

            Dan J. Hesser
            7800 E. Union Avenue
            Denver, CO  80237

Item 31.    Management Services

            Not applicable.

Item 32.    Undertakings

            (a)   The  Registrant   hereby   undertakes   that  the  board  of
                  directors   will  call   such   meetings   of   shareholders
                  for  action  by  shareholder   vote,   including  acting  on
                  the   question  of  removal  of  a  director  of   directors
                  and    to    assist    in    communications    with    other
                  shareholders   as   required   by   Section   16(c)  of  the
                  Investment   Company  Act  of  1940,  as  may  be  requested
                  in  writing   by  the   holders  of  at  least  10%  of  the
                  outstanding   shares   of   the   Company   or  any  of  its
                  Funds,   or  as  may  be  required  by  applicable   law  or
                  the Company's Articles of Incorporation.


^








            (c) The Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.







      Pursuant  to the  requirements  of the  Securities  Act of  1933  and  the
Investment   Company  Act  of  1940,   the   registrant  has  duly  caused  this
post-effective  amendment  to be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of
Colorado, on the ^ 30th day of October, ^ 1996.


Attest:                                   INVESCO Income Funds, Inc.

/s/ Glen A. Payne                         /s/ Dan J. Hesser
------------------------------------      ------------------------------------
Glen A. Payne, Secretary                  Dan J. Hesser, President


      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capacities indicated on this ^ 30th day of October, ^ 1996.


 /s/Dan J. Hesser                         /s/ Lawrence H. Budner
------------------------------------      ------------------------------------
Dan J. Hesser, President &                Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ Daniel D. Chabris
------------------------------------      ------------------------------------
Ronald L. Grooms, Treasurer               Daniel D. Chabris, Director
(Chief Financial and
Accounting Officer)

/s/ Victor L. Andrews                     /s/ Fred A. Deering
------------------------------------      ------------------------------------
Victor L. Andrews, Director               Fred A. Deering, Director

/s/ Bob R. Baker                          /s/ A. D. Frazier, Jr.
------------------------------------      ------------------------------------
Bob R. Baker, Director                    A. D. Frazier, Jr., Director

/s/ Hubert L. Harris, Jr.                 /s/ Kenneth T. King
------------------------------------      ------------------------------------
Hubert L. Harris, Jr., Director           Kenneth T. King, Director

/s/ Charles W. Brady                      /s/ John W. McIntyre
------------------------------------      ------------------------------------
Charles W. Brady, Director                John W. McIntyre, Director


By*                                       By*   /s/ Glen A. Payne
   ---------------------------------         ---------------------------------
      Edward F. O'Keefe                         Glen A. Payne
      Attorney in Fact                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration
Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on January 9, 1990, January 16, 1990, May 22, 1992, March 31, 1994, October 23,
1995.





                                 Exhibit Index

                                                Page in
Exhibit Number                                  Registration Statement
--------------                                  ----------------------

      ^ 1                                              180
      ^ 2                                              190
      5(a)                                             212
      5(a)(i)                                          221
      5(b)                                             222
      5(b)(i)                                          229
      5(b)(ii)                                         230
      6                                                232
      8                                                242
      8(a)                                             267
      9(a)                                             268
      9(a)(i)                                          282
      9(b)                                             283
      9(b)(i)                                          288
      11                                               289
      17(a)                                            290
      17(b)                                            291
      17(c)                                            292
      17(d)                                            293

      99.POA HARRIS                                    294



